UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09813

                                 UMB Scout Funds

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                     ---------------------------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                     --------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512
                                                           --------------
                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2006
                                               -------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)



                               UMB | SCOUT FUNDS
                                     ANNUAL REPORT | JUNE 30, 2006


                        Stock Fund

                       Growth Fund

                    Small Cap Fund

                   World Wide Fund

                         Bond Fund                  [GRAPHIC]

                Money Market Fund-
                 Federal Portfolio

                Money Market Fund-
                   Prime Portfolio

        Tax-Free Money Market Fund


                                   [GRAPHIC]

                                                     OPPORTUNITY BEYOND TOMORROW

                                   [GRAPHIC]

TABLE OF CONTENTS

   Economic and Market Commentary ..........................................   1

   Stock Fund ..............................................................   2

   Growth Fund .............................................................   6

   Small Cap Fund ..........................................................  10

   WorldWide Fund ..........................................................  14

   Bond Fund ...............................................................  19

   Money Market Fund .......................................................  24

   Tax-Free Money Market Fund ..............................................  28

   Statements of Assets and Liabilities ....................................  32

   Statements of Operations ................................................  34

   Statements of Changes in Net Assets .....................................  36

   Financial Highlights ....................................................  40

   Notes to Financial Statements ...........................................  44

   Report of Independent Registered Public Accounting Firm. ................  51

   Expense Example .........................................................  52

   Trustees and Officers ...................................................  54

SHARES OF THE UMB SCOUT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION; NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.


                                                   UMB SCOUT FUNDS ANNUAL REPORT

ECONOMIC AND MARKET COMMENTARY

The past fiscal year proved to be a challenging one for investors. The economy faced strong headwinds from rising interest rates, skyrocketing oil prices and a sluggish real estate market. These issues combined to place a drag on the markets and led economists to raise their concerns of a slowing U.S. economy.

In regard to the overall U.S. economy, the Gross Domestic Product (GDP) started strong during the first quarter of the fiscal year, but slowed significantly to close out 2005. The slowdown was mainly due to the after effects from Hurricane Katrina. GDP rebounded strongly as we entered 2006, but again slowed during the past three months. The rollercoaster GDP was also reflected in the extremely volatile stock market. On the positive side, the key drivers of economic growth, consumer spending and capital spending, maintained their strength during the fiscal year.

Following Hurricane Katrina and Iraq, the next impactful news story during the fiscal year was the rise in oil prices. Oil closed the fiscal year at more than $75 a barrel, an increase of 28%. Rising oil prices and other commodities have caused inflation to creep back into the U.S. vernacular. The 12-month core Consumer Price Index (CPI) measurement rose to 2.4% as of June 30, 2006, which is edging toward the top-end of the Federal Reserve's comfort zone.

Inflation concerns have propelled the Federal Open Market Committee (FOMC) to continue its tightening campaign and raise its target on overnight rates by more than 200 basis points over the past year. In addition, the FOMC changed leadership during this past fiscal year, as Mr. Alan Greenspan retired and Mr. Ben Bernanke was appointed the new chairman.

Riding along side all this negative news was a strong employment picture. The unemployment rate continued its steady decline during the past 12-months, closing the fiscal year at 4.6%.

In closing, I would like to recognize the UMB Scout WorldWide Fund's management team, and specifically James Moffett, for being selected as Morningstar's runner-up for the "2005 International Manager of the Year." This is an impressive accomplishment and a well-deserved acknowledgement.

I encourage you to read the shareholder letters provided throughout this report for additional information about how each Fund fared during the past year. Thank you for your continued support of the UMB Scout Funds.


/s/ William B. Greiner

William B. Greiner, CFA
CHIEF INVESTMENT OFFICER SCOUT
INVESTMENT ADVISORS, INC.


JUNE 30, 2006                                                                  1

[GRAPHIC]

OBJECTIVE:

THE UMB SCOUT STOCK FUND SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME BY INVESTING IN COMMON STOCKS OF COMPANIES THOUGHT TO BE UNDERVALUED AND HAVE THE POTENTIAL FOR CAPITAL APPRECIATION.

STOCK FUND

We are pleased to report the UMB Scout Stock Fund provided a total return (price and reinvested dividends) of 13.05% for the twelve-month period ended June 30, 2006, and 4.25% for the six-month period ended June 30, 2006. In comparison, the Lipper Large-Cap Core Funds Index posted a return of 9.11% for the year and 2.17% for the six months ended June 30, 2006. The market in general, as reflected by the Standard & Poor's 500(R) Index, provided investors with a 8.63% return and a 2.70% return for the twelve-month and six-month time periods, respectively. The UMB Scout Stock Fund closed the fiscal year ended June 30, 2006 at $15.09 per share.

The UMB Scout Stock Fund provided returns of 13.05%, 3.59% and 5.47% for the one-, five- and ten-year periods ended June 30, 2006. The Lipper Large-Cap Core Funds Index posted returns of 9.11%, 1.68% and 7.17% for the one-, five- and ten-year periods ended June 30, 2006. The S&P 500(R) posted returns of 8.63%, 2.49% and 8.32% for the one-, five- and ten-year periods ended June 30, 2006. THE PERFORMANCE DATA QUOTED HERE REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-996-2862 OR VISIT UMBSCOUTFUNDS.COM.

The Fund's fiscal year was dominated by global strife that translated to rising oil prices. Fears of a cutoff in the oil supply from a variety of sources resulted in a $20 price premium per barrel for West Texas Intermediate oil. This helped cause distant delivery prices for futures to exceed spot prices in the futures market and created pricing uncertainty.

As a result of these extremely high energy prices coupled with rising interest rates, the dislocation of capital forced an advancing stock market to retreat. Earnings and cash flow fueled the stock market to new levels during the first half of 2006. Once the Dow Jones Industrials Average failed to exceed the high it set in January 2000, the bears pounced. The sell-off gained momentum after Mr. Bernanke, chairman of the Federal Open Market Committee, was confirmed by the Senate and immediately began to express his views regarding the economy and inflation.

The perceived economic slowdown created by rising interest rates, seventeen consecutive Federal Funds rate hikes, and high oil prices did substantial damage, erasing the accumulated gains of the first four months of 2006. The resulting downdraft in the equity markets hit bottom during the second week of June. The accumulation


2                                                  UMB SCOUT FUNDS ANNUAL REPORT
of cash and a technical reversal could set the stage for a sustained rally grounded on cash flow and valuation.

Stock selection was the largest contributing factor (approximately 89%) for the Fund's outperformance of the Lipper Large-Cap Core Funds Index during the twelve-month period ended June 30, 2006. Holdings in the Energy, Industrials, Information Technology and Finance sectors provided the greatest positive contribution to the Fund's return over the last twelve months. Lagging sectors for the Fund were Telecom Services, Materials and Utilities. Individual stocks that provided the greatest positive contribution over the last twelve months for the Fund were Peabody Energy, Caterpillar, Merrill Lynch, Occidental and Emerson Electric.(1) Lagging stocks for the Fund were primarily in the telecom and software industries.

The Fund will continue to seek companies that meet or exceed our cash flow and valuation screens and that have provided a track record of consistent growth.

In closing, we want to express our appreciation for your continued support of the UMB Scout Stock Fund as well as the UMB Scout Funds family.

JAMES A. REED II, JD, CFA
SCOUT INVESTMENT ADVISORS, INC.

(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.

HYPOTHETICAL GROWTH OF $10,000
UMB SCOUT STOCK FUND [UMBSX]
AS OF JUNE 30, 2006
--------------------------------------------------------------------------------
 [The following table was represented as a line chart in the printed material.]

                                        Lipper                S&P 500/
                                      Large-Cap              Citigroup
                        UMB Scout     Core Funds   S&P 500     Value
             Date      Stock Fund       Index      Index       Index
             ----      ----------      ------     -------     -------
          6/30/1996      10,000        10,000      10,000      10,000
          6/30/1997      11,625        12,954      13,471      13,108
          6/30/1998      13,416        16,778      17,534      16,551
          6/30/1999      15,283        19,867      21,524      19,089
          6/30/2000      15,693        21,941      23,085      17,535
          6/30/2001      14,272        18,392      19,661      17,559
          6/30/2002      12,822        15,238      16,125      15,982
          6/30/2003      12,608        15,085      16,165      15,484
          6/30/2004      14,256        17,475      19,255      18,983
          6/30/2005      15,063        18,323      20,472      21,114
          6/30/2006      17,029        19,991      22,239      24,260
--------------------------------------------------------------------------------

(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

      PERFORMANCE RETURNS FOR THE UMB SCOUT STOCK FUND, S&P 500 (R) INDEX, LIPPER LARGE-CAP CORE FUNDS INDEX AND S&P 500 (R)/CITIGROUP VALUE INDEX ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

      ON DECEMBER 19, 2005, THE S&P DISCONTINUED THE S&P 500 (R) /BARRA VALUE INDEX. IT WAS REPLACED AT THAT TIME BY THE S&P 500 (R) /CITIGROUP VALUE INDEX. THE UMB SCOUT STOCK FUND FOLLOWED THIS CHANGE AS THE S&P 500
      (R)/BARRA VALUE INDEX BECAME UNAVAILABLE. HISTORIC RETURNS OF THE NEW INDEX HAVE BEEN RECALCULATED AND ARE SHOWN IN THE PRECEDING GRAPH.

      FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.


JUNE 30, 2006                                                                  3

FUND DIVERSIFICATION
UMB SCOUT STOCK FUND (UMBSX)
--------------------------------------------------------------------------------
 [The following table was represented as a pie chart in the printed material.]

                  Financials ..........................  29%
                  Industrials .........................  14%
                  Information Technology ..............  12%
                  Energy ..............................   9%
                  Consumer Discretionary ..............   8%
                  Health Care .........................   7%
                  Consumer Staples ....................   6%
                  Telecom .............................   4%
                  Utilities ...........................   4%
                  Materials ...........................   3%
                  Cash & Cash Equivalents .............   4%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.

COMPARATIVE RATES OF RETURN
UMB SCOUT STOCK FUND (UMBSX)
AS OF JUNE 30, 2006
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND .....................  13.05%   10.54%     3.59%     5.47%
Lipper Large-Cap Core Funds Index(1) .....   9.11%    9.84%     1.68%     7.17%
S&P 500(R) Index(1) ......................   8.63%   11.22%     2.49%     8.32%
S&P 500(R)/Citigroup Value Index(1) ......  12.61%   15.25%     4.24%     9.17%
--------------------------------------------------------------------------------

      RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

      The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for periods prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the new fees and expenses and the Advisor's agreement to limit total Fund expenses were in effect for the periods shown, returns would have been lower.

      THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

TOP TEN EQUITY HOLDINGS
UMB SCOUT STOCK FUND (UMBSX)
                                                           MARKET       PERCENT
                                                       VALUE (000'S)    OF TOTAL
--------------------------------------------------------------------------------
Occidental Petroleum Corp. ...........................    $ 3,682          3.2%
Caterpillar, Inc. ....................................      3,240          2.8%
Emerson Electric Co. .................................      3,235          2.8%
Chubb Corp. ..........................................      3,223          2.8%
State Street Corp. ...................................      3,108          2.7%
Sanofi-Aventis .......................................      2,956          2.6%
Harris Corp. .........................................      2,922          2.5%
Cullen/Frost Bankers, Inc. ...........................      2,917          2.5%
ConocoPhillips .......................................      2,909          2.5%
Merrill Lynch & Co., Inc. ............................      2,894          2.5%
--------------------------------------------------------------------------------
TOTAL ................................................    $31,086         26.9%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.

HISTORICAL PER-SHARE RECORD
UMB SCOUT STOCK FUND (UMBSX)
                                     INCOME &                      CUMULATIVE(2)
                           NET      SHORT-TERM      LONG-TERM         VALUE PER
                          ASSET        GAINS          GAINS          SHARE PLUS
                          VALUE    DISTRIBUTION    DISTRIBUTION    DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/01 ..............   $15.15      $ 0.14          $ 0.35           $38.14
12/31/02 ..............    12.05        0.12              --            35.16
12/31/03 ..............    14.84        0.10              --            38.05
12/31/04 ..............    15.17        0.11            0.33            38.82
12/31/05 ..............    14.59        0.35            1.79            40.38
06/30/06(3) ...........    15.09        0.12              --            41.00
--------------------------------------------------------------------------------

(2)   DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.
(3) SIX MONTHS ONLY. DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER. TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.


4                                                  UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

STOCK FUND

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.0%
CONSUMER DISCRETIONARY -- 7.8%
      31,100   J.C. Penney Co., Inc. .........................   $    2,099,561
      52,100   McDonald's Corp. ..............................        1,750,560
      90,100   Staples, Inc. .................................        2,191,232
      17,600   Starwood Hotels & Resorts Worldwide, Inc. .....        1,061,984
      39,200   Target Corp. ..................................        1,915,704
                                                                 --------------
                                                                      9,019,041
                                                                 ==============
CONSUMER STAPLES -- 6.3%
      16,000   Altria Group, Inc.(1) .........................        1,174,880
      58,000   Hormel Foods Corp. ............................        2,154,120
      29,200   PepsiCo, Inc. .................................        1,753,168
      40,200   Procter & Gamble Co. ..........................        2,235,120
                                                                 --------------
                                                                      7,317,288
                                                                 ==============
ENERGY -- 9.2%
      44,400   ConocoPhillips ................................        2,909,532
      67,500   Imperial Oil Ltd. .............................        2,464,425
      35,900   Occidental Petroleum Corp. ....................        3,681,545
      24,000   Valero Energy Corp. ...........................        1,596,480
                                                                 --------------
                                                                     10,651,982
                                                                 ==============
FINANCIALS -- 29.2%
      33,900   American Express Co. ..........................        1,804,158
      41,300   American International Group, Inc. ............        2,438,765
      50,500   Bank of America Corp. .........................        2,429,050
      64,600   Chubb Corp. ...................................        3,223,540
      50,900   Cullen/Frost Bankers, Inc. ....................        2,916,570
      32,500   Hartford Financial Services Group, Inc.(1) ....        2,749,500
      70,400   Highwoods Properties, Inc. ....................        2,547,072
      25,100   Lincoln National Corp. ........................        1,416,644
      41,600   Merrill Lynch & Co., Inc. .....................        2,893,696
      35,000   Morgan Stanley ................................        2,212,350
      53,500   State Street Corp. ............................        3,107,815
      77,700   U.S. Bancorp ..................................        2,399,376
      20,000   Wachovia Corp. ................................        1,081,600
      38,100   Wells Fargo & Co. .............................        2,555,748
                                                                 --------------
                                                                     33,775,884
                                                                 ==============
HEALTH CARE -- 7.0%
      16,000   Amgen, Inc.* ..................................        1,043,680
      50,900   GlaxoSmithKline PLC(1) ........................        2,840,220
      15,000   Roche Holding AG ADR ..........................        1,245,750
      60,700   Sanofi-Aventis ADR ............................        2,956,090
                                                                 --------------
                                                                      8,085,740
                                                                 ==============
INDUSTRIALS -- 14.1%
      26,000   Boeing Co. ....................................        2,129,660
      22,300   Burlington Northern Santa Fe Corp. ............        1,767,275
      43,500   Caterpillar, Inc. .............................        3,239,880
      38,600   Emerson Electric Co. ..........................        3,235,066
      12,900   FedEx Corp.(1) ................................        1,507,494
      64,000   General Electric Co. ..........................        2,109,440
      55,000   Ingersoll-Rand Co., Ltd. ......................        2,352,900
                                                                 --------------
                                                                     16,341,715
                                                                 ==============

NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 12.2%
      63,000   Corning, Inc.* ................................   $    1,523,970
      70,400   Harris Corp. ..................................        2,922,304
      76,300   Hewlett-Packard Co. ...........................        2,417,184
     110,000   Microsoft Corp. ...............................        2,563,000
      27,000   Qualcomm, Inc. ................................        1,081,890
      81,800   Texas Instruments, Inc. .......................        2,477,722
      82,100   Xerox Corp.*(1) ...............................        1,142,011
                                                                 --------------
                                                                     14,128,081
                                                                 ==============
MATERIALS -- 2.7%
      31,000   BHP Billiton Ltd.(1) ..........................        1,335,170
      45,000   Dow Chemical Co. ..............................        1,756,350
                                                                 --------------
                                                                      3,091,520
                                                                 ==============
TELECOMMUNICATION SERVICES -- 3.5%
      35,100   ALLTEL Corp. ..................................        2,240,433
      87,900   Sprint Corp. ..................................        1,757,121
                                                                 --------------
                                                                      3,997,554
                                                                 ==============
UTILITIES -- 4.0%
      23,700   Dominion Resources, Inc.(1) ...................        1,772,523
      97,200   Duke Energy Corp.(1) ..........................        2,854,764
                                                                 --------------
                                                                      4,627,287
                                                                 ==============
TOTAL COMMON STOCKS
(COST $94,989,546) -- 96.0% ..................................      111,036,092
                                                                 ==============
SHORT-TERM INVESTMENTS -- 3.8%
U.S. GOVERNMENT AGENCIES
               Federal Home Loan Bank
$  4,373,000     4.95%, 07/03/06 .............................   $    4,371,797
                                                                 ==============
TOTAL SHORT-TERM INVESTMENTS
(COST $4,371,797) -- 3.8% ....................................        4,371,797
                                                                 ==============
COLLATERAL INVESTMENT FOR SECURITIES ON LOAN -- 11.0%
(COST $12,757,560) ...........................................   $   12,757,560
                                                                 ==============
TOTAL INVESTMENTS
(COST $112,118,903) -- 110.8% ................................      128,165,449

Liabilities less other assets -- (10.8)% .....................      (12,513,809)
                                                                 --------------

TOTAL NET ASSETS -- 100.0%
   (equivalent to $15.09 per share;
   unlimited shares of $1.00 par
   value capital shares authorized;
   7,663,681 shares outstanding) .............................   $  115,651,640
                                                                 ==============

      ADR - AMERICAN DEPOSITARY RECEIPT
      PLC - PUBLIC LIMITED COMPANY
*     NON-INCOME PRODUCING SECURITY
(1)   SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


JUNE 30, 2006                                                                  5

[GRAPHIC]

OBJECTIVE:

THE UMB SCOUT GROWTH FUND* SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING IN COMMON STOCKS OF COMPANIES BELIEVED TO HAVE FAVORABLE GROWTH POTENTIAL AND FINANCIAL CHARACTERISTICS, COMBINED WITH AN ATTRACTIVE OR UNDERVALUED STOCK PRICE.

GROWTH FUND

As the UMB Scout Growth Fund entered the 2006 fiscal year, it was positioned to take advantage of continued U. S. economic growth. Throughout the fiscal year, the Advisor maintained its expectation of economic strength, with the view that growth would slow somewhat during the year. What changed most dramatically was the Advisor's view of which segment of the economy would become the driver of growth.

We anticipated rising interest rates and higher oil prices would eventually lead to a slowdown in consumer spending, which had been a strength in the U.S. economy for some time. In its place, the economy would benefit from an increase in capital spending. With this shift, the manufacturing area within the economy would become the source of strength.

While the economy didn't experience a broad-based increase in capital spending, the Industrials sector did benefit from the global economic boom. The Fund's holdings in Caterpillar and Jacobs Engineering performed very well, as their earnings rose sharply due to the massive amounts of spending toward improving infrastructure worldwide.(1)

With the Fund maintaining a neutral weighting in most sectors, the contributors to the Fund's overall performance was spread across several sectors and securities. Starbucks and Costco continued to provide a positive return for the Fund and avoided any effects from the slowdown in consumer spending. Even in relatively weak sectors such as Health Care and Energy, the Fund benefited from its holdings in Covance and Valero, which performed well during the quarter.(1)

The sector that surprised the Advisor by not benefiting from the increase in capital spending was the Information Technology sector. The Information Technology sector was the worst-performing sector for the Fund, with companies like Qualcomm and Adobe experiencing sharp price declines in the second half of the 2006 fiscal year.(1)

Even though we expected a slowing in the consumer side of the economy, our view that spending on high-end consumer products would maintain through the slowdown proved incorrect as all parts of the Consumer Discretionary sector were weak. This impacted the Fund through its holdings of Williams-Sonoma and Carnival Cruise Lines, which placed a drag on the Fund's overall performance.(1)

* PRIOR TO APRIL 1, 2005, THE FUND WAS KNOWN AS THE UMB SCOUT STOCK SELECT FUND AND WAS MANAGED IN ACCORDANCE WITH A DIFFERENT INVESTMENT OBJECTIVE AND STRATEGY.


6                                                  UMB SCOUT FUNDS ANNUAL REPORT

As we enter the second half of 2006, the Fund will continue to seek growth-oriented investment opportunities that meet our high-quality qualifications. Thank you for your continued support of the UMB Scout Growth Fund.

WILLIAM B. GREINER, CFA
SCOUT INVESTMENT ADVISORS, INC.

(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.

HYPOTHETICAL GROWTH OF $10,000
UMB SCOUT GROWTH FUND (UMBOX)
AS OF JUNE 30, 2006
--------------------------------------------------------------------------------
 [The following table was represented as a line chart in the printed material.]


                  UMB Scout   Lipper Large-Cap                  S&P 500/
                   Growth       Growth Fund      S&P 500        Citigroup
                    Fund          Index           Index       Growth Index
                    ----       ------------       -----       ------------
      6/30/1999    10,080         10,341          10,276         10,000
      6/30/2000     9,703         12,478          11,021         10,000
      6/30/2001     8,753          8,318           9,387          7,532
      6/30/2002     7,825          6,246           7,698          5,503
      6/30/2003     7,741          6,116           7,718          5,700
      6/30/2004     8,754          7,099           9,193          6,604
      6/30/2005     8,633          7,371           9,774          6,714
      6/30/2006     8,962          7,797          10,617          6,893
--------------------------------------------------------------------------------

(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

      PERFORMANCE RETURNS FOR THE UMB SCOUT GROWTH FUND, S&P 500 (R) INDEX, LIPPER LARGE-CAP GROWTH FUNDS INDEX AND S&P 500 (R)/CITIGROUP GROWTH INDEX ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

      ON DECEMBER 19, 2005, THE S&P DISCONTINUED THE S&P 500 (R)/BARRA GROWTH INDEX. IT WAS REPLACED AT THAT TIME BY THE S&P 500 (R)/CITIGROUP GROWTH INDEX. THE UMB SCOUT GROWTH FUND FOLLOWED THIS CHANGE AS THE S&P 500
      (R)/BARRA GROWTH INDEX BECAME UNAVAILABLE. HISTORIC RETURNS OF THE NEW INDEX HAVE BEEN RECALCULATED AND ARE SHOWN IN THE PRECEDING GRAPH.

      FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.


JUNE 30, 2006                                                                  7

FUND DIVERSIFICATION
UMB SCOUT GROWTH FUND (UMBOX)
--------------------------------------------------------------------------------
 [The following table was represented as a pie chart in the printed material.]

                  Health Care .........................  19%
                  Information Technology ..............  15%
                  Consumer Staples ....................  13%
                  Energy ..............................  13%
                  Industrials .........................  13%
                  Financials ..........................  12%
                  Consumer Discretionary ..............   8%
                  Miscellaneous .......................   3%
                  Materials ...........................   2%
                  Cash & Cash Equivalents .............   2%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.

COMPARATIVE RATES OF RETURN
UMB SCOUT GROWTH FUND (UMBOX) AS OF JUNE 30, 2006
                                                                         SINCE
                                          1 YEAR   3 YEARS   5 YEARS   INCEPTION
--------------------------------------------------------------------------------
UMB SCOUT GROWTH FUND ...................  3.82%     5.00%     0.47%     -1.53%
Lipper Large-Cap Growth Funds Index(1) ..  5.78%     8.43%    -1.29%     -3.43%
S&P 500(R) Index(1) .....................  8.63%    11.22%     2.49%      0.84%
S&P 500(R)/Citigroup Growth Index(1) ....  4.84%     7.29%     0.59%     -2.12%
--------------------------------------------------------------------------------

      INCEPTION - MAY 17, 1999.

      RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

      The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for the periods prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the new fees and expenses and the Advisor's agreement to limit total Fund expenses were in effect for the periods shown, returns would have been higher.

      THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

      PRIOR TO APRIL 1, 2005, THE FUND WAS KNOWN AS THE UMB SCOUT STOCK SELECT FUND AND WAS MANAGED IN ACCORDANCE WITH A DIFFERENT INVESTMENT OBJECTIVE AND STRATEGY.

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

TOP TEN EQUITY HOLDINGS
UMB SCOUT GROWTH FUND (UMBOX)
                                                           MARKET       PERCENT
                                                       VALUE (000'S)    OF TOTAL
--------------------------------------------------------------------------------
Microsoft Corp. ......................................    $ 1,299          4.5%
SEI Investments Co. ..................................      1,261          4.4%
Covance, Inc. ........................................      1,145          4.0%
Danaher Corp. ........................................      1,138          3.9%
PepsiCo, Inc. ........................................      1,090          3.8%
CVS Corp. ............................................      1,024          3.5%
Medtronic, Inc. ......................................      1,016          3.5%
Amgen, Inc. ..........................................        991          3.4%
Valero Energy Corp. ..................................        991          3.4%
Starbucks Corp. ......................................        944          3.3%
--------------------------------------------------------------------------------
TOTAL ................................................    $10,899         37.7%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.

HISTORICAL PER-SHARE RECORD
UMB SCOUT GROWTH FUND (UMBOX)
                                     INCOME &                      CUMULATIVE(2)
                           NET      SHORT-TERM      LONG-TERM         VALUE PER
                          ASSET        GAINS          GAINS          SHARE PLUS
                          VALUE    DISTRIBUTION    DISTRIBUTION    DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/01 ..............   $ 8.43      $ 0.07          $   --           $ 8.67
12/31/02 ..............     6.71        0.05              --             7.00
12/31/03 ..............     8.34        0.04              --             8.67
12/31/04 ..............     8.65        0.04              --             9.02
12/31/05 ..............     8.42        0.02              --             8.81
06/30/06(3) ...........     8.55        0.01              --             8.95
--------------------------------------------------------------------------------

(2)   DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.
(3) SIX MONTHS ONLY. DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER. TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.

8                                                  UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

GROWTH FUND

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.2%
CONSUMER DISCRETIONARY -- 7.7%
      12,700   Best Buy Co. ..................................   $      696,468
      10,550   Harley-Davidson, Inc. .........................          579,090
      25,000   Starbucks Corp.* ..............................          944,000
                                                                 --------------
                                                                      2,219,558
                                                                 ==============
CONSUMER STAPLES -- 12.7%
      16,455   Anheuser-Busch Co., Inc.(1) ...................          750,183
      14,300   Costco Wholesale Corp. ........................          816,959
      33,350   CVS Corp. .....................................        1,023,845
      18,150   PepsiCo, Inc. .................................        1,089,726
                                                                 --------------
                                                                      3,680,713
                                                                 ==============
ENERGY -- 12.9%
      12,900   Apache Corp. ..................................          880,425
      14,200   ConocoPhillips ................................          930,526
      12,600   Noble Corp. ...................................          937,692
      14,900   Valero Energy Corp. ...........................          991,148
                                                                 --------------
                                                                      3,739,791
                                                                 ==============
FINANCIALS -- 12.5%
      18,800   AFLAC, Inc. ...................................          871,380
      16,250   Northern Trust Corp. ..........................          898,625
      25,800   SEI Investments Co. ...........................        1,261,104
      11,000   Wachovia Corp. ................................          594,880
                                                                 --------------
                                                                      3,625,989
                                                                 ==============
HEALTH CARE -- 19.1%
      15,200   Amgen, Inc.*(1) ...............................          991,496
      18,700   Covance, Inc.* ................................        1,144,813
       8,000   Genentech, Inc.* ..............................          654,400
      10,550   GlaxoSmithKline PLC ...........................          588,690
      21,650   Medtronic, Inc. ...............................        1,015,818
      14,000   Sanofi-Aventis ADR ............................          681,800
      10,500   Stryker Corp. .................................          442,155
                                                                 --------------
                                                                      5,519,172
                                                                 ==============
INDUSTRIALS -- 12.7%
      12,650   Caterpillar, Inc. .............................          942,172
      17,700   Danaher Corp. .................................        1,138,464
       9,950   Jacobs Engineering Group, Inc.* ...............          792,418
      10,550   L-3 Communications Holdings, Inc. .............          795,681
                                                                 --------------
                                                                      3,668,735
                                                                 ==============

NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.3%
      47,100   Applied Materials, Inc. .......................   $      766,788
      21,000   Autodesk, Inc.* ...............................          723,660
      44,150   Cisco Systems, Inc.* ..........................          862,250
      55,750   Microsoft Corp. ...............................        1,298,975
      19,400   Qualcomm, Inc. ................................          777,358
                                                                 --------------
                                                                      4,429,031
                                                                 ==============
MATERIALS -- 2.2%
      12,000   Praxair, Inc. .................................          648,000
                                                                 ==============
MISCELLANEOUS -- 3.1%
      15,600   iShares S&P 500 Growth Index Fund .............          911,040
                                                                 ==============
TOTAL COMMON STOCKS
(COST $26,201,760) -- 98.2% ..................................       28,442,029
                                                                 ==============
SHORT-TERM INVESTMENTS -- 4.9%
U.S. GOVERNMENT AGENCIES
               Federal Home Loan Bank
$  1,411,000     4.95%, 07/03/06 .............................        1,410,612
                                                                 ==============
TOTAL SHORT-TERM INVESTMENTS
(COST $1,410,612) -- 4.9% ....................................        1,410,612
                                                                 ==============
COLLATERAL INVESTMENT FOR SECURITIES ON LOAN
(COST $35,082) -- 0.1% .......................................           35,082
                                                                 ==============
TOTAL INVESTMENTS
(COST $27,647,454) -- 103.2% .................................       29,887,723

Liabilities less other assets -- (3.2)% ......................         (935,685)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
   (equivalent to $8.55 per share;
   unlimited shares of $1.00 par
   value capital shares authorized;
   3,385,054 shares outstanding) .............................   $   28,952,038
                                                                 ==============

      ADR - AMERICAN DEPOSITARY RECEIPT
      PLC - PUBLIC LIMITED COMPANY
*     NON-INCOME PRODUCING SECURITY
(1)   SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


JUNE 30, 2006                                                                  9

[GRAPHIC]

OBJECTIVE:

THE UMB SCOUT SMALL CAP FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING IN SMALLER COMPANIES LOCATED ANYWHERE IN THE UNITED STATES.

SMALL CAP FUND

As of June 30, 2006, the UMB Scout Small Cap Fund provided a one-year return of 16.16%, surpassing its benchmark, the Russell 2000(R) Index, which provided a one-year return of 14.58% (including price change and reinvested distributions). Over the same time period, the Lipper Small-Cap Core Funds Index provided a return of 14.52%. The UMB Scout Small Cap Fund ended June 30, 2006 at $17.40 per share. The UMB Scout Small Cap Fund provided a return of 16.16%, 12.35% and 11.63% for the one-, five- and ten-year periods ended June 30, 2006. The Russell 2000(R) Index posted a return of 14.58%, 8.50% and 9.05% for the one-, five- and ten-year periods ended June 30, 2006. The Lipper Small-Cap Core Funds Index posted a return of 14.52%, 9.13% and 10.03% for the one-, five- and ten-year periods ended June 30, 2006. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-996-2862 OR VISIT UMBSCOUTFUNDS.COM.

The Advisor's cycle-based methodology forecasted a stock market peak in spring followed by a downturn until fall. This downtrend became especially evident during the last thirty-five days of the fiscal year, where the market experienced the most volatile period of activity in the last fifty-five years. During this period of heightened uncertainty, the Advisor believes it is important to not overreact and stay true to your investment style. Maintaining a disciplined focus is now, perhaps, more important than ever.

Following the Advisor's bottom-up investment approach, the Fund was constructed based on where the Advisor uncovered the most appealing investment opportunities. Following this approach, the Fund ended the fiscal year heavily weighted in the Information Technology sector, followed by the Industrials and Health Care sectors. As of June 30, 2006, these three sectors accounted for more than eighty-one percent of the equity portion of the Fund.

During the past year, the Fund benefited most from its holdings in the Materials, Health Care, Industrials, Energy and Financials sectors. A highlight during the year was the Fund's allocation in Health Care. Not only was the Fund overweighted in this sector compared to its benchmark, but the Fund's holdings outperformed the benchmark's sector performance by just under twenty percent. This combination accounted for nearly five percent of the Fund's overall return.

The biggest surprise during the fiscal year was the performance of the Energy sector. Although the Fund participated and benefited from holdings in this sector throughout the year, the Fund maintained an underweight position compared to its benchmark. The biggest disappointment was the performance of the Information Technology sector.


10                                                 UMB SCOUT FUNDS ANNUAL REPORT

The Fund's holdings in this sector have strong balance sheets, reasonable valuations and healthy earnings forecasts. Unfortunately, many of these holdings were out of favor, but the Advisor is optimistic with regard to their long-term prospects.

As for individual securities, the top performing securities reflected the Fund's focus on Information Technology and Industrials sectors. The Fund benefited most from its holdings in j2 Global Communications, Bucyrus International, Diodes, Inc. and Gardner Denver. The Fund also benefited from Carpenter Technology and Palomar Medical Technologies, which provided the greatest positive security contributions to the Fund's overall return. Holdings in Innovative Solutions, Par Pharmaceuticals and Nautilus provided a drag on overall performance and were eliminated from the Fund.(1)

The Fund ended the fiscal year with an abnormally high level of cash based on the Advisor's decision to temporarily position the Fund more defensively. The biggest economic catalyst facing the Advisor's search for investment opportunities was a lowering of world liquidity due in part from rising rates by our own Federal Reserve and the Bank of Japan. Once opportunities begin to emerge, the Advisor will seek to invest these cash reserves.

On behalf of the entire team, I thank you for your continued support and investment in the UMB Scout Small Cap Fund.

DAVID R. BAGBY, CFA
SCOUT INVESTMENT ADVISORS, INC.

(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.

HYPOTHETICAL GROWTH OF $10,000
UMB SCOUT SMALL CAP FUND (UMBHX)
AS OF JUNE 30, 2006
--------------------------------------------------------------------------------
 [The following table was represented as a line chart in the printed material.]

                                                            Lipper
                            UMB Scout       Russell     Small-Cap Core
                 Date       Small Cap     2000 Index     Funds Index
                 ----       ---------     ----------    --------------
              6/30/1996       10,000         10,000        10,000
              6/30/1997       11,532         11,634        11,512
              6/30/1998       13,195         13,554        13,460
              6/30/1999       13,722         13,757        12,942
              6/30/2000       12,547         15,728        15,999
              6/30/2001       16,784         15,818        16,799
              6/30/2002       16,897         14,458        15,969
              6/30/2003       17,254         14,221        15,591
              6/30/2004       24,094         18,966        20,705
              6/30/2005       25,862         20,745        22,707
              6/30/2006       30,040         23,768        26,004
--------------------------------------------------------------------------------

(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

      PERFORMANCE RETURNS FOR THE UMB SCOUT SMALL CAP FUND, RUSSELL 2000 (R) INDEX AND LIPPER SMALL-CAP CORE FUNDS INDEX ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

      FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.


JUNE 30, 2006                                                                 11

FUND DIVERSIFICATION
UMB SCOUT SMALL CAP FUND (UMBHX)
--------------------------------------------------------------------------------
 [The following table was represented as a pie chart in the printed material.]

                 Information Technology ..............  34%
                 Industrials .........................  15%
                 Health Care .........................  14%
                 Consumer Discretionary ..............   4%
                 Financials ..........................   4%
                 Miscellaneous .......................   4%
                 Materials ...........................   2%
                 Consumer Staples ....................   1%
                 Cash & Cash Equivalents .............  22%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.

COMPARATIVE RATES OF RETURN
UMB SCOUT SMALL CAP FUND (UMBHX)
AS OF JUNE 30, 2006
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND ................  16.16%    20.30%    12.35%     11.63%
Russell 2000(R) Index(1) ................  14.58%    18.70%     8.50%      9.05%
Lipper Small-Cap Core Funds Index(1) ....  14.52%    18.59%     9.13%     10.03%
--------------------------------------------------------------------------------

      RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

      The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for the periods prior to April1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the new fees and expenses were in effect for the periods shown, returns would have been lower.

      A REDEMPTION FEE OF 2% WILL BE IMPOSED ON REDEMPTIONS OR EXCHANGES MADE WITHIN TWO MONTHS OF PURCHASE OF SHARES IN THE UMB SCOUT SMALL CAP FUND. PLEASE SEE THE PROSPECTUS FOR MORE INFORMATION ABOUT THE FEE AND WHICH ACCOUNTS IT APPLIES TO.

      THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

      PRIOR TO JULY 2, 2001, THE FUND WAS KNOWN AS THE UMB SCOUT REGIONAL FUND AND WAS MANAGED IN ACCORDANCE WITH A DIFFERENT INVESTMENT OBJECTIVE AND STRATEGY.

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

TOP TEN EQUITY HOLDINGS
UMB SCOUT SMALL CAP FUND (UMBHX)
                                                           MARKET       PERCENT
                                                       VALUE (000'S)    OF TOTAL
--------------------------------------------------------------------------------
iShares Russell 2000 Growth ..........................    $21,979          3.7%
Cymer, Inc. ..........................................     17,655          3.0%
Portfolio Recovery Associates, Inc. ..................     17,229          2.9%
Palomar Medical Technologies, Inc. ...................     15,971          2.7%
HealthExtras, Inc. ...................................     15,533          2.6%
Transaction Systems Architects, Inc. .................     15,425          2.6%
FileNET Corp. ........................................     14,812          2.5%
FTI Consulting, Inc. .................................     14,376          2.4%
Diodes, Inc. .........................................     13,882          2.3%
j2 Global Communications, Inc. .......................     13,112          2.2%
--------------------------------------------------------------------------------
TOTAL ................................................   $159,974         26.9%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.

HISTORICAL PER-SHARE RECORD
UMB SCOUT SMALL CAP FUND (UMBHX)
                                     INCOME &                        CUMULATIVE
                           NET      SHORT-TERM      LONG-TERM         VALUE PER
                          ASSET        GAINS          GAINS          SHARE PLUS
                          VALUE    DISTRIBUTION    DISTRIBUTION    DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/01(3) ...........   $10.89      $ 0.89          $ 1.07           $21.22
12/31/02 ..............     9.49        0.03            0.11            19.96
12/31/03 ..............    12.83          --            0.28            23.58
12/31/04 ..............    15.39        0.09            0.51            26.74
12/31/05 ..............    15.85        0.17            0.24            27.61
06/30/06(4) ...........    17.40          --              --            29.16
--------------------------------------------------------------------------------

(2)   DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.
(3)   THE FUND'S OBJECTIVE WAS MODIFIED IN 2001.
(4) SIX MONTHS ONLY. DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER. TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.


12                                                 UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

SMALL CAP FUND

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 77.6%
CONSUMER DISCRETIONARY -- 3.6%
     240,000   Cato Corp. ....................................   $    6,204,000
     350,000   RARE Hospitality International, Inc.* .........       10,066,000
     285,000   Universal Electronics, Inc.* ..................        5,047,350
                                                                 --------------
                                                                     21,317,350
                                                                 ==============
CONSUMER STAPLES -- 1.0%
     140,000   Ralcorp Holdings, Inc.* .......................        5,954,200
                                                                 ==============
FINANCIALS -- 4.0%
     175,000   Hilb, Rogal & Hobbs Co. .......................        6,522,250
     377,000   Portfolio Recovery Associates, Inc.* ..........       17,228,900
                                                                 --------------
                                                                     23,751,150
                                                                 ==============
HEALTH CARE -- 13.5%
     173,000   Arrow International, Inc. .....................        5,686,510
     175,000   ArthroCare Corp.* .............................        7,351,750
     300,000   DJO, Inc.* ....................................       11,049,000
     150,000   Haemonetics Corp.* ............................        6,976,500
     514,000   HealthExtras, Inc.* ...........................       15,533,080
     265,000   Integra LifeSciences Holdings Corp.* ..........       10,284,650
     298,000   Mediware Information Systems, Inc.* ...........        2,875,700
     350,000   Palomar Medical Technologies, Inc.* ...........       15,970,500
     250,000   Par Pharmaceutical Cos., Inc.* ................        4,615,000
                                                                 --------------
                                                                     80,342,690
                                                                 ==============
INDUSTRIALS -- 15.0%
     220,000   Baldor Electric Co. ...........................        6,883,800
     265,000   CLARCOR, Inc. .................................        7,894,350
     200,000   Curtiss-Wright Corp. ..........................        6,176,000
     114,000   ESCO Technologies, Inc.* ......................        6,093,300
     165,000   Franklin Electric Co., Inc. ...................        8,520,600
     537,000   FTI Consulting, Inc.* .........................       14,375,490
     238,000   Gardner Denver, Inc.* .........................        9,163,000
     160,000   Genlyte Group, Inc.* ..........................       11,588,800
     500,000   Heartland Express, Inc. .......................        8,945,000
      62,300   Lawson Products, Inc. .........................        2,455,866
     250,000   Layne Christensen Co.* ........................        7,087,500
                                                                 --------------
                                                                     89,183,706
                                                                 ==============
INFORMATION TECHNOLOGY -- 34.5%
     193,000   Anixter International, Inc.* ..................        9,159,780
     300,000   Belden CDT, Inc. ..............................        9,915,000
     380,000   Cymer, Inc.* ..................................       17,654,800
     335,000   Diodes, Inc.* .................................       13,882,400
     301,242   DSP Group, Inc.* ..............................        7,485,864
     400,000   Electro Scientific Industries, Inc.* ..........        7,196,000

NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
     450,000   Electronics for Imaging, Inc.* ................   $    9,396,000
     489,000   FEI Co.* ......................................       11,090,520
     550,000   FileNET Corp.* ................................       14,811,500
     420,000   j2 Global Communications, Inc.* ...............       13,112,400
     333,000   Littelfuse, Inc.* .............................       11,448,540
     400,000   Measurement Specialties, Inc.* ................        8,908,000
     425,000   Metrologic Instruments, Inc.* .................        6,379,250
     275,000   MICROS Systems, Inc.* .........................       12,012,000
     347,000   Microsemi Corp.* ..............................        8,459,860
     300,000   MSC. Software Corp.* ..........................        5,370,000
     245,000   NETGEAR, Inc.* ................................        5,304,250
     425,000   Power Integrations, Inc.* .....................        7,429,000
     370,000   Transaction Systems Architects, Inc.* .........       15,425,300
     525,000   Witness Systems, Inc.* ........................       10,589,250
                                                                 --------------
                                                                    205,029,714
                                                                 ==============
MATERIALS -- 2.0%
     242,000   Albemarle Corp. ...............................       11,586,960
                                                                 ==============
MISCELLANEOUS -- 4.0%
     299,000   iShares Russell 2000 Growth Index Fund ........       21,979,490
     100,000   Powershares Global Water Portfolio ............        1,667,000
                                                                 --------------
                                                                     23,646,490
                                                                 ==============
TOTAL COMMON STOCKS
(COST $405,434,418) -- 77.6% .................................      460,812,260
                                                                 ==============
SHORT-TERM INVESTMENTS -- 22.5%
U.S. GOVERNMENT AGENCIES
               Federal Home Loan Bank
$133,728,000     4.95%, 07/03/06 .............................      133,691,225
                                                                 ==============
TOTAL SHORT-TERM INVESTMENTS
(COST $133,691,225) -- 22.5% .................................      133,691,225
                                                                 ==============
TOTAL INVESTMENTS
(COST $539,125,643) -- 100.1% ................................      594,503,485

Liabilities less other assets -- (0.1)% ......................         (380,372)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
   (equivalent to $17.40 per share;
   unlimited shares of $1.00 par
   value capital shares authorized;
   34,138,848 shares outstanding) ............................   $  594,123,113
                                                                 ==============

*     NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


JUNE 30, 2006                                                                 13

[GRAPHIC]

OBJECTIVE:

THE UMB SCOUT WORLDWIDE FUND SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME BY INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES OF ESTABLISHED COMPANIES EITHER LOCATED OUTSIDE THE UNITED STATES, OR WHOSE PRINCIPAL BUSINESS IS CARRIED ON OUTSIDE THE UNITED STATES.

WORLDWIDE FUND

The UMB Scout WorldWide Fund finished the 2006 fiscal year with a 23.36% return. The Fund's benchmark, the MSCI EAFE Index, closed the fiscal year at 26.56%. The UMB Scout WorldWide Fund ended the 2006 fiscal year at $29.80 per share. The average annual total returns for the Fund, as of June 30, 2006, were 23.36%, 9.97% and 10.66% for the one-, five- and ten-year periods, respectively. The MSCI EAFE Index posted a return of 26.56%, 10.02% and 6.39% for the one-, five-and ten-year periods ended June 30, 2006. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-996-2862 OR VISIT UMBSCOUTFUNDS.COM.

As we entered 2006, we expected to see an up/down/up pattern in the market, which we seem on track to experience. While the down leg has been sharper than we expected, we still view this as a correction in a long-term uptrend.

In anticipation of a market downturn during the spring, the Fund decreased its exposure in cyclical sectors and emerging markets. In place, the Fund increased its exposure in the Consumer Staple and Health Care sectors. The Fund's cutback in cyclical sectors -- including a reduction in Energy over the last nine months -- has reduced the Fund's overweight position in the cyclical sectors by almost half. The Fund also increased its cash position to roughly ten percent.

On a global level, the Fund's overall performance benefited mainly from holdings in Brazil, Australia and Italy. Most countries provided positive returns during the trailing twelve months, including many emerging market countries.

During the fiscal year, the Fund increased its exposure in Japan and Spain. Japan's consumer market has been growing and we feel that it presents opportunities in the Consumer Discretionary sector. The Fund's underweight position in Japan, one of the top performing countries during the year, was the largest detractor from relative performance.


14                                                 UMB SCOUT FUNDS ANNUAL REPORT

Foreign currencies, in general, continued to strengthen against the U.S. dollar during most of the fiscal year, but the U.S. dollar recovered somewhat as the year came to a close. Appreciation of the Canadian dollar was the largest single contributor in this respect. The Fund also benefited from the appreciation of the South Korean won and the Swedish krona.

As for individual securities, the top positive contributors for the Fund during the fiscal year were Komatsu (Japan, Industrials), Petroleo Brasileiro (Brazil, Energy), OMV (Austria, Energy), Kubota (Japan, Industrials) and Canon (Japan, Information Technology). On the downside, Smith & Nephew (United Kingdom, Health
Care), NTT DoCoMo (Japan, Telecomm Service), and Shimamura Co., Ltd. (Japan, Consumer Discretionary) were the major detractors to overall performance.(1)

In closing, the management team is pleased to welcome Michael Stack as an assistant portfolio manager and Shelly Ma as an analyst for the Fund. Thank you for your continued support of the UMB Scout WorldWide Fund and the UMB Scout Funds family.

JAMES L. MOFFETT, CFA
SCOUT INVESTMENT ADVISORS, INC.

(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.

HYPOTHETICAL GROWTH OF $10,000
UMB SCOUT WORLDWIDE FUND (UMBWX)
AS OF JUNE 30, 2006
--------------------------------------------------------------------------------
 [The following table was represented as a line chart in the printed material.]


                                    UMB Scout        MSCI EAFE
                                    WorldWide          Index-
                      Date            Fund          U.S. Dollars
                      ----          ---------       ------------
                   6/30/1996          10,000           10,000
                   6/30/1997          12,640           11,284
                   6/30/1998          15,199           11,972
                   6/30/1999          16,855           12,883
                   6/30/2000          20,125           15,094
                   6/30/2001          17,123           11,531
                   6/30/2002          15,671           10,436
                   6/30/2003          15,219            9,762
                   6/30/2004          19,146           12,923
                   6/30/2005          22,321           14,687
                   6/30/2006          27,536           18,587
--------------------------------------------------------------------------------

(2) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

      PERFORMANCE RETURNS FOR THE UMB SCOUT WORLDWIDE FUND AND MSCI EAFE INDEX-U.S. DOLLARS ASSUME DIVIDENDS WERE REINVESTED FOR THE ENTIRE PERIOD.

      FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.

COUNTRY DIVERSIFICATION
UMB SCOUT WORLDWIDE FUND (UMBWX)
AS OF JUNE 30, 2006
--------------------------------------------------------------------------------
  [The following table was represented as a bar chart in the printed material.]

                                       Total $       % Total
                                       -------       -------
                    Australia        101,319,679       4.19%
                    Austria           57,778,262       2.39%
                    Belgium           19,954,386       0.82%
                    Brazil            89,542,566       3.70%
                    Canada            99,306,311       4.11%
                    Chile             20,822,793       0.86%
                    Finland           31,988,720       1.32%
                    France            55,018,110       2.27%
                    Germany          198,356,755       8.20%
                    Greece            62,755,686       2.59%
                    Hong Kong         21,775,015       0.90%
                    Hungary           19,619,946       0.81%
                    Ireland           57,228,667       2.37%
                    Israel            24,712,857       1.02%
                    Italy             81,466,872       3.37%
                    Japan            525,057,939      21.72%
                    Nether            70,452,457       2.91%
                    South Korea       38,549,540       1.59%
                    Spain             79,040,194       3.27%
                    Sweden           102,477,091       4.24%
                    Switzerland      214,528,995       8.87%
                    Taiwan            34,405,588       1.42%
                    UK               384,653,195      15.90%
                    USA               28,004,670       1.16%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.


JUNE 30, 2006                                                                 15

FUND DIVERSIFICATION
UMB SCOUT WORLDWIDE FUND (UMBWX)
--------------------------------------------------------------------------------
 [The following table was represented as a pie chart in the printed material.]

                   Financials .......................  14%
                   Health Care ......................  14%
                   Industrials ......................  13%
                   Consumer Staples .................  12%
                   Information Technology ...........  11%
                   Energy ...........................   9%
                   Materials ........................   7%
                   Consumer Discretionary ...........   6%
                   Telecom ..........................   5%
                   Utilities ........................   1%
                   Cash & Cash Equivalents ..........   8%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.

COMPARATIVE RATES OF RETURN
UMB SCOUT WORLDWIDE FUND (UMBWX)
AS OF JUNE 30, 2006
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE FUND                    23.36%   21.85%     9.97%     10.66%
MSCI EAFE Index-U.S. Dollars (net)(1)       26.56%   23.94%    10.02%      6.39%
Lipper International Funds Index(1)         27.26%   23.15%    10.14%      7.80%
--------------------------------------------------------------------------------

      RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

      The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for the periods prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the new fees and expenses were in effect for the periods shown, returns would have been lower.

      A REDEMPTION FEE OF 2% WILL BE IMPOSED ON REDEMPTIONS OR EXCHANGES MADE WITHIN TWO MONTHS OF PURCHASE OF SHARES IN THE UMB SCOUT WORLDWIDE FUND. PLEASE SEE THE PROSPECTUS FOR MORE INFORMATION ABOUT THE FEE AND WHICH ACCOUNTS IT APPLIES TO.

      THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

TOP TEN EQUITY HOLDINGS
UMB SCOUT WORLDWIDE FUND (UMBWX)
                                                           MARKET       PERCENT
                                                       VALUE (000'S)    OF TOTAL
--------------------------------------------------------------------------------
Canon, Inc. ..........................................    $57,795          2.2%
Sandvik A.B. .........................................     48,953          1.9%
Kubota Corp. .........................................     47,459          1.8%
Saipem S.p.A. ........................................     44,904          1.7%
Komatsu Ltd. .........................................     44,689          1.7%
Allianz A.G. .........................................     42,755          1.6%
Aegon N.V. ...........................................     42,608          1.6%
ABB Ltd. .............................................     40,994          1.6%
Samsung Electronics Co., Ltd. ........................     38,549          1.5%
Australia and New Zealand Banking Grp, Ltd. ..........     38,204          1.4%
--------------------------------------------------------------------------------
TOTAL ................................................   $446,910         17.0%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.

HISTORICAL PER-SHARE RECORD
UMB SCOUT WORLDWIDE FUND (UMBWX)
                                     INCOME &                      CUMULATIVE(2)
                           NET      SHORT-TERM      LONG-TERM         VALUE PER
                          ASSET        GAINS          GAINS          SHARE PLUS
                          VALUE    DISTRIBUTION    DISTRIBUTION    DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/01 ..............   $18.67      $ 0.23          $ 0.01           $21.84
12/31/02 ..............    15.58        0.14              --            18.89
12/31/03 ..............    20.58        0.14              --            24.03
12/31/04 ..............    24.10        0.17              --            27.72
12/31/05 ..............    28.26        0.23            0.30            32.41
06/30/06(3) ...........    29.80        0.23              --            34.18
--------------------------------------------------------------------------------

(2)   DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.
(3) SIX MONTHS ONLY. DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER. TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.


16                                                 UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

WORLDWIDE FUND

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (ADR'S) -- 91.8%
AUSTRALIA -- 3.8%
     385,000   Australia and New Zealand Banking Group Ltd. ..   $   38,203,550
     746,876   BHP Billiton Ltd.(1) ..........................       32,167,949
     775,000   CSL Ltd.(2) ...................................       30,948,180
                                                                 --------------
                                                                    101,319,679
                                                                 ==============
AUSTRIA -- 2.2%
   1,103,480   Erste Bank der oesterreichischen
                 Sparkassen A.G.(1) ..........................       31,041,444
     449,213   OMV A.G.(2) ...................................       26,736,818
                                                                 --------------
                                                                     57,778,262
                                                                 ==============
BELGIUM -- 0.8%
     173,500   Solvay S.A.(2) ................................       19,954,386
                                                                 ==============
BRAZIL -- 3.4%
     802,180   Companhia de Bebidas das Americas S.A.(1) .....       33,089,925
     118,960   Companhia de Bebidas das Americas S.A. - Cm ...        4,353,936
     671,600   Empresa Brasileira de Aeronautica S.A .........       24,493,252
     309,097   Petroleo Brasileiro S.A .......................       27,605,453
                                                                 --------------
                                                                     89,542,566
                                                                 ==============
CANADA -- 3.8%
     687,150   Imperial Oil Ltd. .............................       25,087,847
     280,400   Potash Corp. of Saskatchewan, Inc. ............       24,105,988
     634,000   Royal Bank of Canada ..........................       25,803,800
     478,800   Toronto-Dominion Bank(1) ......................       24,308,676
                                                                 --------------
                                                                     99,306,311
                                                                 ==============
CHILE -- 0.8%
     199,950   Sociedad Quimica Y Minera de Chile S.A.(1) ....       20,822,793
                                                                 ==============
FINLAND -- 1.2%
   1,676,835   Sampo PLC(2) ..................................       31,988,720
                                                                 ==============
FRANCE -- 2.1%
     626,200   Sanofi-Aventis(1) .............................       30,495,940
     374,270   Total S.A .....................................       24,522,170
                                                                 --------------
                                                                     55,018,110
                                                                 ==============
GERMANY -- 7.5%
     689,600   Adidas-Salomon A.G.(1) ........................       16,599,155
     400,000   Adidas-Salomon A.G.(3) ........................        9,628,280
   2,706,000   Allianz A.G.(1) ...............................       42,754,800
     206,900   Bayer A.G.(1) .................................        9,498,779
     783,200   Fresenius Medical Care A.G.(1) ................       29,933,904
     264,700   Henkel KGaA Pfd.(1) ...........................       30,254,998
     575,890   SAP A.G.(1) ...................................       30,245,743
     339,105   Siemens A.G.(1) ...............................       29,441,096
                                                                 --------------
                                                                    198,356,755
                                                                 ==============
GREECE -- 2.4%
     987,100   Coca-Cola Hellenic Bottling Co. S.A.(2) .......       29,407,275
   1,481,920   Cosmote Mobile Telecommunications S.A.(2) .....       33,348,411
                                                                 --------------
                                                                     62,755,686
                                                                 ==============
HONG KONG -- 0.8%
   3,738,200   CLP Holdings Ltd.(1) ..........................       21,775,015
                                                                 ==============
HUNGARY -- 0.7%
   1,035,900   Magyar Tavkozlesi Rt.(1) ......................       19,619,946
                                                                 ==============
IRELAND -- 2.2%
     205,550   Anglo Irish Bank Corp. PLC(1) .................       31,933,611
     479,800   Ryanair Holdings PLC*(1) ......................       25,295,056
                                                                 --------------
                                                                     57,228,667
                                                                 ==============
ISRAEL -- 0.9%
     782,300   Teva Pharmaceutical Industries Ltd.(1) ........       24,712,857
                                                                 ==============
ITALY -- 3.1%
   1,347,700   Luxottica Group S.p.A.(1) .....................       36,563,101
   1,974,100   Saipem S.p.A.(2) ..............................       44,903,771
                                                                 --------------
                                                                     81,466,872
                                                                 ==============
JAPAN -- 19.9%
   1,894,580   Asahi Breweries Ltd.(2) .......................       26,633,338
     788,800   Canon, Inc. ...................................       57,795,376
     312,100   Fanuc Ltd.(2) .................................       28,066,203
     540,800   Honda Motor Co., Ltd.(1) ......................       17,208,256
     732,900   Ito-En Ltd.(2) ................................       26,863,063
   1,289,200   Kao Corp.(2) ..................................       33,776,442
     561,387   Komatsu Ltd.(1) ...............................       44,688,988
     996,000   Kubota Corp.(1) ...............................       47,459,400
     684,500   Meitec Corp.(2) ...............................       22,334,646
   1,659,400   Nidec Corp.(1) ................................       29,935,576
   1,460,500   NTT DoCoMo, Inc. ..............................       21,410,930
     949,048   Seven & I Holdings Co., Ltd.(2) ...............       31,298,701
     229,800   Shimamura Co., Ltd.(2) ........................       25,208,345
     611,200   Takeda Pharmaceutical Co., Ltd.(2) ............       38,068,005
     800,000   Terumo Corp.(2) ...............................       26,733,150
     236,200   Toyota Motor Corp. ............................       24,704,158
     224,059   Yamada Denki Co., Ltd.(2) .....................       22,873,363
                                                                 --------------
                                                                    525,057,940
                                                                 ==============
NETHERLANDS -- 2.7%
   2,496,057   Aegon N.V .....................................       42,607,693
     284,400   Akzo Nobel N.V ................................       15,292,188
     620,800   ASML Holding N.V.*(1) .........................       12,552,576
                                                                 --------------
                                                                     70,452,457
                                                                 ==============

                                                         CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                 17

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

WORLDWIDE FUND (CONTINUED)

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
SOUTH KOREA -- 1.5%
     121,300   Samsung Electronics Co., Ltd.(1,3) ............   $   38,549,540
                                                                 ==============
SPAIN -- 3.0%
   1,000,000   Banco Bilbao Vizcaya Argentaria S.A.(1) .......       20,600,000
     695,400   Industria De Diseno Textil(2) .................       29,323,989
     585,368   Telefonica S.A.(1) ............................       29,116,205
                                                                 --------------
                                                                     79,040,194
                                                                 ==============
SWEDEN -- 3.9%
     842,100   Sandvik A.B ...................................       48,952,873
     397,800   Svenska Cellulosa A.B.(2) .....................       16,428,889
   1,122,740   Telefonaktiebolaget LM Ericsson(1) ............       37,095,329
                                                                 --------------
                                                                    102,477,091
                                                                 ==============
SWITZERLAND -- 8.1%
   3,163,100   ABB Ltd.(1) ...................................       40,993,776
     585,700   Mettler-Toledo International, Inc.* ...........       35,475,849
     367,700   Nestlae S.A ...................................       28,735,755
     106,600   Nobel Biocare Holding A.G.(2) .................       25,257,673
     577,426   Novartis A.G.(1) ..............................       31,134,810
     359,600   Roche Holding A.G .............................       29,864,780
     191,568   Synthes, Inc.(2) ..............................       23,066,351
                                                                 --------------
                                                                    214,528,994
                                                                 ==============
TAIWAN -- 1.3%
   3,747,885   Taiwan Semiconductor Manufacturing Co., Ltd.(1)       34,405,588
                                                                 ==============
UNITED KINGDOM -- 14.6%
     561,600   BG Group PLC ..................................       37,559,808
     359,400   BP PLC(1) .....................................       25,017,834
     671,372   Cadbury Schweppes PLC(1) ......................       26,062,661
     559,820   GlaxoSmithKline PLC(1) ........................       31,237,956
     316,100   HSBC Holdings PLC(1) ..........................       27,927,435
   1,323,050   Imperial Chemical Industries PLC(1) ...........       35,325,435
     700,000   Reckitt Benckiser PLC(2) ......................       26,151,285
      77,300   Rio Tinto PLC(1) ..............................       16,210,583
     841,762   Royal Bank of Scotland Group PLC(2) ...........       27,679,912
     555,000   Scottish Power PLC ............................       23,942,700
     702,700   Shire Pharmaceuticals Group PLC ...............       31,080,421
     545,000   Smith & Nephew PLC(1) .........................       20,998,850
   1,946,400   Tesco PLC(1) ..................................       36,349,020
     897,150   Vodafone Group PLC(1) .........................       19,109,295
                                                                 --------------
                                                                    384,653,195
                                                                 ==============

NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
UNITED STATES -- 1.1%
     604,200   AFLAC, Inc. ...................................   $   28,004,670
                                                                 ==============
TOTAL COMMON STOCKS (ADR'S)
(COST $1,944,542,353) -- 91.8% ...............................    2,418,816,294
                                                                 ==============
SHORT-TERM INVESTMENTS -- 9.8%
U.S. GOVERNMENT AGENCIES
               Federal Home Loan Bank
$259,335,000     4.95%, 07/03/06 .............................      259,264,014
                                                                 ==============
TOTAL SHORT-TERM INVESTMENTS
(COST $259,264,014) -- 9.8% ..................................      259,264,014
                                                                 ==============
COLLATERAL INVESTMENT FOR SECURITIES ON LOAN
(COST $309,075,675) -- 11.7% .................................      309,075,675
                                                                 ==============
TOTAL INVESTMENTS
(COST $2,512,882,042) -- 113.3% ..............................    2,987,155,983

Liabilities less other assets -- (13.3)% .....................     (350,621,947)
                                                                 --------------

TOTAL NET ASSETS -- 100.0%
   (equivalent to $29.80 per share;
   unlimited shares of $1.00 par
   value capital shares authorized;
   88,478,975 shares outstanding) ............................   $2,636,534,036
                                                                 ==============

      ADR - AMERICAN DEPOSITARY RECEIPT
      PLC - PUBLIC LIMITED COMPANY
*     NON-INCOME PRODUCING SECURITY
(1)   SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.
(2)   NON ADR
(3)   144A RESTRICTED SECURITY

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18                                                 UMB SCOUT FUNDS ANNUAL REPORT

[GRAPHIC]

OBJECTIVE:

THE UMB SCOUT BOND FUND SEEKS MAXIMUM CURRENT INCOME CONSISTENT WITH QUALITY AND MATURITY STANDARDS BY INVESTING IN A DIVERSIFIED PORTFOLIO OF FIXED-INCOME OBLIGATIONS.

BOND FUND

As the fiscal year closed, bond investors found the Federal Open Market Committee (FOMC) still engaged in a multi-year tightening campaign that has driven short-term interest rates upward by more than 4.00% since the campaign's start. This ongoing tightening of monetary policy has helped reverse the unprecedented "easy money" campaign that drove rates to 1.00% and also helped slow down the apparent buildup in inflationary pressures.

Unfortunately for bond investors, rates increasing by this magnitude eroded bond returns, as evidenced in the negative return for the 1-year period just ended. Our passive index, the Lehman Brothers Gov't./Credit Intermediate Index, posted a slightly negative total return for the period, due solely to the dramatic increase in interest rates.

We correctly forecasted that rates would rise during the year, but were incorrect about the magnitude and duration of the campaign. Consequently, our duration target was longer than most of our peer group -- causing our returns to lag our peer group and passive benchmarks. Given the severity of the upward shift in rates, cash emerged as the leading sector of the bond market, and our returns suffered due to our strategic underweighting of cash and cash-equivalents.

Our strategic overweighting of GNMA mortgage-backed assets (relative to an underweighting in corporate bonds) provided a positive contribution toward our overall return versus our benchmark. Additionally, our preference for high-grade corporate issues provided some additional incremental return. Unfortunately, the effects of these two successful tactics failed to offset the drag placed on the Fund by the upshift in rates.

After two years of modest bond returns, we believe that the rising rate environment is nearing an end and fixed income returns should stabilize to more normal ranges. We also continue to believe that our high-quality bias and intermediate duration should position the Fund well if such stabilization occurs.

J. ERIC KELLEY
SCOUT INVESTMENT ADVISORS, INC.

HYPOTHETICAL GROWTH OF $10,000
UMB SCOUT BOND FUND (UMBBX)
AS OF JUNE 30, 2006
--------------------------------------------------------------------------------
 [The following table was represented as a line chart in the printed material.]

                                                     Lehman
                                                     Brothers
                                    UMB Scout         Gov't/
                                      Bond          Credit Int.
                       Date           Fund            Index
                       ----           ----            -----
                    6/30/1996        10,000          10,000
                    6/30/1997        10,632          10,722
                    6/30/1998        11,475          11,637
                    6/30/1999        11,835          12,124
                    6/30/2000        12,254          12,637
                    6/30/2001        13,472          14,032
                    6/30/2002        14,652          15,178
                    6/30/2003        15,941          16,823
                    6/30/2004        15,783          16,811
                    6/30/2005        16,427          17,618
                    6/30/2006        16,310          17,586
--------------------------------------------------------------------------------

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

      PERFORMANCE RETURNS FOR THE UMB SCOUT BOND FUND AND LEHMAN BROTHERS GOV'T./CREDIT INTERMEDIATE INDEX ASSUME DISTRIBUTIONS WERE REINVESTED FOR THE ENTIRE PERIOD.

      FOR ILLUSTRATIVE PURPOSES ONLY; MAY NOT REPRESENT YOUR RETURNS.


JUNE 30, 2006                                                                 19

FUND DIVERSIFICATION
UMB SCOUT BOND FUND (UMBBX)
--------------------------------------------------------------------------------
 [The following table was represented as a pie chart in the printed material.]

                       Mortgage Backed ............  38%
                       Corporate Bonds ............  23%
                       Agency .....................  22%
                       Treasury ...................  17%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.

COMPARATIVE RATES OF RETURN
UMB SCOUT BOND FUND (UMBBX)
AS OF JUNE 30, 2006
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
UMB SCOUT BOND FUND ...................... -0.71%     0.76%     3.90%     5.01%
Lehman Bros. Govt./Credit Int. Index(1) .. -0.18%     1.49%     4.62%     5.81%
Lipper Short/Intermediate Investment
  Grade Debt Fund Index(1) ...............  0.22%     1.45%     3.78%     5.05%
--------------------------------------------------------------------------------

      RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE COMPOUNDED AVERAGE ANNUAL RATES OF RETURN.

      The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for the periods prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005; however, the total fees and expenses before and after April 1, 2005 are expected to be the same, and therefore, there would be no change in performance if the new fees and expenses, including the Advisor's agreement to limit total Fund expenses, were in effect for the periods shown.

      THE PERFORMANCE SHOWN IN THE ABOVE TABLE AND IN THE GRAPH ON THE PRECEDING PAGE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) UNMANAGED INDEX OF STOCKS, BONDS, MUTUAL FUNDS OR COMMODITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

HISTORICAL PER-SHARE RECORD
UMB SCOUT BOND FUND (UMBBX)
                                     INCOME &                      CUMULATIVE(2)
                           NET      SHORT-TERM      LONG-TERM         VALUE PER
                          ASSET        GAINS          GAINS          SHARE PLUS
                          VALUE    DISTRIBUTION    DISTRIBUTION    DISTRIBUTIONS
--------------------------------------------------------------------------------
12/31/01 ..............   $11.38      $ 0.59          $   --           $25.40
12/31/02 ..............    11.71        0.57            0.19            26.49
12/31/03 ..............    11.39        0.50            0.07            26.74
12/31/04 ..............    11.22        0.41            0.03            27.01
12/31/05 ..............    10.91        0.41              --            27.11
06/30/06(3) ...........    10.66        0.21              --            27.07
--------------------------------------------------------------------------------

(2)   DOES NOT ASSUME ANY COMPOUNDING OF REINVESTED DISTRIBUTIONS.
(3) SIX MONTHS ONLY. DISTRIBUTIONS TYPICALLY OCCUR IN JUNE AND DECEMBER. TABLE SHOWS CALENDAR-YEAR DISTRIBUTIONS AND NET ASSET VALUES; MAY DIFFER FROM FISCAL-YEAR ANNUAL REPORTS.

TAXABLE YIELD CURVES
UMB SCOUT BOND FUND (UMBBX)
AS OF JUNE 30, 2006
--------------------------------------------------------------------------------
 [The following table was represented as a line chart in the printed material.]

                                                           USD
                          ACTIVE          USD Govt      Industrial
             Title     U.S. GOVTS          Agency          (AA)
             -----     ----------         -------       ----------
             Date        6/30/06          6/30/06        6/30/06
             -----     ----------         -------       ----------
             3MO          4.9782           5.4318         5.5115
             6MO          5.2431           5.5999         5.5487
             1YR          5.3044           5.5231         5.5824
             2YR          5.1613           5.4768         5.5509
             3YR          5.1286           5.4316         5.5841
             4YR          5.0933           5.4781         5.6071
             5YR          5.0930           5.5043         5.6670
             7YR          5.1188           5.4990         5.7324
             8YR                           5.4896         5.7792
             9YR                           5.4795         5.8360
             10YR         5.1406           5.5357         5.9003
             15YR                          5.8361         6.0436
             20YR         5.3128           5.6496         6.0893
             25YR                          5.5845         6.0960
             30YR         5.1875           5.6476         6.0754
--------------------------------------------------------------------------------
SOURCE: BLOOMBERG, L.P.


20                                                 UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

BOND FUND

 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS -- 22.7%
$  1,375,000   American International Group, Inc.
                 2.875%, 05/15/08 ............................   $    1,310,898
     750,000   Anheuser-Busch Companies, Inc.
                 5.75%, 04/01/10 .............................          753,924
     500,000   Applied Materials, Inc.
                 6.75%, 10/15/07 .............................          505,440
               Berkshire Hathaway, Inc.
     575,000     3.375%, 10/15/08 ............................          547,704
   1,000,000     4.20%, 12/15/10(1) ..........................          944,511
     800,000     4.625%, 10/15/13 ............................          745,117
   2,900,000   Caterpillar Financial Services Corp.
                 2.59%, 07/15/06(1) ..........................        2,897,920
   1,500,000   Computer Sciences Corp.
                 3.50%, 04/15/08 .............................        1,441,392
     500,000   Harvard University
                 8.125%, 04/15/07 ............................          510,100
     500,000   IBM Corp.
                 7.50%, 06/15/13 .............................          549,352
   1,000,000   Lincoln National Corp.
                 4.75%, 02/15/14 .............................          923,698
   1,272,727   M&I Bank
                 2.90%, 08/18/09 .............................        1,223,429
     225,000   Matson Navigation Co.
                 5.337%, 09/04/28 ............................          217,917
   1,566,000   Merrill Lynch & Co.
                 6.00%, 02/17/09(1) ..........................        1,577,333
   3,000,000   Morgan Stanley
                 3.875%, 01/15/09 ............................        2,879,960
               Northern Trust Corp.
   1,650,000     2.875%, 12/15/06 ............................        1,629,664
     465,000     7.10%, 08/01/09 .............................          487,158
   2,000,000   SBC Communications, Inc.
                 6.25%, 03/15/11(1) ..........................        2,022,812
   1,000,000   SLM Corp.
                 4.50%, 07/26/10 .............................          954,252
               Target Corp.
      50,000     3.375%, 03/01/08 ............................           48,274
   1,000,000     6.35%, 01/15/11 .............................        1,028,012
     500,000   United Tech Corp.
                 7.00%, 09/15/06 .............................          501,403
      75,000   Verizon Global Funding Corp.
                 4.00%, 01/15/08 .............................           73,132
   3,000,000   Verizon Virginia, Inc.
                 4.625%, 03/15/13 ............................        2,699,303
     500,000   Wisconsin Electric Power Co.
                 6.625%, 11/15/06 ............................          501,516
                                                                 --------------
TOTAL CORPORATE BONDS
(COST $27,679,509) -- 22.7% ..................................       26,974,221
                                                                 ==============
GOVERNMENT-SPONSORED ENTERPRISES -- 37.0%
               Government National Mortgage Association
          36     8.00%, 08/15/06 .............................               36
       1,174     7.50%, 04/15/07 .............................            1,182
       7,378     6.25%, 05/15/08 .............................            7,394
       9,303     6.00%, 07/20/08 .............................            9,279
      45,191     6.00%, 08/15/08 .............................           45,211
      19,993     9.50%, 10/15/08 .............................           21,096
       4,414     6.00%, 10/20/08 .............................            4,402
       1,739     6.00%, 11/20/08 .............................            1,734
       5,423     6.50%, 02/20/09 .............................            5,453
       7,965     7.50%, 03/20/09 .............................            8,104
      16,381     6.00%, 05/15/09 .............................           16,408
      10,424     7.00%, 05/15/09 .............................           10,524
      54,268     6.00%, 04/15/11 .............................           54,483
      32,401     6.50%, 10/15/11 .............................           32,830
      49,582     6.50%, 02/15/12 .............................           50,388
      25,378     6.00%, 02/20/13 .............................           25,448
       5,453     6.00%, 03/15/13 .............................            5,486
      42,770     6.00%, 03/20/13 .............................           42,890
      12,371     6.00%, 06/15/13 .............................           12,444
      72,949     6.00%, 08/15/13 .............................           73,380
      53,445     6.00%, 08/20/13 .............................           53,594
      77,884     6.00%, 12/20/13 .............................           78,101
      63,666     6.00%, 01/20/14 .............................           63,941
      75,275     6.00%, 02/15/14 .............................           75,834
      60,725     6.00%, 02/20/14 .............................           60,987
      81,953     6.00%, 05/15/14 .............................           82,563
      35,014     6.00%, 05/20/14 .............................           35,165
      45,096     7.00%, 08/20/15 .............................           46,371
       7,055     6.00%, 01/20/16 .............................            7,088
   1,013,383     3.1296%, 04/16/16 ...........................          978,331
     191,084     5.50%, 04/20/16 .............................          188,387
      79,022     6.00%, 04/20/16 .............................           79,391
     332,272     6.00%, 05/15/16 .............................          334,861
      63,896     6.50%, 05/15/16 .............................           65,043
      98,035     6.00%, 07/20/16 .............................           98,494
      32,685     7.00%, 07/20/16 .............................           33,594
     392,456     6.00%, 08/15/16 .............................          395,516
     417,204     5.50%, 09/20/16 .............................          411,315
     182,351     7.00%, 09/20/16 .............................          187,421
   1,059,029     5.50%, 11/15/16 .............................        1,047,417
     315,092     6.00%, 11/15/16 .............................          317,548
       7,317     5.50%, 12/20/16 .............................            7,214
     645,660     5.50%, 01/15/17 .............................          638,702
       7,042     6.00%, 01/15/17 .............................            7,098
     266,588     6.50%, 01/15/17 .............................          271,392
     244,185     6.00%, 02/15/17 .............................          246,146
      68,548     5.50%, 02/20/17 .............................           67,595
     768,886     5.50%, 03/20/17 .............................          758,202

                                                         CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                 21

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

BOND FUND (CONTINUED)

 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
GOVERNMENT-SPONSORED
ENTERPRISES (CONTINUED)
               Government National Mortgage Association (CONTINUED)
$    249,004     5.00%, 04/20/17 .............................   $      241,147
     458,590     5.50%, 05/20/17 .............................          452,218
     113,316     5.00%, 06/15/17 .............................          110,079
     233,579     5.50%, 06/20/17 .............................          229,138
     992,462     5.50%, 08/15/17 .............................          981,767
     144,256     5.50%, 08/20/17 .............................          142,251
     150,598     5.50%, 09/20/17 .............................          148,505
     660,121     5.50%, 10/15/17 .............................          653,008
     156,180     6.00%, 10/15/17 .............................          157,437
     489,783     5.50%, 10/20/17 .............................          482,978
     399,694     6.00%, 10/20/17 .............................          401,666
     451,246     5.00%, 11/15/17 .............................          438,370
     814,009     5.50%, 11/15/17 .............................          805,238
     450,421     5.00%, 11/20/17 .............................          436,209
     165,693     5.00%, 12/15/17 .............................          160,965
     104,635     5.00%, 12/20/17 .............................          101,333
   1,870,661     5.00%, 02/15/18 .............................        1,817,333
     102,675     5.00%, 03/15/18 .............................           99,752
      42,553     5.50%, 03/20/18 .............................           41,949
   2,020,718     5.00%, 04/16/18 .............................        1,978,608
   1,550,526     5.00%, 04/20/18 .............................        1,501,673
     232,566     5.00%, 05/15/18 .............................          225,946
      68,649     5.00%, 06/15/18 .............................           66,695
     157,584     5.00%, 06/20/18 .............................          152,619
     294,270     5.00%, 07/15/18 .............................          285,893
     133,911     5.00%, 07/20/18 .............................          129,691
     454,003     5.50%, 07/20/18 .............................          447,567
      16,748     4.50%, 08/15/18 .............................           15,971
   1,025,744     5.00%, 08/15/18 .............................          996,545
     441,769     5.00%, 08/20/18 .............................          427,849
     216,783     5.50%, 08/20/18 .............................          213,710
      51,673     6.00%, 09/15/18 .............................           51,468
     361,365     5.00%, 10/15/18 .............................          351,058
     138,795     5.50%, 10/15/18 .............................          137,260
     412,259     5.50%, 10/20/18 .............................          406,415
      15,279     5.00%, 11/15/18 .............................           14,844
      33,291     5.00%, 12/20/18 .............................           32,242
     234,705     5.00%, 02/20/19 .............................          227,218
      71,584     5.00%, 04/15/19 .............................           69,526
     742,450     5.00%, 06/20/19 .............................          718,766
     835,569     5.50%, 06/20/19 .............................          823,523
      95,170     5.50%, 07/20/19 .............................           93,797
     523,768     5.00%, 08/20/19 .............................          507,060
     206,405     5.50%, 08/20/19 .............................          203,429
      19,235     5.00%, 09/15/19 .............................           18,683
   2,500,000     6.00%, 09/20/19 .............................        2,497,438
     111,947     5.00%, 10/20/19 .............................          108,376
     354,920     5.50%, 10/20/19 .............................          349,803
     611,461     5.00%, 11/15/19 .............................          593,886
     613,229     5.00%, 11/20/19 .............................          593,667
     905,661     5.50%, 11/20/19 .............................          892,604
     155,788     5.00%, 12/15/19 .............................          151,310
     700,887     5.00%, 01/20/20 .............................          678,317
     121,871     5.50%, 04/20/20 .............................          120,090
     400,000     4.4899%, 08/16/25 ...........................          381,775
     221,520     7.00%, 11/15/28 .............................          228,706
   3,500,000     4.261%, 07/16/29(1) .........................        3,292,528
   1,500,000     4.8597%, 02/16/30 ...........................        1,445,579
   3,000,000     4.8906%, 04/16/31 ...........................        2,873,295
     121,829     6.50%, 05/20/31 .............................          123,099
      35,601     6.50%, 10/20/31 .............................           35,972
   3,500,000     4.807%, 08/16/32(1) .........................        3,326,019
     458,480     5.00%, 05/15/33 .............................          434,491
      26,467     5.50%, 08/20/33 .............................           25,587
   1,000,000     4.603%, 02/16/43 ............................          934,090
                                                                 --------------
TOTAL GOVERNMENT-SPONSORED ENTERPRISES
(COST $46,026,724) -- 37.0% ..................................       44,151,514
                                                                 ==============
MUNICIPAL BONDS -- 1.1%
               Kansas State Development Financial Authority
     650,000     4.369%, 10/01/10 ............................          621,348
     675,000     4.50%, 10/01/11 .............................          642,236
                                                                 --------------
TOTAL MUNICIPAL BONDS
(COST $1,325,000) -- 1.1% ....................................        1,263,584
                                                                 ==============
U.S. GOVERNMENT AGENCIES -- 21.8%
               Federal Home Loan Bank
      25,000     2.75%, 12/15/06 .............................           24,700
   1,000,000     3.75%, 01/28/08 .............................          974,421
   1,000,000     6.02%, 05/20/08 .............................        1,010,667
   1,000,000     3.75%, 08/15/08 .............................          966,643
      25,000     3.875%, 02/12/10 ............................           23,758
      25,000     4.375%, 03/17/10 ............................           24,143
   2,750,000     4.50%, 11/15/12(1) ..........................        2,606,794
               Federal Home Loan Mortgage Corp.
     203,537     4.00%, 02/01/09 .............................          195,106
   2,250,000     4.375%, 07/30/09(1) .........................        2,184,755
     963,936     5.50%, 12/15/18 .............................          948,403
   2,136,651     5.00%, 09/01/19 .............................        2,060,349
     683,931     6.00%, 10/01/25 .............................          679,769
     703,397     5.50%, 08/15/32 .............................          697,096


22                                                 UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

BOND FUND (CONTINUED)

 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
               Federal National Mortgage Association
$     50,000     5.00%, 01/15/07 .............................   $       49,858
     100,000     3.25%, 11/15/07 .............................           97,094
   1,000,000     3.50%, 01/28/08 .............................          970,722
      15,000     3.25%, 08/15/08 .............................           14,351
     750,000     5.50%, 03/15/11(1) ..........................          751,189
   1,300,000     5.375%, 11/15/11(1) .........................        1,295,497
   2,750,000     4.75%, 02/21/13(1) ..........................        2,639,213
               Small Business Administration
     178,456     6.60%, 07/01/09 .............................          180,244
       1,228     9.10%, 10/01/09 .............................            1,263
       6,950     8.80%, 01/01/10 .............................            7,162
       8,612     9.45%, 02/01/10 .............................            8,934
     141,786     8.017%, 02/10/10 ............................          148,819
      47,964     7.46%, 03/01/10 .............................           49,019
      10,139     8.625%, 02/01/11 ............................           10,508
     362,609     6.64%, 02/10/11 .............................          372,012
     641,768     5.97%, 03/01/11 .............................          646,026
     320,543     5.75%, 05/01/11 .............................          321,690
     895,898     6.09%, 07/01/11 .............................          903,969
       8,068     8.85%, 08/01/11 .............................            8,413
     440,749     5.55%, 09/01/11 .............................          440,912
     695,536     5.886%, 09/01/11 ............................          699,865
      13,840     8.60%, 09/01/11 .............................           14,404
      28,138     8.25%, 11/01/11 .............................           29,210
      66,881     7.60%, 01/01/12 .............................           68,828
     122,257     7.40%, 08/01/12 .............................          125,731
      83,456     7.05%, 09/01/12 .............................           85,425
      49,360     7.55%, 11/01/12 .............................           50,955
     181,389     8.15%, 02/01/15 .............................          189,110
   1,588,741     6.44%, 06/01/21 .............................        1,632,611
   1,643,317     6.34%, 08/01/21 .............................        1,684,417
                                                                 --------------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $26,387,035) -- 21.8% ..................................       25,894,055
                                                                 ==============
U.S. GOVERNMENT SECURITIES -- 16.7%
               U.S. Treasury Inflation Bond
  1,228,310      3.875%, 01/15/09(1) .........................        1,272,645
               U.S. Treasury Note
   2,500,000     3.25%, 01/15/09(1) ..........................        2,389,650
   4,075,000     5.00%, 08/15/11(1) ..........................        4,064,018
   1,000,000     3.625%, 05/15/13 ............................          915,040
   5,000,000     4.00%, 02/15/14(1) ..........................        4,646,485
   5,375,000     4.125%, 05/15/15(1) .........................        4,992,665
               U.S. Treasury Strip
   2,000,000     08/15/11(1) .................................        1,548,776
                                                                 --------------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $21,005,098) -- 16.7% ..................................       19,829,279
                                                                 ==============
COLLATERAL INVESTMENT FOR SECURITIES ON LOAN
(COST $39,631,720) -- 33.3% ..................................       39,631,720
                                                                 ==============
TOTAL INVESTMENTS
(COST $162,055,086) -- 132.6% ................................      157,744,373

Liabilities less other assets -- (32.6)% .....................      (38,741,717)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
   (equivalent to $10.66 per share;
   unlimited shares of $1.00 par
   value  capital shares authorized;
   11,167,387 shares outstanding) ............................   $  119,002,656
                                                                 ==============

(1)   SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


JUNE 30, 2006                                                                 23

[GRAPHIC]

OBJECTIVE:

THE UMB SCOUT MONEY MARKET FUND -FEDERAL PORTFOLIO AND UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO EACH SEEK MAXIMUM INCOME CONSISTENT WITH SAFETY OF PRINCIPAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM DEBT OBLIGATIONS.

MONEY MARKET FUND

The UMB Scout Money Market Fund -- Prime Portfolio provided a return of 3.68%, 1.76% and 3.46% for the one-, five- and ten-year periods ended June 30, 2006. The UMB Scout Money Market Fund -- Federal Portfolio provided a return of 3.62%, 1.73% and 3.40% for the one-, five- and ten-year periods ended June 30, 2006. The Lipper Money Market Fund Index provided a return of 3.69%, 1.76% and 3.45% for the one-, five- and ten-year periods ended June 30, 2006. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END AND 7-DAY YIELD, PLEASE CALL 800-996-2862 OR VISIT UMBSCOUTFUNDS.COM.

The Federal Open Market Committee's (FOMC) tightening campaign continued throughout the fiscal year, with overnight rates moving from 3.25% to 5.25%. This upward movement in rates elevated money market funds to one of the most lucrative asset classes within the fixed income market. With 7-day yields now approaching 5%, money market funds now deliver attractive relative returns -- for the first time in more than two years.

We believe the FOMC is nearing the end of their tightening campaign. Based on this belief, the Advisor has become more comfortable adding incremental yield for the Fund by including issues with longer maturity dates within the portfolios, thereby increasing the average maturity of the Fund. The Advisor's high-quality bias typically causes a modest reduction in overall yield, but we believe that the benefits from the added security are ample trade-offs for cash-equivalent assets.

Thank you for your continued support of the UMB Scout Funds.

J. ERIC KELLEY
SCOUT INVESTMENT ADVISORS, INC.

FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET FUND-FEDERAL PORTFOLIO (UMFXX)

 [The following table was represented as a pie chart in the printed material.]

                   Government & Agencies .............  100%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.

FUND DIVERSIFICATION
--------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET FUND -PRIME PORTFOLIO (UMPXX)

 [The following table was represented as a pie chart in the printed material.]

                   Government & Agencies .............   71%
                   Corporate Notes ...................   24%
                   Municipal Bonds ...................    5%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.

AN INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.


24                                                 UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

MONEY MARKET FUND - FEDERAL PORTFOLIO

 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 100.5%
FEDERAL FARM CREDIT BANK -- 1.0%
$  2,000,000     2.25%, 09/01/06 .............................   $    1,990,478
                                                                 ==============
FEDERAL HOME LOAN BANK -- 58.3%
  20,000,000     4.95%, 07/03/06 .............................       19,994,693
   2,605,000     4.89%, 07/05/06 .............................        2,603,585
   1,000,000     5.15%, 07/07/06 .............................          999,142
   4,000,000     5.07%, 07/10/06 .............................        3,994,940
   5,000,000     Variable Rate, 07/11/06 .....................        5,000,000
   2,000,000     2.01%, 07/14/06 .............................        1,997,890
   6,135,000     5.15%, 07/14/06 .............................        6,123,676
   3,500,000     2.27%, 07/28/06 .............................        3,493,192
  12,000,000     Variable Rate, 08/09/06, Callable ...........       12,000,000
   2,385,000     4.125%, 08/11/06 ............................        2,385,000
   3,890,000     2.375%, 08/15/06 ............................        3,876,488
   2,000,000     Variable Rate, 09/01/06 .....................        1,998,818
   8,020,000     Variable Rate, 09/14/06 .....................        8,014,467
   1,000,000     2.875%, 09/15/06 ............................          994,485
   2,500,000     5.10%, 10/13/06 .............................        2,500,000
   4,550,000     Variable Rate, 10/18/06, callable ...........        4,549,658
   8,000,000     5.13%, 11/02/06 .............................        8,000,000
     425,000     4.51%, 11/07/06 .............................          423,915
     500,000     3.85%, 11/14/06 .............................          497,465
   1,560,000     2.75%, 11/15/06 .............................        1,545,474
     550,000     3.00%, 11/15/06 .............................          545,518
     450,000     6.50%, 11/15/06 .............................          451,993
   5,000,000     Variable Rate, 12/08/06, callable ...........        5,000,000
   2,000,000     Variable Rate, 12/13/06 .....................        1,999,914
   3,000,000     5.25%, 12/15/06 .............................        3,000,000
   2,000,000     5.49%, 01/02/07 .............................        2,000,000
   2,000,000     Variable Rate, 01/24/07, callable ...........        2,000,000
   1,800,000     Variable Rate, 02/22/07 .....................        1,794,606
   1,500,000     Variable Rate, 03/14/07 .....................        1,495,423
   3,500,000     Variable Rate, 04/27/07 .....................        3,487,655
   5,000,000     Variable Rate, 05/15/07 .....................        5,000,000
   1,500,000     Variable Rate, 06/28/07, callable ...........        1,500,000
                                                                 --------------
TOTAL FEDERAL HOME LOAN BANK .................................      119,267,997
                                                                 ==============
FEDERAL HOME LOAN MORTGAGE CORP. -- 19.5%
   3,390,000     2.09%, 07/06/06 .............................        3,388,653
   4,198,000     2.00%, 07/07/06 .............................        4,196,065
   1,000,000     2.25%, 07/14/06 .............................          999,072
   1,500,000     5.50%, 07/15/06 .............................        1,500,027
   2,000,000     5.16%, 07/18/06 .............................        1,995,127
   9,000,000     2.625%, 07/21/06 ............................        8,987,708
   8,166,000     2.75%, 08/15/06 .............................        8,141,561
     800,000     2.750%, 10/15/06 ............................          793,616
   1,500,000     3.50%, 11/17/06 .............................        1,492,651
   1,500,000     Variable Rate, 01/26/07 .....................        1,500,000
   1,900,000     4.875%, 02/26/07, callable ..................        1,900,000
   5,000,000     5.375%, 06/18/07, callable ..................        5,000,000
                                                                 --------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP.                               39,894,480
                                                                 ==============
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 21.7%
   5,000,000     3.25%, 07/12/06 .............................        4,997,800
  12,200,000     3.125%, 07/15/06 ............................       12,189,537
   2,000,000     5.12%, 07/21/06 .............................        1,994,533
   6,950,000     3.25%, 07/31/06 .............................        6,939,091
  15,000,000     4.31%, 09/01/06 .............................       14,893,565
   2,780,000     5.03%, 09/20/06 .............................        2,748,756
     209,000     4.375%, 10/15/06 ............................          208,613
     500,000     6.92%, 03/19/07 .............................          506,820
                                                                 --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION ..................       44,478,715
                                                                 ==============
TOTAL U.S. GOVERNMENT AGENCIES
(COST $205,631,670) -- 100.5% ................................      205,631,670
                                                                 ==============
TOTAL INVESTMENTS
(COST $205,631,670) -- 100.5% ................................      205,631,670

Liabilities less other assets -- (0.5)% ......................       (1,093,192)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
   (equivalent to $1.00 per share;
   unlimited shares of $0.01 par
   value capital shares authorized;
   204,593,974 shares outstanding) ...........................   $  204,538,478
                                                                 ==============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.          CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                 25

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

MONEY MARKET FUND - PRIME PORTFOLIO

 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
SHORT-TERM CORPORATE
NOTES -- 24.7%
               Abbott Laboratories
$    530,000     5.625%, 07/01/06 ............................   $      530,000
               American Express Co.
   4,867,000     5.50%, 09/12/06 .............................        4,867,516
               Bank of America Corp.
  10,000,000   Variable Rate, 08/10/06 .......................       10,000,197
               Bank of Ireland
   4,000,000     5.31%, 08/17/06 .............................        3,972,309
               Bank of Montreal
   2,365,000     7.8%, 04/01/07 ..............................        2,410,014
               BellSouth Corp.
   5,000,000     5.15%, 07/05/06 .............................        4,997,139
               Home Depot, Inc.
   5,000,000     5.27%, 07/03/06 .............................        4,998,536
               HSBC Finance Corp.
     750,000     7.875%, 03/01/07 ............................          761,945
               International Business Machines Corp.
   5,000,000     5.28%, 07/03/06 .............................        4,998,533
               International Lease Finance Corp.
   1,585,000     5.75%, 10/15/06 .............................        1,586,181
               JPMorgan Chase & Co.
   1,940,000     5.625%, 08/15/06 ............................        1,940,516
               Kimberly-Clark Corp.
   3,000,000     5.17%, 07/13/06 .............................        2,994,830
               Merrill Lynch & Co.
   3,277,000   Variable, 03/12/07 ............................        3,253,199
               MetLife Funding, Inc.
   5,000,000     4.53%, 08/22/06 .............................        4,963,239
                MetLife, Inc.
  11,000,000     4.71%, 07/20/06 .............................       10,970,624
   5,000,000     4.71%, 07/25/06 .............................        4,982,967
   1,506,000     5.23%, 07/31/06 .............................        1,499,436
   5,000,000     4.98%, 08/08/06 .............................        4,972,661
               Nestle Capital Corp.
   2,970,000     5.05%, 07/17/06 .............................        2,963,334
               PNC Funding Corp.
     500,000     5.75%, 08/01/06 .............................          500,111
                Stanley Works
  15,000,000     5.23%, 08/09/06 .............................       14,915,013
               State Street Corp.
   5,000,000     5.22%, 07/03/06 .............................        4,998,550
                  Sysco Corp.
  20,000,000     5.30%, 07/03/06 .............................       19,994,112
                 Target Corp.
  10,000,000     5.10%, 07/03/06 .............................        9,997,167
               Wachovia Corp.
   2,865,000     4.95%, 11/01/06 .............................        2,860,424
               Wal-Mart Stores, Inc.
   9,020,000     5.07%, 07/05/06 .............................        9,014,919
               Washington Mutual
   1,377,000     7.50%, 08/15/06 .............................        1,380,437
                                                                 --------------
TOTAL SHORT-TERM CORPORATE NOTES
(COST $141,323,909) -- 24.7% .................................      141,323,909
                                                                 ==============
MUNICIPAL BONDS -- 5.4%
  25,000,000   Colorado Springs, Colorado, Utility Revenue
                 Bonds Variable Rate, 11/01/27 ...............       25,000,000
   6,000,000   State of Michigan Municipal Note
                 4.65%, 10/11/06 .............................        5,987,201
                                                                 --------------
TOTAL MUNICIPAL BONDS
(COST $30,987,201) -- 5.4% ...................................       30,987,201
                                                                 ==============
U.S. GOVERNMENT AGENCIES -- 71.8%
FEDERAL FARM CREDIT BANK -- 1.7%
  10,000,000   Federal Farm Credit Bank Variable
                 Rate, 07/14/06 ..............................       10,000,000
                                                                 ==============
FEDERAL HOME LOAN BANK -- 46.5%
   7,000,000   4.89%, 07/05/06 ...............................        6,996,197
   4,030,000   2.125%, 07/07/06, callable ....................        4,027,941
  11,000,000   5.07%, 07/10/06 ...............................       10,986,085
  14,750,000   Variable Rate, 07/11/06, callable .............       14,750,000
   6,500,000   2.01%, 07/14/06, callable .....................        6,493,142
  15,000,000   5.15%, 07/14/06 ...............................       14,972,213
   4,500,000   2.27%, 07/28/06, callable .....................        4,491,248
     665,000   2.350%, 07/28/06, callable ....................          663,552
     500,000   2.46%, 07/28/06, callable .....................          499,027
   2,600,000   2.71%, 07/28/06, callable .....................        2,595,736
   8,000,000   Variable Rate, 08/09/06, callable .............        8,000,000
   7,500,000   4.125%, 08/11/06 ..............................        7,500,000
   8,975,000   2.875%, 08/15/06 ..............................        8,949,381
  15,000,000   3.5%, 08/15/06 ................................       14,969,186
     415,000   6.375%, 08/15/06 ..............................          415,623
   1,650,000   Variable Rate, 08/25/06, callable .............        1,649,876


26                                                 UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

MONEY MARKET FUND - PRIME PORTFOLIO (CONTINUED)

 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (CONTINUED)
$    500,000   3.02%, 08/30/06, callable .....................   $      498,258
   6,000,000   Variable Rate, 09/14/06 .......................        5,995,560
   4,000,000   2.875%, 09/15/06 ..............................        3,977,941
   7,500,000   5.10%, 10/13/06 ...............................        7,500,000
  10,000,000   Variable Rate, 10/18/06, callable .............       10,000,000
   6,000,000   4.35%, 10/30/06, callable .....................        5,993,824
  17,000,000   5.13%, 11/02/06 ...............................       16,999,999
   2,500,000   Variable Rate, 12/08/06, callable .............        2,500,000
   2,200,000   Variable Rate, 12/13/06 .......................        2,199,906
     530,000   2.75%, 12/15/06 ...............................          524,921
  10,000,000   5.25%, 12/15/06 ...............................       10,000,000
   8,000,000   5.49%, 01/02/07 ...............................        8,000,000
  15,900,000   Variable Rate, 01/24/07, callable .............       15,900,000
  10,000,000   5.0%, 02/09/07 ................................       10,000,000
   8,200,000   Variable Rate, 02/22/07 .......................        8,175,426
   2,550,000   Variable Rate, 02/22/07 .......................        2,541,003
   5,000,000   Variable Rate, 03/13/07, callable .............        5,000,000
   3,500,000   Variable Rate, 03/14/07 .......................        3,489,320
   3,530,000   Variable Rate, 03/28/07 .......................        3,519,260
  13,000,000   Variable Rate, 04/27/07 .......................       12,952,758
  15,000,000   Variable Rate, 05/15/07 .......................       15,000,000
   6,500,000   Variable Rate, 06/28/07, callable .............        6,500,000
                                                                 --------------
TOTAL FEDERAL HOME LOAN BANK                                        265,227,383
                                                                 ==============
FEDERAL HOME LOAN MORTGAGE CORP. -- 15.5%
   7,100,000   5.05%, 07/05/06 ...............................        7,096,008
   4,050,000   2.00%, 07/07/06, callable .....................        4,047,922
   8,500,000   5.50%, 07/15/06 ...............................        8,500,153
   8,000,000   5.16%, 07/18/06 ...............................        7,980,507
   5,160,000   2.625%, 07/21/06, callable ....................        5,152,918
   5,000,000   4.24%, 07/31/06 ...............................        4,983,020
  10,000,000   3.625%, 09/15/06 ..............................        9,966,809
   9,475,000   3.00%, 09/29/06, callable .....................        9,424,421
   2,555,000   2.750%, 10/15/06 ..............................        2,534,613
   3,500,000   3.51%, 11/17/06, callable .....................        3,482,854
   5,000,000   Variable Rate, 12/27/06 .......................        5,000,000
  10,500,000   Variable Rate, 01/26/07 .......................       10,500,000
   2,000,000   2.75%, 01/30/07, callable .....................        1,971,078
   8,100,000   4.875%, 02/26/07, callable ....................        8,100,000
                                                                 --------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP.                               88,740,303
                                                                 ==============
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.1%
   7,433,000   3.25%, 07/12/06 ...............................        7,429,728
   8,478,000   3.125%, 07/15/06 ..............................        8,472,634
   8,000,000   5.12%, 07/21/06 ...............................        7,978,133
   3,500,000   3.25%, 07/31/06 ...............................        3,495,167
   5,000,000   4.00%, 08/08/06, callable .....................        4,993,667
   1,735,000   5.12%, 08/23/06 ...............................        1,722,050
   9,631,000   4.31%, 09/01/06 ...............................        9,562,176
   1,000,000   5.03%, 09/20/06 ...............................          988,682
     920,000   2.81%, 09/28/06, callable .....................          916,030
     500,000   4.375%, 10/15/06 ..............................          499,005
                                                                 --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION ..................       46,057,272
                                                                 ==============
TOTAL U.S. GOVERNMENT AGENCIES
(COST $410,024,958) -- 71.8% .................................      410,024,958
                                                                 ==============
TOTAL INVESTMENTS
(COST $582,336,068) -- 101.9% ................................      582,336,068

Liabilities less other assets -- (1.9)% ......................      (10,800,455)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
   (equivalent to $1.00 per share;
   unlimited shares of $0.01 par
   value capital shares authorized;
   571,675,046 shares outstanding) ...........................   $  571,535,613
                                                                 ==============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


JUNE 30, 2006                                                                 27

[GRAPHIC]

OBJECTIVE:

THE UMB SCOUT TAX-FREE MONEY MARKET FUND SEEKS THE HIGHEST LEVEL OF INCOME EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH QUALITY AND MATURITY STANDARDS.

TAX-FREE MONEY MARKET FUND

The UMB Scout Tax-Free Money Market Fund provided a return of 2.37%, 1.19% and 2.12% for the one-, five- and ten-year periods ended June 30, 2006, while the Lipper Tax-Exempt Money Market Index posted an average of 2.46%, 1.28% and 2.21% for the one-, five- and ten-year periods ended June 30, 2006. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END AND 7-DAY YIELD, PLEASE CALL 800-996-2862 OR VISIT UMBSCOUTFUNDS.COM.

The ongoing tightening campaign by the Federal Open Market Committee (FOMC) drove overnight rates up by 2.00% during the fiscal year. Short-term tax-free rates moved up by nearly the same amount, although not as smoothly. Overnight rates in the tax-free arena are more dramatically affected by the flows of major institutional cash reserves -- so the upward adjustments of the Fed Funds have been slower to take effect in the tax-free area. At this point, the Advisor believes the FOMC is nearing the end of their tightening campaign.

By June 30, overnight rates had moved above 3.00% in the tax-free arena, which equates to more than 5.25% when accounting for the tax exemption (assuming a 40% tax burden). We believe this represents quite attractive rates for short-term investors, particularly when compared to the extremely low rates of two years ago.

FUND DIVERSIFICATION
UMB SCOUT TAX-FREE MONEY MARKET FUND (UMTXX)
--------------------------------------------------------------------------------

 [The following table was represented as a pie chart in the printed material.]

                        Demand Notes .......... 77%
                        Commercial Paper ...... 23%
--------------------------------------------------------------------------------

BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2006. SUBJECT TO CHANGE.

The Advisor's high-quality bias typically causes a modest reduction in overall yield, but we believe the benefits from the added security are ample trade-offs for cash-equivalent assets.

Thank you for your continued support of the UMB Scout Funds.

J. ERIC KELLEY
SCOUT INVESTMENT ADVISORS, INC.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. INCOME FROM THE FUND MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX, AS WELL AS STATE AND LOCAL TAXES.


28                                                 UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

TAX-FREE MONEY MARKET FUND

 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
ALASKA
               Anchorage, Alaska
$  2,000,000     4.50%, 12/28/06 .............................   $    2,011,087
               Valdez, Alaska, Marine Revenue
   3,500,000     Variable Rate, 10/01/25 .....................        3,500,000
   1,200,000     Variable Rate, 12/01/29 .....................        1,200,000

ARIZONA
               Arizona State Transportation Board
     150,000     8.00%, 07/01/06 .............................          150,000
               Chandler, Arizona, Water & Sewer
     925,000     4.50%, 07/01/06 .............................          925,000
               Mesa, Arizona, Municipal Development Corp.,
                 Commercial Paper
   1,000,000     3.48%, 07/07/06 .............................        1,000,000
               Salt River Project, Arizona
   2,500,000     3.30%, 07/07/06 .............................        2,500,000

CONNECTICUT
               Connecticut State Health & Education
     800,000     Variable Rate, 05/15/14 .....................          800,000
   1,500,000     Variable Rate, 02/15/21 .....................        1,500,000
     450,000     Variable Rate, 11/15/28 .....................          450,000
   2,200,000     Variable Rate, 07/01/29 .....................        2,200,000

FLORIDA
               Dade County, Florida, Industrial Development
     600,000     Variable Rate, 06/01/21 .....................          600,000

GEORGIA
               Cobb County, Georgia, Housing Authority
                 Multifamily Housing
   2,100,000     Variable Rate, 09/15/26 .....................        2,100,000
               Fulton County, Georgia, Housing Authority
                 Multifamily Housing
   1,000,000     Variable Rate, 09/15/26 .....................        1,000,000
               Georgia Municipal Electric Authority
   1,020,000     Variable Rate, 01/01/20 .....................        1,020,000
               Georgia Municipal Electric Authority,
                 Commercial Paper
   1,500,000     3.27%, 07/06/06 .............................        1,500,000

ILLINOIS
               Illinois Housing Development Authority
   1,200,000     Variable Rate, 01/01/08 .....................        1,200,000

KANSAS
               Kansas State Department of Transportation,
   1,070,000     Highway Revenue Variable Rate, 03/01/12 .....        1,070,000
   1,200,000     Variable Rate, 09/01/20 .....................        1,200,000
   1,350,000     Variable Rate, 09/01/20 .....................        1,350,000
               Leawood, Kansas
   2,500,000     4.00%, 10/01/06 .............................        2,502,947
               Topeka, Kansas
   1,000,000     4.25%, 08/15/06 .............................        1,000,910

MAINE
               State of Maine
     100,000     3.00%, 07/15/06 .............................           99,974

MARYLAND
               Maryland Health & Higher Education,
                 Commercial Paper
   3,000,000     3.50%, 07/07/06 .............................        3,000,000
   1,190,000     3.70%, 07/03/06 .............................        1,190,000
               Montgomery County, Maryland, Housing Authority
     550,000     Multifamily Housing Variable Rate, 08/01/15..          550,000

MASSACHUSETTS
               Bridgewater & Raynham, Massachusetts Regional
                 School District
   3,000,000     4.125%, 09/01/06 ............................        3,006,304
               Massachusetts State Health & Education
   1,300,000     Variable Rate, 11/01/35 .....................        1,300,000
     600,000     Variable Rate, 11/01/35 .....................          600,000

MINNESOTA
               Minneapolis Special School District
   1,500,000     3.75%, 08/10/06 .............................        1,500,427

                                                         CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                 29

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

TAX-FREE MONEY MARKET FUND (CONTINUED)

 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
MISSOURI
               Missouri, State Health & Educational Authority
$  5,000,000     4.00%, 10/27/06 .............................   $    5,016,522
     500,000     Variable Rate, 09/01/30 .....................          500,000
   1,100,000     Variable Rate, 03/01/40 .....................        1,100,000

NEBRASKA
               Omaha, Nebraska, Public Power, Commercial Paper
   2,900,000     3.37%, 08/08/06 .............................        2,900,000

NEVADA
               Las Vegas Valley, Nevada, Water, Commercial Paper
   1,500,000     3.33%, 08/02/06 .............................        1,500,000

NEW JERSEY
               Manasquan Borough, New Jersey
   1,964,961     4.00%, 02/02/07 .............................        1,967,781

NEW MEXICO
               State of New Mexico Taxation & Revenue
      75,000     5.00%, 07/01/06 .............................           75,000

NEW YORK
               New York City Municipal Water Finance Authority
   5,000,000     Variable Rate, 06/15/35 .....................        5,000,000
               New York State Mortgage Agency
     175,000     2.00%, 10/01/06 .............................          174,175

NORTH CAROLINA
               Mecklenburg County, North Carolina
     700,000     Variable Rate, 02/01/24 .....................          700,000
               University of North Carolina Hospital
     500,000     Variable Rate, 02/15/31 .....................          500,000

OHIO
               Fairbank, Ohio, Local School District
   2,000,000     4.50%, 11/14/06 .............................        2,006,567
               Franklin County, Ohio, Revenue
   3,000,000     Variable Rate, 12/01/30 .....................        3,000,000
               Miami Trace Local School District
   1,362,481     4.00%, 07/18/06 .............................        1,362,954

PENNSYLVANIA
               Schuylkill County, Pennsylvania,
                 Industrial Development Authority
     300,000     Variable Rate, 04/01/21 .....................          300,000

RHODE ISLAND
               Rhode Island State Health & Educational
                 Building Corp.
   4,000,000     Variable Rate, 05/01/35 .....................        4,000,000

SOUTH CAROLINA
               Columbia, South Carolina, Water Works
     100,000     5.50%, 02/01/07 .............................          101,110
               South Carolina Public Authority Revenue,
                 Commercial Paper
   2,025,000     3.32%, 07/07/06 .............................        2,025,000

TENNESSEE
               Metro Nashville, Tennessee
   1,950,000     Variable Rate, 11/01/33 .....................        1,950,000
   2,400,000     Variable Rate, 10/01/44 .....................        2,400,000

TEXAS
               Austin, Texas, Utility System, Commercial Paper
     500,000     3.44%, 08/08/06 .............................          500,000
               Cedar Hill Independent School District, Texas
     350,000     3.50%, 08/15/06 .............................          350,000
               El Paso, Texas, Water, Commercial Paper
   3,825,000     3.22%, 07/06/06 .............................        3,825,000
               Harris County, Texas, Commercial Paper
   2,000,000     3.34%, 07/11/06 .............................        2,000,000
               San Antonio, Texas, Water Revenue
     700,000     Variable Rate, 05/15/33 .....................          700,000
               Texas Municipal Power, Commercial Paper
   3,000,000     3.50%, 07/07/06 .............................        3,000,000
               Texas Public Finance Authority, Commercial Paper
   1,500,000     3.48%, 07/07/06 .............................        1,500,000
   3,000,000     3.60%, 09/06/06 .............................        3,000,000
               Texas State Tax & Revenue
   5,800,000     4.50%, 08/31/06 .............................        5,812,431


30                                                 UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

TAX-FREE MONEY MARKET FUND (CONTINUED)

 PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
UTAH
               Salt Lake City, Utah, Pollution Control
$  1,100,000     Variable Rate, 02/01/08 .....................   $    1,100,000

WASHINGTON
               Washington State, Public Power Supply #1
   1,100,000     Variable Rate, 07/01/17 .....................        1,100,000
               Washington State, Public Power Supply #2a1
   1,100,000     Variable Rate, 07/01/12 .....................        1,100,000
               Washington State, Public Power Supply #2a2
   1,400,000     Variable Rate, 07/01/12 .....................        1,400,000

WISCONSIN
               Milwaukee, Wisconsin
     150,000     5.25%, 09/01/06 .............................          150,424
               Racine, Wisconsin, Anticipation Notes
   3,000,000     4.50%, 12/28/06 .............................        3,008,756
               Wisconsin State Government, Commercial Paper
   1,000,000     3.47%, 07/07/06 .............................        1,000,000

WYOMING
               Kemmerer, Wyoming, Pollution Control
     500,000     Variable Rate, 11/01/14 .....................          500,000
               Lincoln County, Wyoming, Pollution Control
     190,000     Variable Rate, 11/01/14 .....................          190,000
                                                                 --------------
TOTAL INVESTMENTS
(COST $108,842,369) -- 98.7% .................................      108,842,369

Other assets less liabilities -- 1.3% ........................        1,484,964
                                                                 --------------
TOTAL NET ASSETS -- 100.0%
   (equivalent to $1.00 per share;
   unlimited shares of $0.01 par value
   capital shares authorized;
   110,408,649 shares outstanding) ...........................   $  110,327,333
                                                                 ==============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


JUNE 30, 2006                                                                 31

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006
(IN THOUSANDS EXCEPT PER SHARE DATA)

                                                                                 STOCK              GROWTH            SMALL CAP
                                                                                  FUND               FUND                FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investment securities at cost .........................................    $    112,119       $     27,648        $    539,125
                                                                              ===================================================
   Investment securities at value ........................................    $    128,165(1)    $     29,888(1)     $    594,503
   Cash ..................................................................               2                 --                  52
   Receivables:
      Investments sold ...................................................              --                688                  --
      Dividends ..........................................................             220                 21                  77
      Interest ...........................................................              --                 --                  --
      Fund shares sold ...................................................             135                 19               1,158
      Due from Adviser ...................................................              --                  4                  --
      Prepaid and other assets ...........................................              17                 17                  44
                                                                              ---------------------------------------------------
         Total assets ....................................................         128,539             30,637             595,834
                                                                              ---------------------------------------------------
LIABILITIES:
   Disbursements in excess of demand deposit money .......................              --                  1                  --
   Payables:
      Investments purchased ..............................................              --              1,578                 583
      Fund shares redeemed ...............................................              62                 37                 843
      Dividends payable ..................................................              --                 --                  --
      Collateral due to broker for securities loaned .....................          12,758                 35                  --
      Accrued investment advisory fees ...................................               5                 --                  59
      Accrued administration and fund accounting fees ....................               9                  6                  46
      Accrued shareholder servicing fees .................................              25                 10                 136
      Accrued custody fees ...............................................               2                  1                   5
      Accrued registration fees ..........................................               2                  1                  18
      Other accrued expenses .............................................              24                 16                  21
                                                                              ---------------------------------------------------
         Total liabilities ...............................................          12,887              1,685               1,711
                                                                              ---------------------------------------------------
NET ASSETS ...............................................................    $    115,652       $     28,952        $    594,123
                                                                              ===================================================
NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital) ...........................    $     95,295       $     29,710        $    507,821
   Accumulated undistributed income:
      Net investment income ..............................................              54                  7                  --
      Net realized gain (loss) on investment and foreign
         currency transactions ...........................................           4,257             (3,005)             30,924
   Net unrealized appreciation (depreciation) on investments
      and translation of assets and liabilities in foreign currencies ....          16,046              2,240              55,378
                                                                              ---------------------------------------------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..............................    $    115,652       $     28,952        $    594,123
                                                                              ===================================================
Capital Shares, $1.00 par value ($0.01 par value for Money Market
   Funds and Tax-Free Money Market Fund)
   Authorized ............................................................      Unlimited          Unlimited           Unlimited
                                                                              ===================================================
   Outstanding ...........................................................           7,664              3,385              34,139
                                                                              ===================================================
NET ASSET VALUE PER SHARE ................................................    $      15.09       $       8.55        $      17.40
                                                                              ===================================================

(1)   INCLUDING (IN 000S) $12,253, $34, $296,842, AND $38,063, RESPECTIVELY, OF
      SECURITIES LOANED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


32                                                 UMB SCOUT FUNDS ANNUAL REPORT

                                       MONEY MARKET     MONEY MARKET
                                           FUND             FUND          TAX-FREE
 WORLDWIDE             BOND               FEDERAL           PRIME        MONEY MARKET
    FUND               FUND              PORTFOLIO        PORTFOLIO          FUND
-------------------------------------------------------------------------------------
$  2,512,882       $    162,055        $    205,632     $    582,336     $    108,842
=====================================================================================
$  2,987,156(1)    $    157,744(1)     $    205,632     $    582,336     $    108,842
       1,124                 --                  --               --              923
          --                 --                  --               --               --
       7,220                 --                  --               --               --
          --              1,173               1,153            3,154              877
       4,078                130                  --               64               --
          --                 --                  --               --               --
         109                 16                  15               18               16
-------------------------------------------------------------------------------------
   2,999,687            159,063             206,800          585,572          110,658
-------------------------------------------------------------------------------------

          --                 65               1,577           11,779               --
      50,700                 --                  --               --               --
       2,138                 89                  --              523                3
          --                221                 610            1,586              273
     309,076             39,632                  --               --               --
         257                  2                   8               27                5
         135                 10                  17               39               10
         642                 19                  10               19                8
          36                  3                   5                6                2
          87                 --                   1                7               --
          82                 19                  34               50               30
-------------------------------------------------------------------------------------
     363,153             40,060               2,262           14,036              331
-------------------------------------------------------------------------------------
$  2,636,534       $    119,003        $    204,538     $    571,536     $    110,327
=====================================================================================

$  2,085,266       $    124,159        $    204,560     $    571,647     $    110,353

         675                 --                  --               --               --

      76,316               (845)                (22)            (111)             (26)

     474,277             (4,311)                 --               --               --
-------------------------------------------------------------------------------------
$  2,636,534       $    119,003        $    204,538     $    571,536     $    110,327
=====================================================================================

  Unlimited          Unlimited           Unlimited        Unlimited        Unlimited
=====================================================================================
      88,479             11,167             204,594          571,675          110,409
=====================================================================================
$      29.80       $      10.66        $       1.00     $       1.00     $       1.00
=====================================================================================


JUNE 30, 2006                                                                 33

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006
(IN THOUSANDS)

                                                                                 STOCK           GROWTH        SMALL CAP
                                                                                  FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income .......................................................    $        122    $         59    $      2,772
   Securities lending income .............................................               5               2              12
   Dividend income .......................................................           2,002             247           1,683
                                                                              --------------------------------------------
      Total investment income ............................................           2,129             308           4,467
                                                                              --------------------------------------------
EXPENSES:
   Investment advisory fees ..............................................             659             171           3,480
   Administration and fund accounting fees ...............................             110              75             410
   Shareholder servicing fees ............................................             140              54             698
   Professional fees .....................................................              27              24              54
   Federal and state registration fees ...................................              31              26             106
   Custody fees ..........................................................              22              13              58
   Reports to shareholders ...............................................              16               8              50
   Insurance fees ........................................................               4               1               7
   Directors' fees .......................................................               5               1              19
   Other expenses ........................................................              11               8              19
                                                                              --------------------------------------------
      Total expenses before waiver .......................................           1,025             381           4,901
                                                                              --------------------------------------------
   Waiver of fees ........................................................              37             125              --
   Net expenses ..........................................................             988             256           4,901
                                                                              --------------------------------------------
   Net investment income (loss) ..........................................           1,141              52            (434)
                                                                              --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain (loss) from investment and
      foreign currency transactions ......................................           6,368             172          36,944
   Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities
      in foreign currencies ..............................................           5,360             778          27,049
                                                                              --------------------------------------------
   Net realized and unrealized gain (loss) on investments
      and foreign currencies .............................................          11,728             950          63,993
                                                                              --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........    $     12,869    $      1,002    $     63,559
                                                                              ============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


34                                                 UMB SCOUT FUNDS ANNUAL REPORT

                                   MONEY MARKET      MONEY MARKET
                                       FUND              FUND            TAX-FREE
 WORLDWIDE           BOND             FEDERAL            PRIME         MONEY MARKET
    FUND             FUND            PORTFOLIO         PORTFOLIO           FUND
-----------------------------------------------------------------------------------
$      5,902     $      5,252      $      8,429      $     22,190      $      3,849
         250               18                --                --                --
      37,301               --                --                --                --
-----------------------------------------------------------------------------------
      43,453            5,270             8,429            22,190             3,849
-----------------------------------------------------------------------------------

      15,450              651               620             1,823               404
       1,370              114               207               456               135
       3,202              107                51               111                46
         142               27                36                48                30
         235               33                28                36                26
         450               42                34                69                24
         192               14                32                64                24
          36                3                 8                22                 9
          79                4                10                27                 7
          62               33                13                25                15
-----------------------------------------------------------------------------------
      21,218            1,028             1,039             2,681               720
-----------------------------------------------------------------------------------
          --               35                --                --                --
      21,218              993             1,039             2,681               720
-----------------------------------------------------------------------------------
      22,235            4,277             7,390            19,509             3,129
-----------------------------------------------------------------------------------



     123,921             (249)               (1)              (84)               --


     212,057           (4,963)               --                --                --
-----------------------------------------------------------------------------------

     335,978           (5,212)               (1)              (84)               --
-----------------------------------------------------------------------------------
$    358,213     $       (935)     $      7,389      $     19,425      $      3,129
===================================================================================


JUNE 30, 2006                                                                 35

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                  STOCK FUND
                                                                                        -------------------------------
                                                                                          YEAR ENDED        YEAR ENDED
                                                                                        JUNE 30, 2006     JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ....................................................    $       1,141     $         850
   Net realized gain (loss) from investment and foreign currency transactions ......            6,368            11,500
   Net increase (decrease) in unrealized appreciation/depreciation on investments
      and translation of assets and liabilities in foreign currencies ..............            5,360            (6,265)
                                                                                        -------------------------------
   Net increase (decrease) in net assets resulting from operations .................           12,869             6,085

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...........................................................           (1,077)             (850)
   Net realized gain from investment and foreign currency transactions .............          (13,676)           (2,612)
                                                                                        -------------------------------
   Total distributions to shareholders .............................................          (14,753)           (3,462)

CAPITAL SHARE TRANSACTIONS:
   Shares from merger ..............................................................               --                --
   Shares sold .....................................................................           38,935            16,020
   Shares issued for reinvestment of distributions .................................           13,784             3,196
   Redemption Fees .................................................................               --                --
                                                                                        -------------------------------
                                                                                               52,719            19,216
   Shares redeemed .................................................................          (27,949)          (55,711)
                                                                                        -------------------------------
   Net increase (decrease) from capital share transactions .........................           24,770           (36,495)
                                                                                        -------------------------------
   Net increase (decrease) in net assets ...........................................           22,886           (33,872)

NET ASSETS:
   Beginning of period .............................................................           92,766           126,638
                                                                                        -------------------------------
   End of period ...................................................................    $     115,652     $      92,766
                                                                                        ===============================
TRANSACTIONS IN SHARES:
   Shares sold .....................................................................            2,466             1,071
   Share due to merger .............................................................               --                --
   Shares issued for reinvestment of distributions .................................              937               213
   Shares redeemed .................................................................           (1,792)           (3,701)
                                                                                        -------------------------------
   Net increase (decrease) .........................................................            1,611            (2,417)
                                                                                        ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


36                                                 UMB SCOUT FUNDS ANNUAL REPORT

          GROWTH FUND                       SMALL CAP FUND                      WORLDWIDE FUND
  YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
-------------------------------     -------------------------------     -------------------------------
JUNE 30, 2006     JUNE 30, 2005     JUNE 30, 2006     JUNE 30, 2005     JUNE 30, 2006     JUNE 30, 2005
-------------------------------------------------------------------------------------------------------
$          52     $         104     $        (434)    $        (448)    $      22,235     $      11,772
          172               827            36,944             9,614           123,921            28,838

          778            (1,233)           27,049             6,001           212,057           122,797
-------------------------------------------------------------------------------------------------------
        1,002              (302)           63,559            15,167           358,213           163,407


          (51)             (103)               --                --           (22,349)          (11,370)
           --                --           (10,786)           (6,918)          (20,492)               --
-------------------------------------------------------------------------------------------------------
          (51)             (103)          (10,786)           (6,918)          (42,841)          (11,370)


           --                --                --                --                --            61,137
       14,607            11,686           315,214           275,582         1,326,223           533,787
           30                90            10,373             6,424            41,438            11,024
           --                --                41               108               191                27
-------------------------------------------------------------------------------------------------------
       14,637            11,776           325,628           282,114         1,367,852           605,975
       (8,941)          (13,481)         (114,645)          (68,182)         (371,950)         (157,152)
-------------------------------------------------------------------------------------------------------
        5,696            (1,705)          210,983           213,932           995,902           448,823
-------------------------------------------------------------------------------------------------------
        6,647            (2,110)          263,756           222,181         1,311,274           600,860


       22,305            24,415           330,367           108,186         1,325,260           724,400
-------------------------------------------------------------------------------------------------------
$      28,952     $      22,305     $     594,123     $     330,367     $   2,636,534     $   1,325,260
=======================================================================================================


        1,723             1,405            18,921            18,428            46,162            26,209
           --                --                --                --                --                --
            3                11               641               424             1,461               450
       (1,045)           (1,618)           (6,926)           (4,621)          (12,934)           (6,831)
-------------------------------------------------------------------------------------------------------
          681              (202)           12,636            14,231            34,689            19,828
=======================================================================================================

                                                         CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                 37

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                   BOND FUND
                                                                                        -------------------------------
                                                                                          YEAR ENDED        YEAR ENDED
                                                                                        JUNE 30, 2006     JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ....................................................    $       4,277     $       2,910
   Net realized gain (loss) from investment and foreign currency transactions ......             (249)             (336)
   Net increase (decrease) in unrealized appreciation/depreciation
      on investments and translation of assets and liabilities in foreign currencies           (4,963)              645
                                                                                        -------------------------------
   Net increase (decrease) in net assets resulting from operations .................             (935)            3,219

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...........................................................           (4,454)           (2,910)
   Net realized gain from investment and foreign currency transactions .............               --              (209)
                                                                                        -------------------------------
   Total distributions to shareholders .............................................           (4,454)           (3,119)

CAPITAL SHARE TRANSACTIONS:
   Shares from merger ..............................................................           61,644                --
   Shares sold .....................................................................           21,176            15,927
   Shares issued for reinvestment of distributions .................................            2,281             2,619
   Redemption fees .................................................................               --                --
                                                                                        -------------------------------
                                                                                               85,101            18,546
   Shares redeemed .................................................................          (37,005)          (23,973)
                                                                                        -------------------------------
   Net increase (decrease) from capital share transactions .........................           48,096            (5,427)
                                                                                        -------------------------------
   Net increase (decrease) in net assets ...........................................           42,707            (5,327)

NET ASSETS:
   Beginning of period .............................................................           76,296            81,623
                                                                                        -------------------------------
   End of period ...................................................................    $     119,003     $      76,296
                                                                                        ===============================
TRANSACTIONS IN SHARES:
   Shares sold .....................................................................            1,945             1,421
   Shares due to merger ............................................................            5,585                --
   Shares issued for reinvestment of distributions .................................              210               234
   Shares redeemed .................................................................           (3,408)           (2,142)
                                                                                        -------------------------------
   Net increase (decrease) .........................................................            4,332              (487)
                                                                                        ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


38                                                 UMB SCOUT FUNDS ANNUAL REPORT

       MONEY MARKET FUND                   MONEY MARKET FUND
       FEDERAL PORTFOLIO                    PRIME PORTFOLIO                TAX-FREE MONEY MARKET FUND
-------------------------------     -------------------------------     -------------------------------
  YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
JUNE 30, 2006     JUNE 30, 2005     JUNE 30, 2006     JUNE 30, 2005     JUNE 30, 2006     JUNE 30, 2005
-------------------------------------------------------------------------------------------------------
$       7,390     $       3,655     $      19,509     $       9,853     $       3,129     $       1,935
           (1)              (21)              (84)              (26)               --                --

           --                --                --                --                --                --
-------------------------------------------------------------------------------------------------------
        7,389             3,634            19,425             9,827             3,129             1,935


       (7,390)           (3,655)          (19,509)           (9,853)           (3,129)           (1,935)
           --                --                --                --                --                --
-------------------------------------------------------------------------------------------------------
       (7,390)           (3,655)          (19,509)           (9,853)           (3,129)           (1,935)


           --                --                --                --                --                --
      306,957           298,015           714,946           745,596           341,487           233,487
        1,121               492             4,920             2,271               221               112
           --                --                --                --                --                --
-------------------------------------------------------------------------------------------------------
      308,078           298,507           719,866           747,867           341,708           233,599
     (306,425)         (305,802)         (665,522)         (817,523)         (378,489)         (232,622)
-------------------------------------------------------------------------------------------------------
        1,653            (7,295)           54,344           (69,656)          (36,781)              977
-------------------------------------------------------------------------------------------------------
        1,652            (7,316)           54,260           (69,682)          (36,781)              977


      202,886           210,202           517,276           586,958           147,108           146,131
-------------------------------------------------------------------------------------------------------
$     204,538     $     202,886     $     571,536     $     517,276     $     110,327     $     147,108
=======================================================================================================


      306,957           298,015           714,946           745,596           341,487           233,487
           --                --                --                --                --                --
        1,121               492             4,920             2,271               222               112
     (306,425)         (305,802)         (665,523)         (817,523)         (378,489)         (232,622)
-------------------------------------------------------------------------------------------------------
        1,653            (7,295)           54,343           (69,656)          (36,780)              977
=======================================================================================================


JUNE 30, 2006                                                                 39

FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT STOCK FUND

                                                                                  FOR THE PERIODS ENDED JUNE 30,
                                                                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................   $  15.33     $  14.95     $  13.29     $  13.64     $  15.47
                                                                   ------------------------------------------------------------
   Income from investment operations:
      Net investment income ....................................       0.14         0.13         0.08         0.11         0.10
      Net realized and unrealized gain (loss) on securities ....       1.79         0.71         1.66        (0.34)       (1.66)
                                                                   ------------------------------------------------------------
   Total from investment operations ............................       1.93         0.84         1.74        (0.23)       (1.56)
                                                                   ------------------------------------------------------------
   Distributions from:
      Net investment income ....................................      (0.15)       (0.13)       (0.08)       (0.12)       (0.10)
      Net realized gain on securities ..........................      (2.02)       (0.33)          --           --        (0.17)
                                                                   ------------------------------------------------------------
   Total distributions .........................................      (2.17)       (0.46)       (0.08)       (0.12)       (0.27)
                                                                   ------------------------------------------------------------
Net asset value, end of period .................................   $  15.09     $  15.33     $  14.95     $  13.29     $  13.64
                                                                   ============================================================
Total return ...................................................      13.05%        5.67%       13.07%       (1.67)%     (10.16)%
                                                                   ============================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ........................   $    116     $     93     $    127     $     90     $     98
Ratio of expenses to average net assets:
   Net of waivers ..............................................       0.90%        0.88%        0.87%        0.86%        0.86%
   Before waivers ..............................................       0.93%        0.89%        0.87%        0.86%        0.86%
Ratio of net investment income to average net assets:
   Net of waivers ..............................................       1.04%        0.75%        0.50%        0.86%        0.70%
   Before waivers ..............................................       1.01%        0.74%        0.50%        0.86%        0.70%
Portfolio turnover rate ........................................         60%          62%          54%          32%          14%

UMB SCOUT GROWTH FUND (FORMERLY THE UMB SCOUT STOCK SELECT FUND)(A)

                                                                                  FOR THE PERIODS ENDED JUNE 30,
                                                                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................   $   8.25     $   8.40     $   7.46     $   7.60     $   8.55
                                                                   ------------------------------------------------------------
   Income from investment operations:
      Net investment income ....................................       0.01         0.04         0.04         0.06         0.05
      Net realized and unrealized gain (loss) on securities ....       0.30        (0.15)        0.94        (0.14)       (0.95)
                                                                   ------------------------------------------------------------
   Total from investment operations ............................       0.31        (0.11)        0.98        (0.08)       (0.90)
                                                                   ------------------------------------------------------------
   Distributions from:
      Net investment income ....................................      (0.01)       (0.04)       (0.04)       (0.06)       (0.05)
      Net realized gain on securities ..........................         --           --           --           --           --
                                                                   ------------------------------------------------------------
Total distributions ............................................      (0.01)       (0.04)       (0.04)       (0.06)       (0.05)
                                                                   ------------------------------------------------------------
Net asset value, end of period .................................   $   8.55     $   8.25     $   8.40     $   7.46     $   7.60
                                                                   ============================================================
Total return ...................................................       3.82%       (1.38)%      13.08%       (1.08)%     (10.60)%
                                                                   ============================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ........................   $     29     $     22     $     24     $     17     $     14
Ratio of expenses to average net assets:
   Net of waivers ..............................................       0.90%        0.92%        0.93%        0.90%        0.92%
   Before waivers ..............................................       1.34%        1.02%        0.93%        0.90%        0.92%
Ratio of net investment income to average net assets:
   Net of waivers ..............................................       0.18%        0.42%        0.44%        0.84%        0.58%
   Before waivers ..............................................      (0.26)%       0.32%        0.44%        0.84%        0.58%
Portfolio turnover rate ........................................        113%         122%          23%          33%          15%

(A) EFFECTIVE APRIL 1, 2005, THE UMB SCOUT STOCK SELECT FUND WAS REORGANIZED AS THE UMB SCOUT GROWTH FUND, AND THE FUND'S INVESTMENT OBJECTIVE AND CERTAIN INVESTMENT POLICIES WERE CHANGED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


40                                                 UMB SCOUT FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT SMALL CAP FUND (FORMERLY THE UMB SCOUT REGIONAL FUND)(A)

                                                                                  FOR THE PERIODS ENDED JUNE 30,
                                                                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................   $  15.36     $  14.88     $  10.89     $  10.79     $  10.79
                                                                   ------------------------------------------------------------
   Income from investment operations:
      Net investment income ....................................         --           --           --           --         0.07
      Net realized and unrealized gain (loss) on securities ....       2.45         1.08         4.27         0.21           --
                                                                   ------------------------------------------------------------
   Total from investment operations ............................       2.45         1.08         4.27         0.21         0.07
                                                                   ------------------------------------------------------------
   Distributions from:
      Net investment income ....................................         --           --           --           --        (0.07)
      Net realized gain on securities ..........................      (0.41)       (0.60)       (0.28)       (0.11)          --
                                                                   ------------------------------------------------------------
   Total distributions .........................................      (0.41)       (0.60)       (0.28)       (0.11)       (0.07)
                                                                   ------------------------------------------------------------
Net asset value, end of period .................................   $  17.40     $  15.36     $  14.88     $  10.89     $  10.79
                                                                   ============================================================
Total return ...................................................      16.16%        7.34%       39.64%        2.11%        0.68%
                                                                   ============================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ........................   $    594     $    330     $    108     $     56     $     43
Ratio of expenses to average net assets ........................       1.06%        0.96%        0.89%        0.87%        0.88%
Ratio of net investment income (loss) to average net assets ....      (0.09)%      (0.23)%      (0.20)%      (0.08)%       0.71%
Portfolio turnover rate ........................................         92%          66%         109%          89%         105%

UMB SCOUT WORLDWIDE FUND

                                                                                  FOR THE PERIODS ENDED JUNE 30,
                                                                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................   $  24.64     $  21.33     $  17.08     $  17.78     $  19.58
                                                                   ------------------------------------------------------------
   Income from investment operations:
      Net investment income ....................................       0.26         0.22         0.16         0.18         0.13
      Net realized and unrealized gain (loss) on securities ....       5.47         3.31         4.25        (0.70)       (1.79)
                                                                   ------------------------------------------------------------
   Total from investment operations ............................       5.73         3.53         4.41        (0.52)       (1.66)
                                                                   ------------------------------------------------------------
   Distributions from:
      Net investment income ....................................      (0.27)       (0.22)       (0.16)       (0.18)       (0.13)
      Net realized gain on securities ..........................      (0.30)          --           --           --        (0.01)
                                                                   ------------------------------------------------------------
   Total distributions .........................................      (0.57)       (0.22)       (0.16)       (0.18)       (0.14)
                                                                   ------------------------------------------------------------
Net asset value, end of period .................................   $  29.80     $  24.64     $  21.33     $  17.08     $  17.78
                                                                   ============================================================
Total return ...................................................      23.36%       16.58%       25.81%       (2.89)%      (8.48)%
                                                                   ============================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ........................   $  2,637     $  1,325     $    724     $    446     $    405
Ratio of expenses to average net assets ........................       1.03%        1.04%        1.10%        1.14%        1.12%
Ratio of net investment income to average net assets ...........       1.08%        1.10%        0.87%        1.16%        0.77%
Portfolio turnover rate ........................................         23%          19%          12%          12%          13%

(A) EFFECTIVE JULY 2, 2001, THE UMB SCOUT REGIONAL FUND WAS REORGANIZED AS THE UMB SCOUT SMALL CAP FUND, AND THE FUND'S INVESTMENT OBJECTIVE AND CERTAIN INVESTMENT POLICIES WERE CHANGED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.          CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                 41

FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT BOND FUND

                                                                                  FOR THE PERIODS ENDED JUNE 30,
                                                                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................   $  11.16     $  11.15     $  11.80     $  11.54     $  11.15
                                                                   ------------------------------------------------------------
   Income from investment operations:
      Net investment income ....................................       0.39         0.41         0.43         0.51         0.57
      Net realized and unrealized gain (loss) on securities ....      (0.47)        0.04        (0.55)        0.48         0.39
                                                                   ------------------------------------------------------------
   Total from investment operations ............................      (0.08)        0.45        (0.12)        0.99         0.96
                                                                   ------------------------------------------------------------
   Distributions from:
      Net investment income ....................................      (0.42)       (0.41)       (0.43)       (0.51)       (0.57)
      Net realized gain on securities ..........................         --        (0.03)       (0.10)       (0.22)          --
                                                                   ------------------------------------------------------------
   Total distributions .........................................      (0.42)       (0.44)       (0.53)       (0.73)       (0.57)
                                                                   ------------------------------------------------------------
Net asset value, end of period .................................   $  10.66     $  11.16     $  11.15     $  11.80     $  11.54
                                                                   ============================================================
Total return ...................................................      (0.71)%       4.08%       (0.99)%       8.80%        8.76%
                                                                   ============================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ........................   $    119     $     76     $     82     $     78     $     74
Ratio of expenses to average net assets:
   Net of waivers ..............................................       0.87%        0.87%        0.87%        0.87%        0.91%
   Before waivers ..............................................       0.90%        0.89%        0.87%        0.87%        0.91%
Ratio of net investment income to average net assets:
   Net of waivers ..............................................       3.74%        3.65%        3.76%        4.20%        4.98%
   Before waivers ..............................................       3.71%        3.63%        3.76%        4.20%        4.98%
Portfolio turnover rate ........................................         11%          25%          65%          66%          54%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


42                                                 UMB SCOUT FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO

                                                                                  FOR THE PERIODS ENDED JUNE 30,
                                                                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                   ------------------------------------------------------------
   Income from investment operations:
      Net investment income ....................................       0.04         0.02         0.01         0.01         0.02
                                                                   ------------------------------------------------------------
   Distributions from:
      Net investment income ....................................      (0.04)       (0.02)       (0.01)       (0.01)       (0.02)
                                                                   ------------------------------------------------------------
Net asset value, end of period .................................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                   ============================================================
Total return ...................................................       3.62%        1.69%        0.52%        0.92%        1.91%
                                                                   ============================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ........................   $    205     $    203     $    210     $    334     $    353
Ratio of expenses to average net assets ........................       0.50%        0.51%        0.51%        0.51%        0.51%
Ratio of net investment income to average net assets ...........       3.58%        1.65%        0.52%        0.91%        1.91%

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO

                                                                                  FOR THE PERIODS ENDED JUNE 30,
                                                                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                   ------------------------------------------------------------
   Income from investment operations:
      Net investment income ....................................       0.04         0.02         0.01         0.01         0.02
                                                                   ------------------------------------------------------------
   Distributions from:
      Net investment income ....................................      (0.04)       (0.02)       (0.01)       (0.01)       (0.02)
                                                                   ------------------------------------------------------------
Net asset value, end of period .................................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                   ============================================================
Total return ...................................................       3.68%        1.71%        0.54%        0.95%        1.94%
                                                                   ============================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ........................   $    572     $    517     $    587     $  1,011     $    938
Ratio of expenses to average net assets ........................       0.50%        0.50%        0.51%        0.50%        0.51%
Ratio of net investment income to average net assets ...........       3.64%        1.69%        0.54%        0.94%        1.91%

UMB SCOUT TAX-FREE MONEY MARKET FUND

                                                                                  FOR THE PERIODS ENDED JUNE 30,
                                                                     2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                   ------------------------------------------------------------
   Income from investment operations:
      Net investment income ....................................       0.02         0.01           --         0.01         0.01
                                                                   ------------------------------------------------------------
   Distributions from:
      Net investment income ....................................      (0.02)       (0.01)          --        (0.01)       (0.01)
                                                                   ------------------------------------------------------------
Net asset value, end of period .................................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                   ============================================================
Total return ...................................................       2.37%        1.25%        0.42%        0.71%        1.23%
                                                                   ============================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ........................   $    110     $    147     $    146     $    197     $    175
Ratio of expenses to average net assets ........................       0.53%        0.51%        0.51%        0.51%        0.51%
Ratio of net investment income to average net assets ...........       2.33%        1.24%        0.42%        0.70%        1.19%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


JUNE 30, 2006                                                                 43

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UMB Scout Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following eight diversified portfolios: UMB Scout Stock Fund ("Stock"), UMB Scout Growth Fund ("Growth"), UMB Scout Small Cap Fund ("Small Cap"), UMB Scout WorldWide Fund ("WorldWide"), UMB Scout Bond Fund ("Bond"), UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market"), (individually referred to as a "Fund," or collectively as the "Funds"). Prior to April 2005, the Growth Fund was known as the UMB Scout Stock Select Fund.

The Funds' investment objectives are as follows:

FUND                                             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Stock ................................  Long-term growth of capital and income

Growth ...............................  Long-term growth of capital

Small Cap ............................  Long-term growth of capital

WorldWide ............................  Long-term growth of capital and income

Bond .................................  Maximum current income consistent with quality and maturity standards

Money Market - Federal Portfolio .....  Maximum income consistent with safety of principal and liquidity

Money Market - Prime Portfolio .......  Maximum income consistent with safety of principal and liquidity

Tax-Free .............................  Money Market Highest level of income exempt from federal income tax
                                        consistent with quality and maturity
                                        standards
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A) SECURITY VALUATIONS -- Each security listed on an exchange, except Nasdaq National Market(R) and SmallCap(R) securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Securities held in the UMB Scout WorldWide Fund may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time).

      If the Funds' Advisor determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds' Advisor will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its net asset value. The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security.


44                                                 UMB SCOUT FUNDS ANNUAL REPORT

      Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

B) FOREIGN CURRENCY -- Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

      a. Market value of investment securities, other than assets and liabilities -- at the closing rate of exchange on June 30, 2006.

      b. Purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

C) SECURITIES LENDING -- Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statement of Assets and Liabilities. The cash collateral is maintained on each Fund's behalf by the lending agent and is invested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates) and money market funds. Loans are subject to termination at the option of the borrower of the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

      As of June 30, 2006 the value of securities loaned and the payable on collateral due to broker were as follows:

                                           MARKET VALUE     PAYABLE ON
                                          OF SECURITIES     COLLATERAL
      FUND                                    LOANED      DUE TO BROKER
      -----------------------------------------------------------------
      Stock ............................   $ 12,252,609    $ 12,757,560
      Growth ...........................         33,693          35,082
      WorldWide ........................    296,842,288     309,075,675
      Bond .............................     38,063,074      39,631,720

                                                         CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)D
JUNE 30, 2006

Cash collateral was jointly pooled and invested in the following securities as of June 30, 2006:

                                          STOCK FUND        GROWTH FUND     WORLDWIDE FUND       BOND FUND           TOTAL
-----------------------------------------------------------------------------------------------------------------------------
Alliance & Leicester PLC
  5.135%, 07/01/2006 ..............      $    529,360      $      1,456      $ 12,824,714      $  1,644,470      $ 15,000,000
Allstate Life Global Fund TR
  5.109%, 07/04/2006 ..............           529,314             1,455        12,823,613         1,644,328        14,998,710
American Express
  5.302%, 07/20/2006 ..............           529,359             1,455        12,824,716         1,644,470        15,000,000
Banco Santander Totta LN
  5.277%, 07/16/2006 ..............           352,907               970         8,549,810         1,096,313        10,000,000
Bank of America NA
  5.315%, 06/30/2006 ..............           529,323             1,455        12,823,831         1,644,356        14,998,965
Bear Stearns Co., Inc.
  5.179%, 07/05/2006 ..............           529,677             1,457        12,832,410         1,645,456        15,009,000
DNB NOR Bank ASA
  5.313%, 07/25/2006 ..............           529,359             1,455        12,824,716         1,644,470        15,000,000
First Tennessee Bank
  5.242%, 07/17/2006 ..............           529,458             1,456        12,827,114         1,644,777        15,002,805
Goldman Sachs Group, Inc.
  5.149%, 07/01/2006 ..............           529,348             1,456        12,824,446         1,644,435        14,999,685
Irish Life & Permanent
  5.294%, 07/22/2006 ..............           529,286             1,455        12,822,946         1,644,243        14,997,930
Lehman Brothers Holdings
  5.354%, 07/22/2006 ..............           353,136               971         8,555,367         1,097,026        10,006,500
Liquid Funding LTD
  5.156%, 07/13/2006 ..............           529,359             1,456        12,824,715         1,644,470        15,000,000
Merrill Lynch & Co.
  5.363%, 08/29/2006 ..............           529,359             1,456        12,824,715         1,644,470        15,000,000
Natexis Banq Populair NY
  5.302%, 07/23/2006 ..............           529,359             1,456        12,824,716         1,644,469        15,000,000
National Rural Util. COOP
  5.099%, 07/01/2006 ..............           352,836               970         8,548,100         1,096,094         9,998,000
SLM Corp.
  5.267%, 07/20/2006 ..............           353,009               971         8,552,298         1,096,632        10,002,910
Sigma Finance, Inc.
  5.113%, 07/06/2006 ..............           529,359             1,456        12,824,716         1,644,469        15,000,000
Societe Generale
  5.081%, 07/02/2006 ..............           529,307             1,456        12,823,446         1,644,306        14,998,515
Unicred Ital Bank Ireland
  5.160%, 07/09/2006 ..............           529,359             1,456        12,824,716         1,644,469        15,000,000
Prudential FA
  5.224%, 07/15/2006 ..............           176,453               485         4,274,905           548,157         5,000,000
Wachovia Securities
  5.230%, 07/03/2006 ..............           529,359             1,456        12,824,716         1,644,469        15,000,000
Provident Temp Cash
  5.079%, 07/03/2006 ..............           581,837             1,600        14,096,087         1,807,493        16,487,017
Barclays Capital Repo
  5.230%, 07/03/2006 ..............         2,117,437             5,823        51,298,862         6,577,878        60,000,000
                                         ------------------------------------------------------------------------------------
                                         $ 12,757,560      $     35,082      $309,075,675      $ 39,631,720      $361,500,037
                                         ====================================================================================


46                                                 UMB SCOUT FUNDS ANNUAL REPORT

D) FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

      As of June 30, 2006, the following funds had net capital loss carryovers:

                                                                         MONEY MARKET         MONEY MARKET        TAX-FREE
                                GROWTH      WORLDWIDE       BOND             FUND                 FUND          MONEY MARKET
(IN THOUSANDS)                   FUND          FUND         FUND      FEDERAL PORTFOLIO     PRIME PORTFOLIO         FUND
----------------------------------------------------------------------------------------------------------------------------
For losses expiring June 30,
   2010 ....................    $   --        $2,504       $   --           $   --               $   --            $   --
   2011 ....................     2,070         1,472           --               --                    1                26
   2012 ....................       841         1,666           --               --                   --                --
   2013 ....................        --            --          170               --                   --                --
   2014 ....................        --            --          180               21                  106                --
                                --------------------------------------------------------------------------------------------
Total ......................    $2,911        $5,642       $  350           $   21               $  107            $   26
                                ============================================================================================

      Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

      As of June 30, 2006, Bond, Money Market Fund - Federal Portfolio and Money Market Fund - Prime Portfolio had (in thousands): $329, $1, and $4, respectively, of post-October losses, which are deferred until July 1, 2006 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

E) DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

      For Federal income tax purposes, the Stock, Small Cap and WorldWide Funds designate capital gain dividends of (in thousands) $6,430, $15,457 and $102,892, respectively, for the year ended June 30, 2006.

      For Federal income tax purposes the Tax-Free Money Market Fund designates tax-exempt income dividends of (in thousands) $3,130 for the year ended June 30, 2006.

      Pursuant to Section 853 of the Internal Revenue Code of 1986, the WorldWide Fund designates (in thousands) $41,026 of income derived from foreign sources and $3,782 of foreign taxes paid, respectively, for the year ended June 30, 2006.

      For the year ended June 30, 2006, 100%, 100%, 7.99% and 100% of the dividends paid from net investment income, including short-term capital gains (if any), for Stock, Growth, Small Cap, and WorldWide Funds, respectively, are designated as qualified dividend income.

      Dividends paid by the Stock, Growth, Small Cap, and WorldWide Funds, during the fiscal year ended June 30, 2006, which are not designated as capital gain distributions, should be multiplied by 100%, 100%, 7.99% and 1%, respectively, to arrive at the net amount eligible for the corporate dividend received deduction.

F) AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                                         CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                 47

NOTES TO FINANCIAL STATEMENTS (CONTINUED)D
JUNE 30, 2006

G) USE OF ESTIMATES -- The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

H) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A) INVESTMENT ADVISORY FEES -- The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the "Agreement") with Scout Investment Advisors, Inc. (the "Advisor"). Each of the Funds was subject to the following fees under the Agreement for the period from July 1, 2005 through June 30, 2006:

            Stock and Growth -- 0.60% of the first $1 billion of average daily net assets and 0.575% of daily net assets over $1 billion.

            Small Cap -- 0.75% of the first $1 billion of average daily net assets and 0.65% of daily net assets over $1 billion.

            WorldWide -- 0.80% of the first $1 billion of average daily net assets and 0.70% of daily net assets over $1 billion.

            Bond -- 0.57% of the first $1 billion of average daily net assets and 0.52% of daily net assets over $1 billion.

            Money Market - Federal Portfolio and Tax-Free Money Market -- 0.30% of average daily net assets.

            Money Market - Prime Portfolio -- 0.34% of average daily net assets.

      Under an agreement with the Trust, on behalf of Stock, Growth and Bond Funds, the Advisor has agreed to subsidize expenses in order to limit the overall expenses of the Stock, Growth and Bond Funds to no more than 0.90%, 0.90% and 0.87% of each Fund's average daily net assets, respectively, through October 31, 2006.

B) ADMINISTRATION AND FUND ACCOUNTING FEES -- The Trust, on behalf of the Funds, entered into an Administration and Fund Accounting Agreement with UMB Fund Services, Inc. ("UMBFS"), an affiliate of the Advisor. Each of the Funds was subject to the following fees under the Administration and Fund Accounting Agreement for the period from July 1, 2005 through June 30, 2006:

            Stock, Growth, Small Cap, Bond, Money Market - Federal Portfolio, Money Market - Prime Portfolio and Tax-Free Money Market -- 0.10% of the first $250 million of average daily net assets, 0.075% of the next $250 million of average daily net assets, 0.050% of the next $250 million of average daily net assets and 0.030% of daily net assets over $750 million.

            WorldWide -- 0.12% of the first $250 million of average daily net assets, 0.095% of the next $250 million of average daily net assets, 0.070% of the next $250 million of average daily net assets and 0.050% of daily net assets over $750 million.

C) SHAREHOLDER SERVICING FEES -- UMBFS also serves as the Funds' transfer agent. UMBFS is paid a fee for these services based on the number of shareholder accounts and activity levels.

D) CUSTODIAN FEES -- UMB Bank, n.a. (the "Bank"), an affiliate of the Advisor, serves as the Funds' custodian. The Bank receives a fee for its services based on the value of securities held in the Funds and the number of transactions.

E) GENERAL -- Certain of the Officers and Directors of the Trust are Officers and Directors of one or more of the above companies.


48                                                 UMB SCOUT FUNDS ANNUAL REPORT

3. INVESTMENT TRANSACTIONS

The aggregate amount of security transactions during the year ended June 30, 2006, excluding short-term investments, were as follows:

                                               OTHER THAN
                                            U.S. GOVERNMENT    U.S. GOVERNMENT
(IN THOUSANDS)                                 SECURITIES         SECURITIES
------------------------------------------------------------------------------
STOCK FUND:
  Purchases ..........................         $   69,579         $       --
  Sale/Maturity proceeds .............         $   63,322         $       --
GROWTH FUND:
  Purchases ..........................         $   36,569         $       --
  Sale/Maturity proceeds .............         $   30,248         $       --
SMALL CAP FUND:
  Purchases ..........................         $  482,890         $       --
  Sale/Maturity proceeds .............         $  366,614         $       --
WORLDWIDE FUND:
  Purchases ..........................         $1,238,355         $       --
  Sale/Maturity proceeds .............         $  453,279         $       --
BOND FUND:
  Purchases ..........................         $       --         $   11,555
  Sale/Maturity proceeds .............         $    2,523         $   22,078

The aggregate amount of security transactions during the year ended June 30, 2006, for the money market funds were as follows:

                                               OTHER THAN
                                            U.S. GOVERNMENT    U.S. GOVERNMENT
(IN THOUSANDS)                                 SECURITIES         SECURITIES
------------------------------------------------------------------------------
MONEY MARKET FUND - FEDERAL PORTFOLIO:
  Purchases ..........................         $       --         $3,373,205
  Sale/Maturity proceeds .............         $       --         $3,374,841
MONEY MARKET FUND - PRIME PORTFOLIO:
  Purchases ..........................         $4,012,455         $3,634,132
  Sale/Maturity proceeds .............         $4,002,422         $3,589,177
TAX-FREE MONEY MARKET FUND:
  Purchases ..........................         $  732,531         $       --
  Sale/Maturity proceeds .............         $  770,339         $       --

4. FEDERAL TAX INFORMATION

At June 30, 2006, the gross unrealized appreciation (depreciation) on investments (including translation of assets and liabilities in foreign currencies) and cost of securities on a tax basis for federal income tax purposes were as follows:

                                                                                                       MONEY       MONEY
                                                                                                      MARKET       MARKET   TAX-FREE
                                                                                                       FUND         FUND     MONEY
                                      STOCK       GROWTH     SMALL CAP     WORLDWIDE        BOND      FEDERAL      PRIME     MARKET
(IN THOUSANDS)                         FUND        FUND        FUND           FUND          FUND     PORTFOLIO   PORTFOLIO    FUND
------------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation .........   $  17,749    $  2,859    $  78,872    $   515,092    $     313    $     --   $     --   $     --
Unrealized depreciation .........      (1,700)       (712)     (23,523)       (41,257)      (4,790)         --         --         --
                                    ------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) ..................   $  16,049    $  2,147    $  55,349    $   473,835    $  (4,477)   $     --   $     --   $     --
                                    ================================================================================================
Cost of securities on a tax basis   $ 112,116    $ 27,741    $ 539,154    $ 2,513,323    $ 162,221    $205,632   $582,336   $108,842
                                    ================================================================================================

The tax character of distributions paid during the fiscal years ended June 30, 2006 and 2005 were as follows:

                                              STOCK FUND            GROWTH FUND         SMALL CAP FUND         WORLDWIDE FUND
                                        ---------------------   ------------------   --------------------   --------------------
                                           YEAR        YEAR       YEAR      YEAR       YEAR        YEAR       YEAR         YEAR
                                          ENDED       ENDED      ENDED     ENDED      ENDED       ENDED      ENDED        ENDED
                                        JUNE 30,     JUNE 30,   JUNE 30,  JUNE 30,   JUNE 30,    JUNE 30,   JUNE 30,     JUNE 30,
(IN THOUSANDS)                             2006        2005       2006      2005       2006        2005       2006         2005
--------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income .................      $ 2,682      $  850       $51      $103     $ 4,521      $1,042    $22,349      $11,370
  Net long-term capital gains .....       12,071       2,612        --        --       6,265       5,876     20,492           --
                                        ----------------------------------------------------------------------------------------
Total taxable distributions .......       14,753       3,462        51       103      10,786       6,918     42,841       11,370
  Exempt interest .................           --          --        --        --          --          --         --           --
                                        ----------------------------------------------------------------------------------------
Total distributions paid ..........      $14,753      $3,462       $51      $103     $10,786      $6,918    $42,841      $11,370
                                        ========================================================================================

                                                         CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                 49

JUNE 30, 2006

                                                            MONEY MARKET FUND        MONEY MARKET FUND           TAX-FREE
                                        BOND FUND           FEDERAL PORTFOLIO         PRIME PORTFOLIO        MONEY MARKET FUND
                                  --------------------    --------------------     --------------------    --------------------
                                    YEAR        YEAR        YEAR        YEAR         YEAR        YEAR        YEAR        YEAR
                                   ENDED       ENDED       ENDED       ENDED        ENDED       ENDED       ENDED       ENDED
                                  JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,
(IN THOUSANDS)                      2006        2005        2006        2005         2006        2005        2006        2005
-------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income .............    $4,454      $2,910      $7,390      $3,655      $19,509      $9,853      $   --      $   --
  Net long-term capital gains          --         209          --          --           --          --          --          --
                                   -------------------------------------------------------------------------------------------
Total taxable distributions ...     4,454       3,119       7,390       3,655       19,509       9,853          --          --
  Exempt interest .............        --          --          --          --           --          --       3,129       1,935
                                   -------------------------------------------------------------------------------------------
Total distributions paid ......    $4,454      $3,119      $7,390      $3,655      $19,509      $9,853      $3,129      $1,935
                                   ===========================================================================================

As of June 30, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                       MONEY      MONEY
                                                                                                      MARKET      MARKET    TAX-FREE
                                                                                                       FUND        FUND      MONEY
                                              STOCK      GROWTH   SMALL CAP   WORLDWIDE      BOND     FEDERAL      PRIME     MARKET
(IN THOUSANDS)                                 FUND       FUND       FUND        FUND        FUND    PORTFOLIO   PORTFOLIO    FUND
------------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income ............   $    54    $     6    $19,026     $    675    $    --      $ --       $  --      $ --
Undistributed long-term capital gains ....     4,254         --     11,927       82,400         --        --          --        --
                                             -------------------------------------------------------------------------------------
Tax accumulated earnings .................     4,308          6     30,953       83,075         --        --          --        --
Accumulated capital and other losses .....        --     (2,911)        --       (5,642)      (679)      (22)       (111)      (26)
Unrealized appreciation (depreciation) ...    16,049      2,147     55,349      473,835     (4,477)       --          --        --
                                             -------------------------------------------------------------------------------------
Total accumulated earnings (deficit) .....   $20,357    $  (758)   $86,302     $551,268    $(5,156)     $(22)      $(111)     $(26)
                                             =====================================================================================

5. FUND MERGER

On September 30, 2005, the UMB Scout Bond Fund acquired all the net assets of the UMB Common Taxable Fixed Income Fund, a bank-sponsored common trust fund. The acquisition was accomplished by a tax-free exchange of 5,585 shares of the UMB Scout Bond Fund (valued, in thousands, at $61,381) for the 16,188 shares of the UMB Common Taxable Fixed Income Fund outstanding at September 30, 2005. The UMB Common Taxable Fixed Income Fund's net assets at that date (in thousands) ($61,381), including $263 of unrealized depreciation, were combined with those of the UMB Scout Bond Fund. The aggregate net assets of the UMB Scout Bond Fund and the UMB Common Taxable Fixed Income Fund immediately before the acquisition were (in thousands) $74,781 and $61,381, respectively.

6. FUND LIQUIDATION

At a meeting held on November 17, 2005, the Board of Trustees and shareholders of the UMB Scout Kansas Tax-Exempt Bond Fund approved the liquidation and dissolution of the Fund. Accordingly, the Trust redeemed all outstanding shares of the UMB Scout Kansas Tax-Exempt Bond Fund on December 21, 2005.

7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.


50                                                 UMB SCOUT FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AUDIT COMMITTEE, BOARD OF TRUSTEES AND SHAREHOLDERS
UMB SCOUT FUNDS
KANSAS CITY, MISSOURI

We have audited the accompanying statements of assets and liabilities of the UMB Scout Stock Fund, UMB Scout Small Cap Fund, UMB Scout WorldWide Fund, UMB Scout Growth Fund, UMB Scout Bond Fund, UMB Scout Money Market Fund (Federal and Prime portfolios) and UMB Scout Tax-Free Money Market Fund (all the funds comprising the UMB Scout Funds, hereafter referred to as "the Funds"), including the schedules of investments as of June 30, 2006, and the related statements of operations for the year ended June 30, 2006, changes in net assets for the two years ended June 30, 2006, and the financial highlights for the five years ended June 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UMB Scout Funds as of June 30, 2006, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.



BKD, LLP

Houston, Texas
July 27, 2006


JUNE 30, 2006                                                                 51

EXPENSE EXAMPLE
JUNE 30, 2006

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. In addition, shareholders of the UMB Scout WorldWide Fund and UMB Scout Small Cap Fund will be charged a 2.00% redemption fee for shares redeemed or exchanged within two months of purchase. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first line for each Fund shown in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each Fund shown in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary or the redemption fee charged in certain circumstances for UMB Scout WorldWide Fund and UMB Scout Small Cap Fund. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.


52                                                 UMB SCOUT FUNDS ANNUAL REPORT

                                                                                                 EXPENSES
                                                                                                   PAID
                                                     BEGINNING       ENDING                       DURING
                                                      ACCOUNT        ACCOUNT       ANNUALIZED     PERIOD
                                                       VALUE          VALUE         EXPENSE       1/1/06-
FUND                                                   1/1/06        6/30/06         RATIO       6/30/06*
---------------------------------------------------------------------------------------------------------
UMB SCOUT STOCK FUND
  Actual ......................................      $1,000.00      $1,042.50        0.9000%      $4.56
  Hypothetical ................................       1,000.00       1,020.54        0.9000%       4.51
UMB SCOUT GROWTH FUND
  Actual ......................................       1,000.00       1,016.30        0.9003%       4.50
  Hypothetical ................................       1,000.00       1,020.54        0.9003%       4.51
UMB SCOUT SMALL CAP FUND
  Actual ......................................       1,000.00       1,097.80        1.0855%       5.65
  Hypothetical ................................       1,000.00       1,019.62        1.0855%       5.44
UMB SCOUT WORLDWIDE FUND
  Actual ......................................       1,000.00       1,062.80        1.0466%       5.35
  Hypothetical ................................       1,000.00       1,019.81        1.0466%       5.24
UMB SCOUT BOND FUND
  Actual ......................................       1,000.00         996.50        0.8706%       4.31
  Hypothetical ................................       1,000.00       1,020.68        0.8706%       4.36
UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
  Actual ......................................      $1,000.00      $1,020.10        0.5092%      $2.55
  Hypothetical ................................       1,000.00       1,022.48        0.5092%       2.55
UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
  Actual ......................................       1,000.00       1,020.50        0.5052%       2.53
  Hypothetical ................................       1,000.00       1,022.49        0.5052%       2.53
UMB SCOUT TAX-FREE MONEY MARKET FUND
  Actual ......................................       1,000.00       1,013.20        0.5544%       2.77
  Hypothetical ................................       1,000.00       1,022.25        0.5544%       2.78

* EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR 181/365 (TO REFLECT THE HALF-YEAR PERIOD).


JUNE 30, 2006                                                                 53

TITLE TRUSTEES AND OFFICERS

                                                                                                         NUMBER OF     OTHER
                                              TERM OF OFFICE                                             PORTFOLIOS    DIRECTORSHIPS
                              POSITION(S)     AND LENGTH OF         PRINCIPAL OCCUPATION(S)              IN COMPLEX    HELD BY
NAME, ADDRESS AND AGE         HELD WITH FUND  TIME SERVED           DURING PAST 5 YEARS                  OVERSEEN      TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Andrea F. Bielsker            Trustee         Indefinite, until     Senior Vice President, Finance,          8         None
1010 Grand Boulevard                          successor elected     Chief Financial Officer and
Kansas City, Missouri 64106                   Served as a Trustee   Treasurer from 2002 to 2005; Vice
Age: 47                                       since 2005            President, Finance, Chief Financial
                                                                    Officer and Treasurer from 2001 to
                                                                    2002; Vice President, Finance and
                                                                    Treasurer from 2000 to 2001, Great
                                                                    Plains Energy (Kansas City Power
                                                                    and Light prior to October 2001)
------------------------------------------------------------------------------------------------------------------------------------
William B. Greiner*           Trustee         Indefinite, until     Chief Investment Officer, UMB Bank,      8         None
1010 Grand Boulevard                          successor elected     n.a. and Scout Investment Advisors,
Kansas City, Missouri 64106                   Served as a Trustee   Inc. since 2004; from 2003 to 2004
Age: 52                                       since 2005            managed private accounts at True
                                                                    North. Prior to 2003, Chief
                                                                    Investment Officer, UMB Bank, n.a.
                                                                    and Chairman of Scout Investment
                                                                    Advisors, Inc. since its inception
                                                                    in 2001
------------------------------------------------------------------------------------------------------------------------------------
Dr. William E. Hoffman        Trustee         Indefinite, until     Orthodontist                             8         None
1010 Grand Boulevard                          successor elected
Kansas City, Missouri 64106                   Served as a Trustee
Age: 67                                       since 1982
------------------------------------------------------------------------------------------------------------------------------------
Eric T. Jager                 Trustee         Indefinite, until     President, Windcrest Investment          8         Nygaard
1010 Grand Boulevard                          successor elected     Management, Inc.; Executive Vice                   Corporation
Kansas City, Missouri 64106                   Served as a Trustee   President-Investments, Bartlett
Age: 63                                       since 1987            and Company
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Rose               Chair, Trustee  Indefinite, until     Chairman, Sun Publications, Inc.         8         None
1010 Grand Boulevard                          successor elected
Kansas City, Missouri 64106                   Served as Chair
Age: 58                                       since 2005; Trustee
                                              since 1989

* Mr. Greiner is considered to be an "interested person" of the Funds under the Investment Company Act of 1940, as amended, due to his employment by Scout Investment Advisors, Inc., the Funds' investment advisor.

      THE UMB SCOUT FUNDS' STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND TRUSTEES. THE SAI IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 800-996-2862.


54                                                 UMB SCOUT FUNDS ANNUAL REPORT

                                                                                                         NUMBER OF     OTHER
                                              TERM OF OFFICE                                             PORTFOLIOS    DIRECTORSHIPS
                              POSITION(S)     AND LENGTH OF         PRINCIPAL OCCUPATION(S)              IN COMPLEX    HELD BY
NAME, ADDRESS AND AGE         HELD WITH FUND  TIME SERVED           DURING PAST 5 YEARS                  OVERSEEN      TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Gary W. DiCenzo               President       Indefinite, until     Executive Vice President, UMB Bank,      N/A       N/A
UMB Bank, n.a.                                successor appointed   n.a. since 2004. From 2003 to 2004,
1010 Grand Boulevard                          Served as President   Senior Vice President, UMB Bank,
Kansas City, Missouri 64106                   since 2005; Vice      n.a. Prior to 2003, Vice President,
Age: 42                                       President since 2004  Driehaus Capital Management
------------------------------------------------------------------------------------------------------------------------------------
James L. Moffett              Principal       Indefinite, until     Executive Vice President, UMB Bank,      N/A       N/A
UMB Bank, n.a.                Executive       successor appointed   n.a. and Chairman, Scout Investment
1010 Grand Boulevard          Officer         Served as a           Advisors, Inc. since 2001. Lead
Kansas City, Missouri 64106                   Principal Executive   manager of UMB Scout Stock and
Age: 65                                       Officer since 2003    WorldWide Funds
------------------------------------------------------------------------------------------------------------------------------------
Constance E. Martin           Secretary       Indefinite, until     Fund Administrator, Acctg & Admin.,      N/A       N/A
UMB Bank, n.a.                                successor appointed   UMB Fund Services, Inc. since 2006,
1010 Grand Boulevard                                                Compliance Officer, UMB Scout
Kansas City, Missouri 64106                                         Funds, 2003-2004, Director - Mutual
Age: 44                                                             Fund Client Relations, Jones &
                                                                    Babson, Inc. from 1986-2003
------------------------------------------------------------------------------------------------------------------------------------
C. Warren Green               Treasurer and   Indefinite, until     Vice President and Chief Financial       N/A       N/A
UMB Bank, n.a.                Principal       successor appointed   Officer, Asset Management Division,
1010 Grand Boulevard          Financial       Served as Treasurer   UMB Bank, n.a. since 2000
Kansas City, Missouri 64106   Officer         and Principal
Age: 47                                       Financial Officer
                                              since 2005
------------------------------------------------------------------------------------------------------------------------------------
Bradley S. Kastler            Chief           Indefinite, until     Senior Vice President and Director       N/A       N/A
UMB Bank, n.a.                Compliance      successor appointed   of Financial Services Compliance
1010 Grand Boulevard          Officer         Served as Chief       since 2004; from 2001 to 2004, Vice
Kansas City, Missouri 64106                   Compliance Officer    President and Financial Services
Age: 43                                       since 2004            Audit Director, UMB Financial
                                                                    Corporation. Prior to 2001, trust
                                                                    examiner with the Comptroller of the
                                                                    Currency
------------------------------------------------------------------------------------------------------------------------------------


JUNE 30, 2006                                                                 55

                      PROXY VOTING POLICIES AND PROCEDURES

For a description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at www.sec.gov as well as the Funds' website at www.umbscoutfunds.com. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available as of August 31, 2006 without charge, upon request, by calling 800-996-2862 or by accessing the website of the Securities and Exchange Commission.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the website of the Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE SHAREHOLDERS OF THE UMB SCOUT STOCK FUND, THE UMB SCOUT GROWTH FUND, THE UMB SCOUT SMALL CAP FUND, THE UMB SCOUT WORLDWIDE FUND, THE UMB SCOUT BOND FUND, THE UMB SCOUT MONEY MARKET FUND AND THE UMB SCOUT TAX-FREE MONEY MARKET FUND, AND IS NOT TO BE CONSTRUED AS AN OFFERING OF THE SHARES OF THE FUNDS.

NOT AUTHORIZED FOR DISTRIBUTION UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT UMB SCOUT FUNDS PROSPECTUS.

THE UMB SCOUT FUNDS ARE DISTRIBUTED BY UMB DISTRIBUTION SERVICES, LLC, AN AFFILIATE OF UMB FINANCIAL CORPORATION, AND MANAGED BY SCOUT INVESTMENT ADVISORS, INC., A SUBSIDIARY OF UMB BANK, N.A.

UMB SCOUT FUNDS
100% No-Load Mutual Funds
  Stock Fund
  Growth Fund
  Small Cap Fund
  WorldWide Fund
  Bond Fund
  Money Market Fund - Federal Portfolio
  Money Market Fund - Prime Portfolio
  Tax-Free Money Market Fund

INVESTMENT ADVISOR
  Scout Investment Advisors, Inc.
  Kansas City, Missouri

AUDITORS
  BKD, LLP
  Houston, Texas

LEGAL COUNSEL
  Stradley Ronon Stevens & Young, LLP
  Philadelphia, Pennsylvania

CUSTODIAN
  UMB Bank, n.a.
  Kansas City, Missouri

DISTRIBUTOR
  UMB Distribution Services, LLC
  Milwaukee, Wisconsin

TRANSFER AGENT
  UMB Fund Services, Inc.
  Milwaukee, Wisconsin


               [LOGO]

          UMB | SCOUT FUNDS

            P.O. Box 1241
      Milwaukee, WI 53201-1241

       TOLL FREE 800-996-2862

          umbscoutfunds.com

"UMB," "Scout" and the Scout design -
      Reg. U.S. Pat & Tr. Off.


                                                              UMB 000045 (08/06)
                                                                     SC-408-0806

                               UMB | SCOUT FUNDS                          [LOGO]



                     MONEY MARKET FUND -- FEDERAL PORTFOLIO
                                     (UMFXX)

                      MONEY MARKET FUND -- PRIME PORTFOLIO
                                     (UMPXX)

                           TAX-FREE MONEY MARKET FUND
                                     (UMTXX)



                          ANNUAL REPORT | JUNE 30, 2006

[GRAPHIC]

TABLE OF CONTENTS

Money Market Fund ..........................................................   1

Tax-Free Money Market Fund .................................................   6

Statements of Assets and Liabilities .......................................  11

Statements of Operations ...................................................  12

Statements of Changes in Net Assets ........................................  13

Financial Highlights .......................................................  15

Notes to Financial Statements ..............................................  17

Report of Independent Registered Public Accounting Firm ....................  21

Expense Example ............................................................  22

Trustees and Officers ......................................................  23

SHARES OF THE UMB SCOUT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION; NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.


                                                   UMB SCOUT FUNDS ANNUAL REPORT

[GRAPHIC] MONEY MARKET FUND

OBJECTIVE:

THE UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO AND UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO EACH SEEK MAXIMUM INCOME CONSISTENT WITH SAFETY OF PRINCIPAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM DEBT OBLIGATIONS.

The UMB Scout Money Market Fund -- Prime Portfolio provided a return of 3.68%, 1.76% and 3.46% for the one-, five- and ten-year periods ended June 30, 2006. The UMB Scout Money Market Fund -- Federal Portfolio provided a return of 3.62%, 1.73% and 3.40% for the one-, five- and ten-year periods ended June 30, 2006. The Lipper Money Market Fund Index provided a return of 3.69%, 1.76% and 3.45% for the one-, five- and ten-year periods ended June 30, 2006. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END AND 7-DAY YIELD, PLEASE CALL 800-996-2862 OR VISIT UMBSCOUTFUNDS.COM.

The Federal Open Market Committee's (FOMC) tightening campaign continued throughout the fiscal year, with overnight rates moving from 3.25% to 5.25%. This upward movement in rates elevated money market funds to one of the most lucrative asset classes within the fixed income market. With 7-day yields now approaching 5%, money market funds now deliver attractive relative returns --for the first time in more than two years.

We believe the FOMC is nearing the end of their tightening campaign. Based on this belief, the Advisor has become more comfortable adding incremental yield for the Fund by including issues with longer maturity dates within the portfolios,

                                                         CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                  1
thereby increasing the average maturity of the Fund. The Advisor's high-quality bias typically causes a modest reduction in overall yield, but we believe that the benefits from the added security are ample trade-offs for cash-equivalent assets.

Thank you for your continued support of the UMB Scout Funds.

J. ERIC KELLEY
SCOUT INVESTMENT ADVISORS, INC.


FUND DIVERSIFICATION

            UMB SCOUT MONEY MARKET FUND -- FEDERAL PORTFOLIO (UMFXX)

                                  [PIE CHART]

            Government & Agencies ............................. 100%
            --------------------------------------------------------
            BASED ON TOTAL INVESTMENTS AS OF JUNE 30, 2006. SUBJECT
            TO CHANGE.


             UMB SCOUT MONEY MARKET FUND -- PRIME PORTFOLIO (UMPXX)

            Government & Agencies .............................  71%
            Short-term Corporate Notes ........................  24%
            Municipal Bonds ...................................   5%
            --------------------------------------------------------
            BASED ON TOTAL INVESTMENTS AS OF JUNE 30, 2006. SUBJECT
            TO CHANGE.


AN INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.


2                                                  UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

MONEY MARKET FUND -- FEDERAL PORTFOLIO

 PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 100.5%
FEDERAL FARM CREDIT BANK -- 1.0%
$ 2,000,000   2.25%, 09/01/06 ..................................   $  1,990,478
                                                                   ============
FEDERAL HOME LOAN BANK -- 58.3%
 20,000,000   4.95%, 07/03/06 ..................................     19,994,693
  2,605,000   4.89%, 07/05/06 ..................................      2,603,585
  1,000,000   5.15%, 07/07/06 ..................................        999,142
  4,000,000   5.07%, 07/10/06 ..................................      3,994,940
  5,000,000   Variable Rate, 07/11/06 ..........................      5,000,000
  2,000,000   2.01%, 07/14/06 ..................................      1,997,890
  6,135,000   5.15%, 07/14/06 ..................................      6,123,676
  3,500,000   2.27%, 07/28/06 ..................................      3,493,192
 12,000,000   Variable Rate, 08/09/06, callable ................     12,000,000
  2,385,000   4.125%, 08/11/06 .................................      2,385,000
  3,890,000   2.375%, 08/15/06 .................................      3,876,488
  2,000,000   Variable Rate, 09/01/06 ..........................      1,998,818
  8,020,000   Variable Rate, 09/14/06 ..........................      8,014,467
  1,000,000   2.875%, 09/15/06 .................................        994,485
  2,500,000   5.10%, 10/13/06 ..................................      2,500,000
  4,550,000   Variable Rate, 10/18/06, callable ................      4,549,658
  8,000,000   5.13%, 11/02/06 ..................................      8,000,000
    425,000   4.51%, 11/07/06 ..................................        423,915
    500,000   3.85%, 11/14/06 ..................................        497,465
  1,560,000   2.75%, 11/15/06 ..................................      1,545,474
    550,000   3.00%, 11/15/06 ..................................        545,518
    450,000   6.50%, 11/15/06 ..................................        451,993
  5,000,000   Variable Rate, 12/08/06, callable ................      5,000,000
  2,000,000   Variable Rate, 12/13/06 ..........................      1,999,914
  3,000,000   5.25%, 12/15/06 ..................................      3,000,000
  2,000,000   5.49%, 01/02/07 ..................................      2,000,000
  2,000,000   Variable Rate, 01/24/07, callable ................      2,000,000
  1,800,000   Variable Rate, 02/22/07 ..........................      1,794,606
  1,500,000   Variable Rate, 03/14/07 ..........................      1,495,423
  3,500,000   Variable Rate, 04/27/07 ..........................      3,487,655
  5,000,000   Variable Rate, 05/15/07 ..........................      5,000,000
  1,500,000   Variable Rate, 06/28/07, callable ................      1,500,000
                                                                   ------------
TOTAL FEDERAL HOME LOAN BANK ...................................    119,267,997
                                                                   ============
FEDERAL HOME LOAN MORTGAGE CORP. -- 19.5%
  3,390,000   2.09%, 07/06/06 ..................................      3,388,653
  4,198,000   2.00%, 07/07/06 ..................................      4,196,065
  1,000,000   2.25%, 07/14/06 ..................................        999,072
  1,500,000   5.50%, 07/15/06 ..................................      1,500,027
  2,000,000   5.16%, 07/18/06 ..................................      1,995,127
  9,000,000   2.625%, 07/21/06 .................................      8,987,708
  8,166,000   2.75%, 08/15/06 ..................................      8,141,561
    800,000   2.750%, 10/15/06 .................................        793,616
  1,500,000   3.50%, 11/17/06 ..................................      1,492,651
  1,500,000   Variable Rate, 01/26/07 ..........................      1,500,000
  1,900,000   4.875%, 02/26/07, callable .......................      1,900,000
  5,000,000   5.375%, 06/18/07, callable .......................      5,000,000
                                                                   ------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP. .........................     39,894,480
                                                                   ============
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 21.7%
  5,000,000   3.25%, 07/12/06 ..................................      4,997,800
 12,200,000   3.125%, 07/15/06 .................................     12,189,537
  2,000,000   5.12%, 07/21/06 ..................................      1,994,533
  6,950,000   3.25%, 07/31/06 ..................................      6,939,091
 15,000,000   4.31%, 09/01/06 ..................................     14,893,565
  2,780,000   5.03%, 09/20/06 ..................................      2,748,756
    209,000   4.375%, 10/15/06 .................................        208,613
    500,000   6.92%, 03/19/07 ..................................        506,820
                                                                   ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION ....................     44,478,715
                                                                   ============
TOTAL U.S. GOVERNMENT AGENCIES
(COST $205,631,670) -- 100.5%                                       205,631,670
                                                                   ============
TOTAL INVESTMENTS
(COST $205,631,670) -- 100.5%                                       205,631,670

Liabilities less other assets -- (0.5)%                              (1,093,192)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par
  value capital shares authorized;
  204,593,974 shares outstanding)                                 $ 204,538,478
                                                                  =============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.          CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                  3

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

MONEY MARKET FUND -- PRIME PORTFOLIO

 PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
SHORT-TERM CORPORATE NOTES -- 24.7%
              Abbott Laboratories
$   530,000     5.625%, 07/01/06 ...............................   $    530,000
              American Express Co.
  4,867,000     5.50%, 09/12/06 ................................      4,867,516
              Bank of America Corp.
 10,000,000     Variable Rate, 08/10/06 ........................     10,000,197
              Bank of Ireland
  4,000,000     5.31%, 08/17/06 ................................      3,972,309
              Bank of Montreal
  2,365,000     7.8%, 04/01/07 .................................      2,410,014
              BellSouth Corp.
  5,000,000     5.15%, 07/05/06 ................................      4,997,139
              Home Depot, Inc.
  5,000,000     5.27%, 07/03/06 ................................      4,998,536
              HSBC Finance Corp.
    750,000     7.875%, 03/01/07 ...............................        761,945
              International Business Machines Corp.
  5,000,000     5.28%, 07/03/06 ................................      4,998,533
              International Lease Finance Corp.
  1,585,000     5.75%, 10/15/06 ................................      1,586,181
              JPMorgan Chase & Co.
  1,940,000     5.625%, 08/15/06 ...............................      1,940,516
              Kimberly-Clark Corp.
  3,000,000     5.17%, 07/13/06 ................................      2,994,830
              Merrill Lynch & Co.
  3,277,000     Variable, 03/12/07 .............................      3,253,199
              MetLife Funding, Inc.
  5,000,000     4.53%, 08/22/06 ................................      4,963,239
              MetLife, Inc.
 11,000,000     4.71%, 07/20/06 ................................     10,970,624
  5,000,000     4.71%, 07/25/06 ................................      4,982,967
  1,506,000     5.23%, 07/31/06 ................................      1,499,436
  5,000,000     4.98%, 08/08/06 ................................      4,972,661
              Nestle Capital Corp.
  2,970,000     5.05%, 07/17/06 ................................      2,963,334
              PNC Funding Corp.
    500,000     5.75%, 08/01/06 ................................        500,111
              Stanley Works
 15,000,000     5.23%, 08/09/06 ................................     14,915,013
              State Street Corp.
  5,000,000     5.22%, 07/03/06 ................................      4,998,550
              Sysco Corp.
 20,000,000     5.30%, 07/03/06 ................................     19,994,112
              Target Corp.
 10,000,000     5.10%, 07/03/06 ................................      9,997,167
              Wachovia Corp.
  2,865,000     4.95%, 11/01/06 ................................      2,860,424
              Wal-Mart Stores, Inc.
  9,020,000     5.07%, 07/05/06 ................................      9,014,919
              Washington Mutual
  1,377,000     7.50%, 08/15/06 ................................      1,380,437
                                                                   ------------
TOTAL SHORT-TERM CORPORATE NOTES
(COST $141,323,909) -- 24.7% ...................................    141,323,909
                                                                   ============
MUNICIPAL BONDS -- 5.4%
 25,000,000   Colorado Springs, Colorado, Utility Revenue Bonds
                Variable Rate, 11/01/27 ........................     25,000,000
  6,000,000   State of Michigan Municipal Note
                4.65%, 10/11/06 ................................      5,987,201
                                                                   ------------
TOTAL MUNICIPAL BONDS
(COST $30,987,201) -- 5.4% .....................................     30,987,201
                                                                   ============
U.S. GOVERNMENT AGENCIES -- 71.8%
FEDERAL FARM CREDIT BANK -- 1.7%
 10,000,000   Federal Farm Credit Bank
                Variable Rate, 07/14/06 ........................     10,000,000
                                                                   ============
FEDERAL HOME LOAN BANK -- 46.5%
  7,000,000   4.89%, 07/05/06 ..................................      6,996,197
  4,030,000   2.125%, 07/07/06, callable .......................      4,027,941
 11,000,000   5.07%, 07/10/06 ..................................     10,986,085
 14,750,000   Variable Rate, 07/11/06, callable ................     14,750,000
  6,500,000   2.01%, 07/14/06, callable ........................      6,493,142
 15,000,000   5.15%, 07/14/06 ..................................     14,972,213
  4,500,000   2.27%, 07/28/06, callable ........................      4,491,248
    665,000   2.350%, 07/28/06, callable .......................        663,552
    500,000   2.46%, 07/28/06, callable ........................        499,027
  2,600,000   2.71%, 07/28/06, callable ........................      2,595,736
  8,000,000   Variable Rate, 08/09/06, callable ................      8,000,000
  7,500,000   4.125%, 08/11/06 .................................      7,500,000


4                                                  UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

MONEY MARKET FUND -- PRIME PORTFOLIO (CONTINUED)

 PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (CONTINUED)
$ 8,975,000   2.875%, 08/15/06 .................................   $  8,949,381
 15,000,000   3.5%, 08/15/06 ...................................     14,969,186
    415,000   6.375%, 08/15/06 .................................        415,623
  1,650,000   Variable Rate, 08/25/06, callable ................      1,649,876
    500,000   3.02%, 08/30/06, callable ........................        498,258
  6,000,000   Variable Rate, 09/14/06 ..........................      5,995,560
  4,000,000   2.875%, 09/15/06 .................................      3,977,941
  7,500,000   5.10%, 10/13/06 ..................................      7,500,000
 10,000,000   Variable Rate, 10/18/06, callable ................     10,000,000
  6,000,000   4.35%, 10/30/06, callable ........................      5,993,824
 17,000,000   5.13%, 11/02/06 ..................................     16,999,999
  2,500,000   Variable Rate, 12/08/06, callable ................      2,500,000
  2,200,000   Variable Rate, 12/13/06 ..........................      2,199,906
    530,000   2.75%, 12/15/06 ..................................        524,921
 10,000,000   5.25%, 12/15/06 ..................................     10,000,000
  8,000,000   5.49%, 01/02/07 ..................................      8,000,000
 15,900,000   Variable Rate, 01/24/07, callable ................     15,900,000
 10,000,000   5.0%, 02/09/07 ...................................     10,000,000
  8,200,000   Variable Rate, 02/22/07 ..........................      8,175,426
  2,550,000   Variable Rate, 02/22/07 ..........................      2,541,003
  5,000,000   Variable Rate, 03/13/07, callable ................      5,000,000
  3,500,000   Variable Rate, 03/14/07 ..........................      3,489,320
  3,530,000   Variable Rate, 03/28/07 ..........................      3,519,260
 13,000,000   Variable Rate, 04/27/07 ..........................     12,952,758
 15,000,000   Variable Rate, 05/15/07 ..........................     15,000,000
  6,500,000   Variable Rate, 06/28/07, callable ................      6,500,000
                                                                   ------------
TOTAL FEDERAL HOME LOAN BANK ...................................    265,227,383
                                                                   ============
FEDERAL HOME LOAN MORTGAGE CORP. -- 15.5%
  7,100,000   5.05%, 07/05/06 ..................................      7,096,008
  4,050,000   2.00%, 07/07/06, callable ........................      4,047,922
  8,500,000   5.50%, 07/15/06 ..................................      8,500,153
  8,000,000   5.16%, 07/18/06 ..................................      7,980,507
  5,160,000   2.625%, 07/21/06, callable .......................      5,152,918
  5,000,000   4.24%, 07/31/06 ..................................      4,983,020
 10,000,000   3.625%, 09/15/06 .................................      9,966,809
  9,475,000   3.00%, 09/29/06, callable ........................      9,424,421
  2,555,000   2.750%, 10/15/06 .................................      2,534,613
  3,500,000   3.51%, 11/17/06, callable ........................      3,482,854
  5,000,000   Variable Rate, 12/27/06 ..........................      5,000,000
 10,500,000   Variable Rate, 01/26/07 ..........................     10,500,000
  2,000,000   2.75%, 01/30/07, callable ........................      1,971,078
  8,100,000   4.875%, 02/26/07, callable .......................      8,100,000
                                                                   ------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP. .........................     88,740,303
                                                                   ============
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.1%
  7,433,000   3.25%, 07/12/06 ..................................      7,429,728
  8,478,000   3.125%, 07/15/06 .................................      8,472,634
  8,000,000   5.12%, 07/21/06 ..................................      7,978,133
  3,500,000   3.25%, 07/31/06 ..................................      3,495,167
  5,000,000   4.00%, 08/08/06, callable ........................      4,993,667
  1,735,000   5.12%, 08/23/06 ..................................      1,722,050
  9,631,000   4.31%, 09/01/06 ..................................      9,562,176
  1,000,000   5.03%, 09/20/06 ..................................        988,682
    920,000   2.81%, 09/28/06, callable ........................        916,030
    500,000   4.375%, 10/15/06 .................................        499,005
                                                                   ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION ....................     46,057,272
                                                                   ============
TOTAL U.S. GOVERNMENT AGENCIES
(COST $410,024,958) -- 71.8% ...................................    410,024,958
                                                                   ============
TOTAL INVESTMENTS
(COST $582,336,068) -- 101.9% ..................................    582,336,068

Liabilities less other assets -- (1.9)% ........................    (10,800,455)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par
  value capital shares authorized;
  571,675,046 shares outstanding) ..............................   $571,535,613
                                                                   ============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


JUNE 30, 2006                                                                  5

[GRAPHIC] TAX-FREE MONEY MARKET FUND

OBJECTIVE:

THE UMB SCOUT TAX-FREE MONEY MARKET FUND SEEKS THE HIGHEST LEVEL OF INCOME EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH QUALITY AND MATURITY STANDARDS.

The UMB Scout Tax-Free Money Market Fund provided a return of 2.37%, 1.19% and 2.12% for the one-, five- and ten-year periods ended June 30, 2006, while the Lipper Tax-Exempt Money Market Index posted an average of 2.46%, 1.28% and 2.21% for the one-, five- and ten-year periods ended June 30, 2006. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED HERE. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END AND 7-DAY YIELD, PLEASE CALL 800-996-2862 OR VISIT UMBSCOUTFUNDS.COM.

The ongoing tightening campaign by the Federal Open Market Committee (FOMC) drove overnight rates up by 2.00% during the fiscal year. Short-term tax-free rates moved up by nearly the same amount, although not as smoothly. Overnight rates in the tax-free arena are more dramatically affected by the flows of major institutional cash reserves -- so the upward adjustments of the Fed Funds have been slower to take effect in the tax-free area. At this point, the Advisor believes the FOMC is nearing the end of their tightening campaign.

By June 30, overnight rates had moved above 3.00% in the tax-free arena, which equates to more than 5.25% when accounting for the tax exemption (assuming a 40% tax burden). We believe this represents quite attractive rates for short-term investors, particularly when compared to the extremely low rates of two years ago.


6                                                  UMB SCOUT FUNDS ANNUAL REPORT

The Advisor's high-quality bias typically causes a modest reduction in overall yield, but we believe the benefits from the added security are ample trade-offs for cash-equivalent assets.

Thank you for your continued support of the UMB Scout Funds.

J. ERIC KELLEY
SCOUT INVESTMENT ADVISORS, INC.


FUND DIVERSIFICATION

                  UMB SCOUT TAX-FREE MONEY MARKET FUND (UMTXX)

                                   [PIE CHART]

            Demand Notes .....................................   77%
            Commercial Paper .................................   23%
            --------------------------------------------------------
            BASED ON TOTAL INVESTMENTS AS OF JUNE 30, 2006. SUBJECT
            TO CHANGE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


JUNE 30, 2006                                                                  7

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

TAX-FREE MONEY MARKET FUND

 PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
ALASKA
              Anchorage, Alaska
$ 2,000,000     4.50%, 12/28/06 ................................   $  2,011,087
              Valdez, Alaska, Marine Revenue
  3,500,000     Variable Rate, 10/01/25 ........................      3,500,000
  1,200,000     Variable Rate, 12/01/29 ........................      1,200,000

ARIZONA
              Arizona State Transportation Board
    150,000     8.00%, 07/01/06 ................................        150,000
              Chandler, Arizona, Water & Sewer
    925,000     4.50%, 07/01/06 ................................        925,000
              Mesa, Arizona, Municipal Development Corp.,
              Commercial Paper
  1,000,000     3.48%, 07/07/06 ................................      1,000,000
              Salt River Project, Arizona
  2,500,000     3.30%, 07/07/06 ................................      2,500,000

CONNECTICUT
              Connecticut State Health & Education
    800,000     Variable Rate, 05/15/14 ........................        800,000
  1,500,000     Variable Rate, 02/15/21 ........................      1,500,000
    450,000     Variable Rate, 11/15/28 ........................        450,000
  2,200,000     Variable Rate, 07/01/29 ........................      2,200,000

FLORIDA
              Dade County, Florida, Industrial Development
    600,000     Variable Rate, 06/01/21 ........................        600,000

GEORGIA
              Cobb County, Georgia, Housing Authority
              Multifamily Housing
  2,100,000     Variable Rate, 09/15/26 ........................      2,100,000
              Fulton County, Georgia, Housing Authority
              Multifamily Housing
  1,000,000     Variable Rate, 09/15/26 ........................      1,000,000
              Georgia Municipal Electric Authority
  1,020,000     Variable Rate, 01/01/20 ........................      1,020,000
              Georgia Municipal Electric Authority,
              Commercial Paper
  1,500,000     3.27%, 07/06/06 ................................      1,500,000

ILLINOIS
              Illinois Housing Development Authority
  1,200,000     Variable Rate, 01/01/08 ........................      1,200,000

KANSAS
              Kansas State Department of Transportation,
              Highway Revenue
  1,070,000     Variable Rate, 03/01/12 ........................      1,070,000
  1,200,000     Variable Rate, 09/01/20 ........................      1,200,000
  1,350,000     Variable Rate, 09/01/20 ........................      1,350,000
              Leawood, Kansas
  2,500,000     4.00%, 10/01/06 ................................      2,502,947
              Topeka, Kansas
  1,000,000     4.25%, 08/15/06 ................................      1,000,910

MAINE
              State of Maine
    100,000     3.00%, 07/15/06 ................................         99,974

MARYLAND
              Maryland Health & Higher Education, Commercial
              Paper
  3,000,000     3.50%, 07/07/06 ................................      3,000,000
  1,190,000     3.70%, 07/03/06 ................................      1,190,000
              Montgomery County, Maryland, Housing
              Authority Multifamily Housing
    550,000     Variable Rate, 08/01/15 ........................        550,000

MASSACHUSETTS
              Bridgewater & Raynham, Massachusetts Regional
              School District
  3,000,000     4.125%, 09/01/06 ...............................      3,006,304
              Massachusetts State Health & Education
  1,300,000     Variable Rate, 11/01/35 ........................      1,300,000
    600,000     Variable Rate, 11/01/35 ........................        600,000

MINNESOTA
              Minneapolis Special School District
  1,500,000     3.75%, 08/10/06 ................................      1,500,427

MISSOURI
              Missouri, State Health & Educational Authority
  5,000,000     4.00%, 10/27/06 ................................      5,016,522
    500,000     Variable Rate, 09/01/30 ........................        500,000
  1,100,000     Variable Rate, 03/01/40 ........................      1,100,000


8                                                  UMB SCOUT FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

TAX-FREE MONEY MARKET FUND (CONTINUED)

 PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
NEBRASKA
              Omaha, Nebraska, Public Power, Commercial Paper
$ 2,900,000     3.37%, 08/08/06 ................................   $  2,900,000

NEVADA
              Las Vegas Valley, Nevada, Water, Commercial Paper
  1,500,000     3.33%, 08/02/06 ................................      1,500,000

NEW JERSEY
              Manasquan Borough, New Jersey
  1,964,961     4.00%, 02/02/07 ................................      1,967,781

NEW MEXICO
              State of New Mexico Taxation & Revenue
     75,000     5.00%, 07/01/06 ................................         75,000

NEW YORK
              New York City Municipal Water Finance Authority
  5,000,000     Variable Rate, 06/15/35 ........................      5,000,000
              New York State Mortgage Agency
    175,000     2.00%, 10/01/06 ................................        174,175

NORTH CAROLINA
              Mecklenburg County, North Carolina
    700,000     Variable Rate, 02/01/24 ........................        700,000
              University of North Carolina Hospital
    500,000     Variable Rate, 02/15/31 ........................        500,000

OHIO
              Fairbank, Ohio, Local School District
  2,000,000     4.50%, 11/14/06 ................................      2,006,567

              Franklin County, Ohio, Revenue
  3,000,000     Variable Rate, 12/01/30 ........................      3,000,000
              Miami Trace Local School District
  1,362,481     4.00%, 07/18/06 ................................      1,362,954

PENNSYLVANIA
              Schuylkill County, Pennsylvania, Industrial
              Development Authority
    300,000     Variable Rate, 04/01/21 ........................        300,000

RHODE ISLAND
              Rhode Island State Health & Educational
              Building Corp.
  4,000,000     Variable Rate, 05/01/35 ........................      4,000,000

SOUTH CAROLINA
              Columbia, South Carolina, Water Works
    100,000     5.50%, 02/01/07 ................................        101,110
              South Carolina Public Authority Revenue,
              Commercial Paper
  2,025,000     3.32%, 07/07/06 ................................      2,025,000

TENNESSEE
              Metro Nashville, Tennessee
  1,950,000     Variable Rate, 11/01/33 ........................      1,950,000
  2,400,000     Variable Rate, 10/01/44 ........................      2,400,000

TEXAS
              Austin, Texas, Utility System, Commercial Paper
    500,000     3.44%, 08/08/06 ................................        500,000
              Cedar Hill Independent School District, Texas
    350,000     3.50%, 08/15/06 ................................        350,000
              El Paso, Texas, Water, Commercial Paper
  3,825,000     3.22%, 07/06/06 ................................      3,825,000
              Harris County, Texas, Commercial Paper
  2,000,000     3.34%, 07/11/06 ................................      2,000,000
              San Antonio, Texas, Water Revenue
    700,000     Variable Rate, 05/15/33 ........................        700,000
              Texas Municipal Power, Commercial Paper
  3,000,000     3.50%, 07/07/06 ................................      3,000,000
              Texas Public Finance Authority, Commercial Paper
  1,500,000     3.48%, 07/07/06 ................................      1,500,000
  3,000,000     3.60%, 09/06/06 ................................      3,000,000
              Texas State Tax & Revenue
  5,800,000     4.50%, 08/31/06 ................................      5,812,431

UTAH
              Salt Lake City, Utah, Pollution Control
  1,100,000     Variable Rate, 02/01/08 ........................      1,100,000

                                                         CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                  9

SCHEDULE OF INVESTMENTS
JUNE 30, 2006

TAX-FREE MONEY MARKET FUND (CONTINUED)

 PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
WASHINGTON
              Washington State, Public Power Supply #1
$ 1,100,000     Variable Rate, 07/01/17 ........................   $  1,100,000
              Washington State, Public Power Supply #2a1
  1,100,000     Variable Rate, 07/01/12 ........................      1,100,000
              Washington State, Public Power Supply #2a2
  1,400,000     Variable Rate, 07/01/12 ........................      1,400,000

WISCONSIN
              Milwaukee, Wisconsin
    150,000     5.25%, 09/01/06 ................................        150,424
              Racine, Wisconsin, Anticipation Notes
  3,000,000     4.50%, 12/28/06 ................................      3,008,756
              Wisconsin State Government, Commercial Paper
  1,000,000     3.47%, 07/07/06 ................................      1,000,000

WYOMING
              Kemmerer, Wyoming, Pollution Control
    500,000     Variable Rate, 11/01/14 ........................   $    500,000
              Lincoln County, Wyoming, Pollution Control
    190,000     Variable Rate, 11/01/14 ........................        190,000
                                                                   ------------
TOTAL INVESTMENTS
(COST $108,842,369) -- 98.7% ...................................    108,842,369

Other assets less liabilities -- 1.3% ..........................      1,484,964
                                                                   ------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par
  value capital shares authorized;
  110,408,649 shares outstanding)                                  $110,327,333
                                                                   ============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


10                                                 UMB SCOUT FUNDS ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006
(IN THOUSANDS EXCEPT PER SHARE DATA)

                                                           MONEY MARKET    MONEY MARKET
                                                               FUND            FUND          TAX-FREE
                                                              FEDERAL          PRIME       MONEY MARKET
                                                             PORTFOLIO       PORTFOLIO         FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities at cost ........................   $    205,632    $    582,336    $    108,842
                                                           ============================================
  Investment securities at value .......................   $    205,632    $    582,336    $    108,842
  Cash .................................................             --              --             923
  Receivables:
    Interest ...........................................          1,153           3,154             877
    Fund shares sold ...................................             --              64              --
    Prepaid and other assets ...........................             15              18              16
                                                           --------------------------------------------
      Total assets .....................................        206,800         585,572         110,658
                                                           --------------------------------------------
LIABILITIES:
  Disbursements in excess of demand deposit money ......          1,577          11,779              --
  Payables:
    Fund shares redeemed ...............................             --             523               3
    Dividends payable ..................................            610           1,586             273
    Accrued investment advisory fees ...................              8              27               5
    Accrued administration and fund accounting fees ....             17              39              10
    Accrued shareholder servicing fees .................             10              19               8
    Accrued custody fees ...............................              5               6               2
    Accrued registration fees ..........................              1               7              --
    Other accrued expenses .............................             34              50              30
                                                           --------------------------------------------
      Total liabilities ................................          2,262          14,036             331
                                                           --------------------------------------------
NET ASSETS .............................................   $    204,538    $    571,536    $    110,327
                                                           ============================================
NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital) ..........   $    204,560    $    571,647    $    110,353
  Accumulated undistributed income:
    Net realized loss on investments ...................            (22)           (111)            (26)
                                                           --------------------------------------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ............   $    204,538    $    571,536    $    110,327
                                                           ============================================
Capital Shares, $0.01 par value
  Authorized ...........................................      Unlimited       Unlimited       Unlimited
                                                           ============================================
  Outstanding ..........................................        204,594         571,675         110,409
                                                           ============================================
NET ASSET VALUE PER SHARE ..............................   $       1.00    $       1.00    $       1.00
                                                           ============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


JUNE 30, 2006                                                                 11

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006 (IN
THOUSANDS)

                                                               MONEY MARKET    MONEY MARKET
                                                                   FUND            FUND          TAX-FREE
                                                                  FEDERAL          PRIME       MONEY MARKET
                                                                 PORTFOLIO       PORTFOLIO         FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income ..........................................   $      8,429    $     22,190    $      3,849
                                                               --------------------------------------------
    Total investment income ................................          8,429          22,190           3,849
                                                               --------------------------------------------
EXPENSES:
  Investment advisory fees .................................            620           1,823             404
  Administration and fund accounting fees ..................            207             456             135
  Shareholder servicing fees ...............................             51             111              46
  Professional fees ........................................             36              48              30
  Federal and state registration fees ......................             28              36              26
  Custody fees .............................................             34              69              24
  Reports to shareholders ..................................             32              64              24
  Insurance fees ...........................................              8              22               9
  Directors' fees ..........................................             10              27               7
  Other expenses ...........................................             13              25              15
                                                               --------------------------------------------
    Total expenses .........................................          1,039           2,681             720
                                                               --------------------------------------------
Net investment income ......................................          7,390          19,509           3,129
                                                               --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from investment transactions ...........             (1)            (84)             --
                                                               --------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....   $      7,389    $     19,425    $      3,129
                                                               --------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12                                                 UMB SCOUT FUNDS ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                       MONEY MARKET FUND -               MONEY MARKET FUND -
                                                                        FEDERAL PORTFOLIO                  PRIME PORTFOLIO
                                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                 JUNE 30, 2006    JUNE 30, 2005    JUNE 30, 2006    JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income ......................................   $       7,390    $       3,655    $      19,509    $       9,853
  Net realized loss from investment transactions .............              (1)             (21)             (84)             (26)
                                                                 ----------------------------------------------------------------
  Net increase in net assets resulting from operations .......           7,389            3,634           19,425            9,827

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ......................................          (7,390)          (3,655)         (19,509)          (9,853)
                                                                 ----------------------------------------------------------------
  Total distributions to shareholders ........................          (7,390)          (3,655)         (19,509)          (9,853)

CAPITAL SHARE TRANSACTIONS:
  Shares sold ................................................         306,957          298,015          714,946          745,596
  Shares issued for reinvestment of distributions ............           1,121              492            4,920            2,271
                                                                 ----------------------------------------------------------------
                                                                       308,078          298,507          719,866          747,867
  Shares redeemed ............................................        (306,425)        (305,802)        (665,522)        (817,523)
                                                                 ----------------------------------------------------------------
  Net increase (decrease) from capital share transactions ....           1,653           (7,295)          54,344          (69,656)
                                                                 ----------------------------------------------------------------
  Net increase (decrease) in net assets ......................           1,652           (7,316)          54,260          (69,682)

NET ASSETS:
  Beginning of period ........................................         202,886          210,202          517,276          586,958
                                                                 ----------------------------------------------------------------
  End of period ..............................................   $     204,538    $     202,886    $     571,536    $     517,276
                                                                 ================================================================
TRANSACTIONS IN SHARES:
  Shares sold ................................................         306,957          298,015          714,946          745,596
  Shares issued for reinvestment of distributions ............           1,121              492            4,920            2,271
  Shares redeemed ............................................        (306,425)        (305,802)        (665,523)        (817,523)
                                                                 ----------------------------------------------------------------
  Net increase (decrease) ....................................           1,653           (7,295)          54,343          (69,656)
                                                                 ================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.          CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                 13

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                    TAX-FREE MONEY MARKET FUND
                                                                   YEAR ENDED       YEAR ENDED
                                                                 JUNE 30, 2006    JUNE 30, 2005
-----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income ......................................   $       3,129    $       1,935
                                                                 ------------------------------
  Net increase in net assets resulting from operations .......           3,129            1,935

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ......................................          (3,129)          (1,935)
                                                                 ------------------------------
  Total distributions to shareholders ........................          (3,129)          (1,935)

CAPITAL SHARE TRANSACTIONS:
  Shares sold ................................................         341,487          233,487
  Shares issued for reinvestment of distributions ............             221              112
                                                                 ------------------------------
                                                                       341,708          233,599
  Shares redeemed ............................................        (378,489)        (232,622)
                                                                 ------------------------------
  Net increase (decrease) from capital share transactions ....         (36,781)             977
                                                                 ------------------------------
  Net increase (decrease) in net assets ......................         (36,781)             977

NET ASSETS:
  Beginning of period ........................................         147,108          146,131
                                                                 ------------------------------
  End of period ..............................................   $     110,327    $     147,108
                                                                 ==============================
TRANSACTIONS IN SHARES:
  Shares sold ................................................         341,487          233,487
  Shares issued for reinvestment of distributions ............             222              112
  Shares redeemed ............................................        (378,489)        (232,622)
                                                                 ------------------------------
  Net increase (decrease) ....................................         (36,780)             977
                                                                 ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14                                                 UMB SCOUT FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT MONEY MARKET FUND -- FEDERAL PORTFOLIO

                                                                                FOR THE PERIODS ENDED JUNE 30,
                                                               2006           2005           2004           2003           2002
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ----------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...............................         0.04           0.02           0.01           0.01           0.02
                                                            ----------------------------------------------------------------------
  Distributions from:
    Net investment income ...............................        (0.04)         (0.02)         (0.01)         (0.01)         (0.02)
                                                            ----------------------------------------------------------------------
Net asset value, end of period ..........................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ======================================================================
Total return ............................................         3.62%          1.69%          0.52%          0.92%          1.91%
                                                            ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .................   $      205     $      203     $      210     $      334     $      353
Ratio of expenses to average net assets .................         0.50%          0.51%          0.51%          0.51%          0.51%
Ratio of net investment income to average net assets ....         3.58%          1.65%          0.52%          0.91%          1.91%

UMB SCOUT MONEY MARKET FUND -- PRIME PORTFOLIO

                                                                                FOR THE PERIODS ENDED JUNE 30,
                                                               2006           2005           2004           2003           2002
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ----------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...............................         0.04           0.02           0.01           0.01           0.02
                                                            ----------------------------------------------------------------------
  Distributions from:
    Net investment income ...............................        (0.04)         (0.02)         (0.01)         (0.01)         (0.02)
                                                            ----------------------------------------------------------------------
Net asset value, end of period ..........................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ======================================================================
Total return ............................................         3.68%          1.71%          0.54%          0.95%          1.94%
                                                            ======================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .................   $      572     $      517     $      587     $    1,011     $      938
Ratio of expenses to average net assets .................         0.50%          0.50%          0.51%          0.50%          0.51%
Ratio of net investment income to average net assets ....         3.64%          1.69%          0.54%          0.94%          1.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


JUNE 30, 2006                                                                 15

FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT TAX-FREE MONEY MARKET FUND

                                                                                FOR THE PERIODS ENDED JUNE 30,
                                                               2006           2005           2004          2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $     1.00     $     1.00     $     1.00    $     1.00     $     1.00
                                                            ---------------------------------------------------------------------
  Income from investment operations:
    Net investment income ...............................         0.02           0.01             --          0.01           0.01
                                                            ---------------------------------------------------------------------
  Distributions from:
    Net investment income ...............................        (0.02)         (0.01)            --         (0.01)         (0.01)
                                                            ---------------------------------------------------------------------
Net asset value, end of period ..........................   $     1.00     $     1.00     $     1.00    $     1.00     $     1.00
                                                            =====================================================================
Total return ............................................         2.37%          1.25%          0.42%         0.71%          1.23%
                                                            =====================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .................   $      110     $      147     $      146    $      197     $      175
Ratio of expenses to average net assets .................         0.53%          0.51%          0.51%         0.51%          0.51%
Ratio of net investment income to average net assets ....         2.33%          1.24%          0.42%         0.70%          1.19%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16                                                 UMB SCOUT FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The UMB Scout Money Market Fund - Federal Portfolio (Money Market - Federal Portfolio), UMB Scout Money Market Fund - Prime Portfolio (Money Market - Prime Portfolio) and UMB Scout Tax-Free Money Market Fund (each a "Fund" and collectively the "Funds") are mutual funds offered by UMB Scout Funds, a Delaware statutory trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Funds' investment objectives are as follows:

FUND                                      INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Money Market - Federal Portfolio ........ Maximum income consistent with safety of principal and liquidity

Money Market - Prime Portfolio .......... Maximum income consistent with safety of principal and liquidity

Tax-Free Money Market ................... Highest level of income exempt from federal income tax consistent with
                                          quality and maturity standards
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A) SECURITY VALUATIONS -- Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions are reported on the identified cost basis, which is also used for income tax purposes.

B) FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

As of June 30, 2006, the following Funds had net capital loss carryovers:

                                  MONEY MARKET       MONEY MARKET     TAX-FREE
                                      FUND               FUND       MONEY MARKET
(IN THOUSANDS)                 FEDERAL PORTFOLIO   PRIME PORTFOLIO      FUND
--------------------------------------------------------------------------------
For losses expiring June 30,
      2010 .................           $--               $ --            $--
      2011 .................            --                  1             26
      2012 .................            --                 --             --
      2013 .................            --                 --             --
      2014 .................            21                106             --
                                      --------------------------------------
Total ......................          $ 21               $107           $ 26
                                      ======================================

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

                                                         CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                 17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)D
JUNE 30, 2006

      As of June 30, 2006, Money Market Fund - Federal Portfolio and Money Market Fund - Prime Portfolio had (in thousands): $1 and $4, respectively, of post-October losses, which are deferred until July 1, 2006 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Funds' next taxable year.

C) DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

      For Federal income tax purposes the Tax-Free Money Market Fund designates tax-exempt income dividends of (in thousands) $3,130 for the year ended June 30, 2006.

D) AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

E) USE OF ESTIMATES -- The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and lia- bilities at the date of the financial statements and reported amounts of income and expenses during the report- ing period. Actual results could differ from those estimates and assumptions. F) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A) INVESTMENT ADVISORY FEES -- The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the "Agreement") with Scout Investment Advisors, Inc. (the "Advisor"). Each of the Funds was sub- ject to the following fees under the Agreement for the period from July 1, 2005 through June 30, 2006:

            Money Market - Federal Portfolio and Tax-Free Money Market -- 0.30% of average daily net assets.

            Money Market - Prime Portfolio -- 0.34% of average daily net assets.

B) ADMINISTRATION AND FUND ACCOUNTING FEES -- The Trust, on behalf of the Funds, entered into an Administration and Fund Accounting Agreement with UMB Fund Services, Inc. ("UMBFS"), an affiliate of the Advisor. Each of the Funds was subject to the following fees under the Administration and Fund Accounting Agreement for the period from July 1, 2005 through June 30, 2006 -- 0.10% of the first $250 million of average daily net assets, 0.075% of the next $250 million of average daily net assets, 0.050% of the next $250 million of average daily net assets and 0.030% of daily net assets over $750 million.


18                                                 UMB SCOUT FUNDS ANNUAL REPORT

C) SHAREHOLDER SERVICING FEES -- UMBFS also serves as the Funds' transfer agent. UMBFS is paid a fee for these services based on the number of shareholder accounts and activity levels.

D) CUSTODIAN FEES -- UMB Bank, n.a. (the "Bank"), an affiliate of the Advisor, serves as the Funds' custodian. The Bank receives a fee for its services based on the value of securities held in the Funds and the number of transactions.

E) GENERAL -- Certain of the Officers and Directors of the Trust are Officers and Directors of one or more of the above companies.

3. INVESTMENT TRANSACTIONS

      The aggregate amount of security transactions during the year ended June 30, 2006, were as follows:

                                              OTHER               THAN
                                         U.S. GOVERNMENT    U.S. GOVERNMENT
(IN THOUSANDS)                              SECURITIES         SECURITIES
---------------------------------------------------------------------------
MONEY MARKET FUND - FEDERAL PORTFOLIO:
  Purchases ..........................      $       --         $3,373,205
  Sale/Maturity proceeds .............      $       --         $3,374,841
MONEY MARKET FUND - PRIME PORTFOLIO:
  Purchases ..........................      $4,012,455         $3,634,132
  Sale/Maturity proceeds .............      $4,002,422         $3,589,177
TAX-FREE MONEY MARKET FUND:
  Purchases ..........................      $  732,531         $       --
  Sale/Maturity proceeds .............      $  770,339         $       --

4. FEDERAL TAX INFORMATION

      At June 30, 2006, the cost of securities on a tax basis for federal income tax purposes were as follows:

                                          MONEY          MONEY
                                          MARKET         MARKET        TAX-FREE
                                           FUND           FUND          MONEY
                                          FEDERAL        PRIME          MARKET
(IN THOUSANDS)                           PORTFOLIO      PORTFOLIO        FUND
-------------------------------------------------------------------------------
Cost of securities on a tax basis .....   $205,632       $582,336      $108,842
                                          =====================================

The tax character of distributions paid during the fiscal years ended June 30, 2006 and 2005, were as follows:

                                      MONEY MARKET FUND       MONEY MARKET FUND           TAX-FREE
                                      FEDERAL PORTFOLIO        PRIME PORTFOLIO        MONEY MARKET FUND
                                     --------------------------------------------------------------------
                                      YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                      ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                     JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,
(IN THOUSANDS)                         2006        2005        2006        2005        2006        2005
---------------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income ...............    $  7,390    $  3,655    $ 19,509    $  9,853    $     --    $     --
                                     --------------------------------------------------------------------
Total taxable distributions .....       7,390       3,655      19,509       9,853          --          --
  Exempt interest ...............          --          --          --          --       3,129       1,935
                                     --------------------------------------------------------------------
Total distributions paid ........    $  7,390    $  3,655    $ 19,509    $  9,853    $  3,129    $  1,935
                                     ====================================================================

                                                         CONTINUED ON NEXT PAGE.


JUNE 30, 2006                                                                 19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)D
JUNE 30, 2006

As of June 30, 2006, the components of accumulated deficit on a tax basis were as follows:

                                      MONEY             MONEY
                                     MARKET            MARKET         TAX-FREE
                                      FUND               FUND           MONEY
                                     FEDERAL            PRIME          MARKET
(IN THOUSANDS)                      PORTFOLIO         PORTFOLIO         FUND
------------------------------------------------------------------------------
Total accumulated deficit .........   $(22)             $(111)          $(26)
                                      ======================================

5. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.


20                                                 UMB SCOUT FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AUDIT COMMITTEE, BOARD OF DIRECTORS AND SHAREHOLDERS
      UMB SCOUT MONEY MARKET FUND (FEDERAL AND PRIME PORTFOLIOS)
      UMB SCOUT TAX-FREE MONEY
MARKET FUND KANSAS CITY, MISSOURI

We have audited the accompanying statements of assets and liabilities of the UMB Scout Money Market Fund (Federal and Prime portfolios) and UMB Scout Tax-Free Money Market Fund (two of the eight funds comprising the UMB Scout Funds, hereafter referred to as "the Funds"), including the schedules of investments as of June 30, 2006, and the related statements of operations for the year ended June 30, 2006, changes in net assets for the two years ended June 30, 2006, and the financial highlights for the five years ended June 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UMB Scout Money Market Fund (Federal and Prime portfolios) and UMB Scout Tax-Free Money Market Fund as of June 30, 2006, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.

BKD, LLP

Houston, Texas
July 27, 2006


JUNE 30, 2006                                                                 21

EXPENSE EXAMPLE

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES

The first line for each Fund shown in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each Fund shown in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

                                                                                                           EXPENSES
                                                           BEGINNING         ENDING                       PAID DURING
                                                            ACCOUNT          ACCOUNT        ANNUALIZED       PERIOD
                                                             VALUE            VALUE           EXPENSE       1/1/06 -
FUND                                                         1/1/06          6/30/06           RATIO        6/30/06*
---------------------------------------------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
  Actual ............................................       $1,000.00       $1,020.10         0.5092%        $2.55
  Hypothetical ......................................        1,000.00        1,022.48         0.5092%         2.55

UMB SCOUT MONEY MARKETFUND - PRIME PORTFOLIO
  Actual ............................................        1,000.00        1,020.50         0.5052%         2.53
  Hypothetical ......................................        1,000.00        1,022.49         0.5052%         2.53

UMB SCOUT TAX-FREE MONEY MARKET FUND
  Actual ............................................        1,000.00        1,013.20         0.5544%         2.77
  Hypothetical ......................................        1,000.00        1,022.25         0.5544%         2.78


* EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR 181/365 (TO REFLECT THE HALF-YEAR PERIOD).


22                                                 UMB SCOUT FUNDS ANNUAL REPORT

TRUSTEES AND OFFICERS

                                                                                                         Number of         Other
                                                  Term of Office                                         Portfolios    Directorships
                                 Position(s)      and Length of             Principal Occupation(s)      in Complex       Held by
Name, Address and Age          Held with Fund      Time Served                During Past 5 Years         Overseen       Director
------------------------------------------------------------------------------------------------------------------------------------
Andrea F. Bielsker             Trustee          Indefinite, until       Senior Vice President, Finance,       8          None
1010 Grand Boulevard                            successor elected       Chief Financial Officer and
Kansas City, Missouri 64106                     Served as a Trustee     Treasurer from 2002 to 2005;
Age: 47                                         since 2005              Vice President, Finance, Chief
                                                                        Financial Officer and Treasurer
                                                                        from 2001 to 2002; Vice
                                                                        President, Finance and Treasurer
                                                                        from 2000 to 2001, Great Plains
                                                                        Energy (Kansas City Power and
                                                                        Light prior to October 2001)

William B. Greiner*            Trustee          Indefinite, until       Chief Investment Officer, UMB         8          None
1010 Grand Boulevard                            successor elected       Bank, n.a. and Scout Investment
Kansas City, Missouri 64106                     Served as a Trustee     Advisors, Inc. since 2004; from
Age: 52                                         since 2005              2003 to 2004 managed private
                                                                        accounts at True North. Prior to
                                                                        2003, Chief Investment Officer,
                                                                        UMB Bank, n.a. and Chairman of
                                                                        Scout Investment Advisors, Inc.
                                                                        since its inception in 2001

Dr. William E. Hoffman         Trustee          Indefinite, until       Orthodontist                          8          None
1010 Grand Boulevard                            successor elected
Kansas City, Missouri 64106                     Served as a Trustee
Age: 67                                         since 1982

Eric T. Jager                  Trustee          Indefinite, until       President, Windcrest Investment       8          Nygaard
1010 Grand Boulevard                            successor elected       Management, Inc.; Executive Vice                 Corporation
Kansas City, Missouri 64106                     Served as a Trustee     President-Investments, Bartlett
Age: 63                                         since 1987              and Company

Stephen F. Rose                Chair, Trustee   Indefinite, until       Chairman, Sun Publications, Inc.      8          None
1010 Grand Boulevard                            successor elected
Kansas City, Missouri 64106                     Served as Chair since
Age: 58                                         2005; Trustee since
                                                1989

* MR. GREINER IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, DUE TO HIS EMPLOYMENT BY SCOUT INVESTMENT ADVISORS, INC., THE FUNDS' INVESTMENT ADVISOR.

      THE UMB SCOUT FUNDS' STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND TRUSTEES. THE SAI IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 800-996-2862.


JUNE 30, 2006                                                                 23

                                                                                                         Number of         Other
                                                  Term of Office                                         Portfolios    Directorships
                                 Position(s)      and Length of             Principal Occupation(s)      in Complex       Held by
Name, Address and Age          Held with Fund      Time Served                During Past 5 Years         Overseen       Director
------------------------------------------------------------------------------------------------------------------------------------
Gary W. DiCenzo                President        Indefinite, until       Executive Vice President, UMB        N/A            N/A
UMB Bank, n.a.                                  successor appointed     Bank, n.a. since 2004. From
1010 Grand Boulevard                            Served as President     2003 to 2004, Senior Vice
Kansas City, Missouri 64106                     since 2005; Vice        President, UMB Bank, n.a.
Age: 42                                         President since 2004    Prior to 2003, Vice
                                                                        President, Driehaus Capital
                                                                        Management

James L. Moffett               Principal        Indefinite, until       Executive Vice President, UMB        N/A            N/A
UMB Bank, n.a.                 Executive        successor appointed     Bank, n.a. and Chairman,
1010 Grand Boulevard           Officer          Served as a             Scout Investment Advisors,
Kansas City, Missouri 64106                     Principal Executive     Inc. since 2001. Lead manager
Age: 65                                         Officer since 2003      of UMB Scout Stock and
                                                                        WorldWide Funds

Constance E. Martin            Secretary        Indefinite,             Fund Administrator, Acctg &          N/A            N/A
UMB Bank, n.a.                                  until successor         Admin., UMB Fund Services,
1010 Grand Boulevard                            appointed               Inc. since 2006, Compliance
Kansas City, Missouri 64106                                             Officer, UMB Scout Funds,
Age: 44                                                                 2003-2004, Director - Mutual
                                                                        Fund Client Relations, Jones
                                                                        & Babson, Inc. from 1986-2003

C. Warren Green                Treasurer and    Indefinite, until       Vice President and Chief             N/A            N/A
UMB Bank, n.a.                 Principal        successor appointed     Financial Officer, Asset
1010 Grand Boulevard           Financial        Served as Treasurer     Management Division, UMB
Kansas City, Missouri 64106    Officer          and Principal           Bank, n.a. since 2000
Age: 47                                         Financial Officer
                                                since 2005

Bradley S. Kastler             Chief            Indefinite, until       Senior Vice President and            N/A            N/A
UMB Bank, n.a.                 Compliance       successor appointed     Director of Financial
1010 Grand Boulevard           Officer          Served as Chief         Services Compliance since
Kansas City, Missouri 64106                     Compliance Officer      2004; from 2001 to 2004, Vice
Age: 43                                         since 2004              President and Financial
                                                                        Services Audit Director, UMB
                                                                        Financial Corporation. Prior
                                                                        to 2001, trust examiner with
                                                                        the Comptroller of the
                                                                        Currency


24                                                 UMB SCOUT FUNDS ANNUAL REPORT

                    PROXY VOTING POLICIES AND PROCEDURES

   For a description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at
    www.sec.gov as well as the Funds' website at www.umbscoutfunds.com. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available as of August
    31, 2006 without charge, upon request, by calling 800-996-2862 or by accessing the website of the Securities and Exchange Commission.

                      DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the website of the
Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

  THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE SHAREHOLDERS OF THE UMB SCOUT MONEY MARKET FUND AND THE UMB SCOUT TAX-FREE MONEY MARKET
FUND, AND IS NOT TO BE CONSTRUED AS AN OFFERING OF THE SHARES OF THE FUNDS.

NOT AUTHORIZED FOR DISTRIBUTION UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT
                        UMB SCOUT FUNDS PROSPECTUS.

 THE UMB SCOUT FUNDS ARE DISTRIBUTED BY UMB DISTRIBUTION SERVICES, LLC, AN
  AFFILIATE OF UMB FINANCIAL CORPORATION, AND MANAGED BY SCOUT INVESTMENT
               ADVISORS, INC., A SUBSIDIARY OF UMB BANK, N.A.

INVESTMENT ADVISOR
  Scout Investment Advisors, Inc.
  Kansas City, Missouri

AUDITORS
  BKD, LLP
  Houston, Texas

LEGAL COUNSEL
  Stradley Ronon Stevens & Young, LLP
  Philadelphia, Pennsylvania

CUSTODIAN
  UMB Bank, n.a.
  Kansas City, Missouri

DISTRIBUTOR
  UMB Distribution Services, LLC
  Milwaukee, Wisconsin

TRANSFER AGENT
  UMB Fund Services, Inc.
  Milwaukee, Wisconsin


               [LOGO]

          UMB | SCOUT FUNDS

            P.O. Box 1241
      Milwaukee, WI 53201-1241

       TOLL FREE 800-996-2862

          umbscoutfunds.com

"UMB," "Scout" and the Scout design
  are registered service marks of
     UMB Financial Corporation.

ITEM 2. CODE OF ETHICS

The Registrant has adopted a code of ethics (the "Code"), as that term is defined in Item 2 of Form N-CSR, that applies to the Registrant's principal executive officer and principal financial officer. A copy of the Code is attached as an exhibit. There were no amendments to the Code or waivers from the provisions of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board has determined that Ms. Andrea Bielsker possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's audit committee and designated Ms. Bielsker as the "audit committee financial expert." Ms. Bielsker is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees for Registrant.

      The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with the statutory and regulatory filings and engagements for the last two fiscal years are as follows:

      Fiscal year ended June 30, 2006             $ 75,000
      Fiscal year ended June 30, 2005             $ 92,800

(b) Audit-Related Fees for Registrant.

      The aggregate fees billed in each of the last two fiscal years for custody audits and services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are as follows:

      Fiscal year ended June 30, 2006             $   23,500
      Fiscal year ended June 30, 2005             $   26,000

(c) Tax Fees for Registrant.

      The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax review of Registrant's tax returns are as follows:

      Fiscal year ended June 30, 2006             $    4,700
      Fiscal year ended June 30, 2005             $    3,700

(d) All Other Fees.

      None.

(e)
      (1) The Registrant's Audit Committee has adopted an Audit Committee Charter that provides that the Audit Committee shall approve, prior to appointment, the engagement of the auditor to provide audit services to the Registrant and non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

      (2) The percentage of services described in each of paragraphs (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

            (b) Not applicable.
            (c) Not applicable.
            (d) Not applicable.

(f) All of the principal accountant's hours spent on auditing the Registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) Non-Audit Fees Billed for Registrant None.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Code of Ethics as required by Item 2. FILED AS AN ATTACHMENT TO THIS FILING.

      (2) Certifications pursuant to Sections 302 of the Sarbanes-Oxley Act of 2002. FILED HEREWITH.

      (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE TO OPEN-END INVESTMENT COMPANIES.

(b) Certification pursuant to Section 906 of the Sarbanes Oxley Act of 2002. FILED HEREWITH.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Funds


/s/ James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
September 5, 2006


/s/ C. Warren Green
------------------------------
C. Warren Green
Principal Financial Officer
September 5, 2006